AMERICAN EXPRESS CUSTOM PROSPECTUS

Evergreen Variable Annuity Trust

Evergreen VA Global Leaders  Fund
Evergreen VA Growth and Income  Fund
Evergreen VA Masters  Fund
Evergreen VA Omega Fund
Evergreen VA Small  Cap Value  Fund
Evergreen VA Strategic Income Fund

Prospectus, May 1, 2001

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                         T A B L E  O F  C O N T E N T S


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                           2

Evergreen VA Global Leaders Fund                 4

Evergreen VA Growth and Income Fund              6

Evergreen VA Masters Fund                        8

Evergreen VA Omega Fund                         10

Evergreen VA Small Cap Value Fund               12

Evergreen VA Strategic Income Fund              14

GENERAL INFORMATION:

The Funds' Investment Advisors                  16

The Funds' Sub-Advisors                         16

The Funds' Portfolio Managers                   17

Calculating the Share Price                     18

Participating Insurance Companies               18

How to Buy and Redeem Shares                    18

Other Services                                  18

The Tax Consequences of

      Investing in the Funds                    19

Fees and Expenses of the Funds                  19

Financial Highlights                            20

Other Fund Practices                            26

In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

Investment Goal

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors

What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                      O V E R V I E W  O F  F U N D R I S K S


Variable
Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For more information about these Funds and the other funds offered by Evergreen, please call 1-800-847-5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment no longer appears to meet the Fund's investment objective; iii) when the Fund must meet redemptions; or iv) for other investment reasons which the portfolio manager deems necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o  not insured,  endorsed or  guaranteed by the FDIC or any  government  agency
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund that invests in stocks will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events also could cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors the Fund invests in do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impacts its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

VARIABLE ANNUITY FUNDS
2

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If the Fund invests a significant portion of its portfolio in debt securities or dividend paying stocks that are purchased for dividend income and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by the Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays. Debt securities with longer maturities are generally more sensitive to interest rate changes than securities with shorter maturities. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If the Fund invests in debt securities, then the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk

If the Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value, dividend yield and/or total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value, dividend yield and/or total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VARIABLE ANNUITY FUNDS
3

VA GLOBAL LEADERS FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Equity Securities

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:

o        Edwin D. Miska
o        Anthony Han, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks to provide investors with long-term capital growth.

Investment Strategy

The Fund normally invests at least 65% of its assets in a diversified portfolio of equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its total assets in one country. The Fund's portfolio managers will screen the largest companies in major industrialized countries and invest in what they believe are the 100 best companies selected. The portfolio managers use both qualitative and quantitative criteria for selecting securities, including high return on equity, consistent earnings growth, established market presence, and industries or sectors with significant growth prospects. The Fund's portfolio managers will review and evaluate on an ongoing basis, their criteria for choosing these companies.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
4

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return  (%)
1998            1999           2000
18.92           24.72          -8.70

Best Quarter:           4th Quarter 1998          +21.86%
Worst Quarter:          3rd Quarter 1998          -14.25%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Index (MSCI World), which is an unmanaged, broad, market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                  Performance
             Inception  1 year   5 year   10 year   Since
              Date                                 Inception
Fund         3/6/1997  -8.70%    N/A       N/A       10.67%
MSCI World            -13.18%    N/A       N/A       11.65%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.29%          1.16%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $118
3 years            $368
5 years            $638
10 years           $1,409

VARIABLE ANNUITY FUNDS
5

VA GROWTH AND INCOME FUND

FUND FACTS:

Goals:

o        Capital Growth
o        Current Income

Principal Investment:

o        Large-Cap and Medium-Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Philip M. Foreman, CFA
o        Irene D. O'Neill, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks capital growth in the value of its shares and current income.

Investment Strategy

The Fund invests primarily in common stocks of medium- and large-sized U.S. companies, typically having a market capitalization over $1.5 billion at the time of investment. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. The Fund's portfolio managers look for companies that are temporarily undervalued in the marketplace, sell at a discount to their private market values and which display certain characteristics such as earning a high return on investment and having some kind of competitive advantage in their industry. The Fund intends to seek additional income primarily by investing in convertible bonds and convertible preferred stock up to 20% of its total assets. The Fund may also invest up to 25% of its assets in foreign securities.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
6

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1997           1998         1999          2000
34.66          4.77         18.57         -0.30

Best Quarter:       2nd Quarter 1997       +17.25%
Worst Quarter:      3rd  Quarter 1998      -15.19%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 400 Mid-Cap Index (S&P 400), which is an unmanaged market-value index measuring the performance of the mid-sized company segment of the U.S. market consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
             Inception 1 year   5 year    10 year   Since
              Date                                 Inception
Fund         3/1/1996  -0.30%   N/A      N/A        15.23%
S&P 400                17.50%   N/A      N/A        19.99%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.75%           0.00%          0.19%          0.94%
+Restated to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $ 96
3 years            $ 300
5 years            $ 520
10 years           $ 1,155

VARIABLE ANNUITY FUNDS
7

VA MASTERS FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Common Stocks of All Market Capitalizations

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Sub-Advisors:

o        MFS Institutional Advisors, Inc.
o        OppenheimerFunds, Inc.
o        Putnam Investment Management, LLC

Portfolio Manager:

o        Team

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund's investment program is based on the Manager of Managers strategy of the investment advisor which allocates the Fund's portfolio assets on an approximately equal basis among itself and three sub-advisors -- each of which employs a different investment style.

EIMC's segment of the portfolio will primarily be invested in equity securities of U.S. and foreign companies with market capitalizations between approximately $500 million and $5 billion. EIMC invests in companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow and earnings potential. EIMC will use a value-oriented investment strategy.

The Fund's current sub-advisors are:
    MFS Institutional Advisors, Inc. (MFS)
    OppenheimerFunds, Inc. (Oppenheimer)
    Putnam Investment Management, LLC (Putnam)


MFS manages its segment of the portfolio by primarily investing in equity securities of companies with market capitalizations falling within the range of the Russell Midcap Growth Index at the time of the Fund's investment. Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to continue sustained growth. MFS may invest up to 25% (and generally expects to invest between 0% and 10%) of its segment of the Fund's assets in foreign securities (not including American Depositary Receipts), which are not traded on a U.S. exchange. MFS will use a growth-oriented investment strategy.

Oppenheimer manages its segment of the portfolio by investing primarily in equity securities of those companies with market capitalizations over $5 billion; however, Oppenheimer may, when it deems advisable, invest in the equity securities of mid-cap and small-cap companies. In purchasing portfolio securities, Oppenheimer may invest without limit in foreign securities and may, to a limited degree, invest in non-convertible debt securities and preferred stocks which have the potential for capital growth. Oppenheimer will use a blended growth- and value-oriented investment strategy.

Putnam's segment of the portfolio will primarily be invested in equity securities of U.S. and foreign issuers with market capitalizations of $3 billion or more. Putnam may also purchase non-convertible debt securities which offer the opportunity for capital growth. In the evaluation of a company, more consideration is given to growth potential than to dividend income. Putnam will use a growth-oriented investment strategy.

The "growth" style of investing emphasizes investments in stocks of companies which the Fund's sub-advisor believes have anticipated earnings ranging from steady to accelerated growth. The "value" style of investing emphasizes investments in stocks of companies which the Fund's sub-advisor believes are undervalued. One or a blend of both of these investment styles will be applied by the sub-advisors to the segment of the Fund's portfolio for which that sub-advisor is responsible.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:
o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
8

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in each calendar year since its inception on 1/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied.
Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

2000
-3.06

Best Quarter:         1st  Quarter 2000        +6.06%
Worst Quarter:        4th Quarter 2000         -8.38%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the S&P 400 Mid-Cap Index (S&P
400). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The S&P 400 is an unmanaged market-value index measuring the performance of the mid-sized company segment of the U.S. market consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                   Performance
             Inception  1 year  5 year   10 year   Since
               Date                                Inception
Fund         1/29/1999  -3.06%  N/A     N/A        11.75%
S&P 500                 -9.10%  N/A     N/A        2.89%
S&P 400                 17.50%  N/A     N/A        19.31%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.25%          1.12%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $ 114
3 years            $ 356
5 years            $ 617
10 years           $ 1,363

VARIABLE ANNUITY FUNDS
9

VA OMEGA FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        U.S. Common Stocks of All Market Capitalizations

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Maureen E. Cullinane, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund's portfolio manager employs a growth style of equity management. "Growth" stocks are stocks of companies that the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. The portfolio manager's active style of portfolio management may lead to high portfolio turnover, but that will not limit the portfolio manager's investment decisions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
10

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1998           1999          2000
22.25          47.24         -12.46

Best Quarter:        4th  Quarter 1999        +29.99%
Worst Quarter:       4th Quarter 2000         -25.00%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Growth Index (Russell 1000 Growth) and the S&P 500 Index (S&P 500). The Russell 1000 Growth is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and forecasted growth values. The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                Performance
             Inception  1 year   5 year  10 year  Since
              Date                               Inception
Fund         3/6/1997  -12.46%   N/A     N/A      15.75%
S&P 500                -9.10%    N/A     N/A      15.92%
Russell 1000 Growth    -22.42%   N/A     N/A      15.87%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.52%           0.00%          0.16%          0.68%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $69
3 years            $218
5 years            $379
10 years           $847

VARIABLE ANNUITY FUNDS
11

VA SMALL CAP VALUE FUND

FUND FACTS:

Goals:

o        Current Income
o        Capital Growth

Principal Investment:

o        Small-Cap U.S. Common Stocks

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Jordan D. Alexander, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks current income and capital growth in the value of its shares.

Investment Strategy

The Fund invests primarily in common stocks of small U.S. companies, typically having a market capitalization of less than $1.5 billion at the time of investment. The Fund's portfolio manager seeks to limit the investment risk of small company investing by seeking stocks that produce regular income, are issued by companies with a history of buying back stock, and trade below what the portfolio manager considers their intrinsic value. The Fund's portfolio manager looks specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
12

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in the calendar year since its inception on 5/1/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

1999             2000
12.07            20.71

Best Quarter:         2nd Quarter 1999          +17.26%
Worst Quarter:        1st Quarter 1999          -5.64%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000) and the Russell 2000 Value Index (Russell 2000 Value). The Russell 2000 Index is a market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Value is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                  Performance
            Inception 1 year   5 year    10 year   Since
              Date                                 Inception
Fund         5/1/1998 20.71%   N/A      N/A        10.78%
Russell 2000          -3.02%   N/A      N/A         1.32%
Russell 2000 Value    22.83%   N/A      N/A         1.47%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.27%          1.14%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.02%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $116
3 years            $362
5 years            $628
10 years           $1,386

VARIABLE ANNUITY FUNDS
13

VA STRATEGIC INCOME FUND

FUND FACTS:

Goals:

o        High Current Income
o        Capital Growth

Principal Investments:

o        Domestic High Yield, High Risk Bonds
o        Foreign Debt Securities
o        U.S. Government Securities

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Prescott B. Crocker, CFA


Dividend Payment Schedule:

o        Annually


Investment Goal

The  Fund  seeks  high  current   income  from  interest  on  debt   securities.
Secondarily, the Fund considers potential for growth of capital in selecting securities.

Investment Strategy

The Fund intends to allocate its assets principally between domestic high yield, high risk bonds and debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, mortgage-backed securities and money market instruments. This allocation will be made on the basis of the portfolio manager's assessment of global opportunities for high income and high investment return. From time to time, the Fund may invest 100% of its assets in U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years. The Fund's portfolio manager takes an aggressive approach to investing but seeks to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and review of sector and industry trends.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

In addition, the Fund principally invests in below investment grade bonds, commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

The  Fund  is  also  subject  to  the  risks   associated   with   investing  in
mortgage-backed securities. Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be

particularly   sensitive  to  interest  rates.   Early  repayment  of  mortgages
underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
14

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's returns have varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1998           1999        2000
5.91           1.64        -0.69

Best Quarter:         1st Quarter 1998          +2.94%
Worst Quarter:        1st Quarter 2000          -1.78%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Aggregate Bond Index (LBABI). The LBABI is an unmanaged, fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                    n                             Performance
             Inception 1 year   5 year    10 year   Since
              Date                                 Inception
Fund         3/6/1997 -0.69%   N/A      N/A        3.14%
LBABI                 11.63%   N/A      N/A        7.34%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.55%           0.00%          0.29%          0.84%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $ 86
3 years            $ 268
5 years            $ 466
10 years           $ 1,037

VARIABLE ANNUITY FUNDS
15

THE FUNDS' INVESTMENT ADVISORS

An investment advisor manages a Fund's investments and supervises its daily business affairs. There are two investment advisors for the Funds included in this prospectus. Evergreen Investment Management Company, LLC (EIMC) is a wholly-owned subsidiary of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.4 billion in consolidated assets as of 3/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013. Mentor Perpetual Advisors, LLC is partially owned by EIMC.

Evergreen Investment  Management Company, LLC is the investment advisor to:
o VA Global Leaders Fund
o VA Growth and Income Fund
o VA Masters Fund
o VA Omega  Fund
o VA Small Cap Value Fund
o VA  Strategic Income Fund

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in investment assets for 59 of the Evergreen Funds as of 3/31/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year end 12/31/2000, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                    % of the Fund's average
                                           net assets
VA Global Leaders Fund*                      0.72%
VA Growth and Income Fund*                   0.81%
VA Masters Fund*                             0.76%
VA Omega Fund                                0.52%
VA Small Cap Value Fund *                    0.75%
VA Strategic Income Fund                     0.55%

*Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.

THE FUNDS' SUB-ADVISORS

MFS Institutional Advisors, Inc. (MFS,) OppenheimerFunds, Inc. (Oppenheimer), and Putnam Investment Management, LLC (Putnam) are each sub-advisors to a portion of:

o        VA Masters Fund

Subject to the supervision of EIMC, each sub-advisor manages a segment of the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the segment, and places orders to purchase and sell securities for the segment. EIMC also manages a segment of the Fund's portfolio. The Fund pays no direct fees to any of the sub-advisors. The three sub-advisors of the Fund are:

MFS Institutional Advisors, Inc. (MFS), 500 Boylston Street, Boston, Massachusetts 02116, is America's oldest mutual fund organization. As of 3/31/2001, MFS managed more than $132 billion on behalf of more than 6 million investor accounts.

OppenheimerFunds, Inc. (Oppenheimer), Two World Trade Center, New York, New York 10048, has operated as an investment advisor since 1960. As of 3/31/2001, Oppenheimer and its subsidiaries managed investment companies with assets of more than $115 billion and including more than 65 funds with more than 5 million shareholder accounts.

Putnam Investment Management, LLC (Putnam), One Post Office Square, Boston, Massachusetts 02109, has been managing mutual funds since 1937. As of 3/31/2001, Putnam and its affiliates managed more than $320.50 billion of assets for nearly 13 million shareholder accounts.

Through an exemptive order received from the Securities and Exchange Commission, EIMC has ultimate responsibility (subject to oversight by the Board of Trustees) to oversee VA Masters Fund's sub-advisors and recommend the hiring, termination and replacement of unaffiliated sub-advisors without receiving prior shareholder approval. However, shareholders will be notified in the event there has been a replacement of one of the sub-advisors. In addition, the exemptive order permits the disclosure of fees paid to unaffiliated sub-advisors on an aggregate basis only.

For the fiscal year ended 12/31/2000, the fees paid to the sub-advisors by EIMC were as follows:

                                    % of Masters Fund's

Sub-advisors                        average net assets
------------                        ------------------
EIMC                                       0.19%*
MFS, Oppenheimer, Putnam                   0.68%

*Prior to the date of this prospectus, EIMC acted as sub-advisor to a portion of the VA Masters Fund, having replaced Evergreen Asset Management Corp. on 11/1/2000.

VARIABLE ANNUITY FUNDS
16

THE FUNDS' PORTFOLIO MANAGERS

VA Global Leaders Fund

Edwin D. Miska and Anthony T. Han, CFA, co-manage the Fund. Mr. Miska has managed the Fund since March 1997. Mr. Miska had been an analyst with EIMC and its predecessor since 1986. He became a portfolio manager with EIMC in 1989. Mr. Miska has managed the Evergreen Global Leaders Fund since November 1995.

Anthony T. Han,  has  managed  the Fund since  March  2000.  Mr. Han joined
EIMC in January 2000 as a Vice President and portfolio manager. From September 1992 until he joined EIMC, Mr. Han was an International Analyst with The Pioneer Group. Mr. Han has co-managed the Evergreen Global Leaders Fund since January 2000.

VA Growth and Income Fund

Philip M. Foreman, CFA, is lead manager and Irene D. O'Neill, CFA, is co-manager of the Fund.

Mr. Foreman managed the Fund alone from January 1999 until joined by Ms. O'Neill in September 1999. Mr. Foreman has been a portfolio manager at EIMC since November 2000. From January 1999 until he joined EIMC, he was a portfolio manager at EAMC. From November 1991 until he joined EAMC, he was a portfolio manager at Washington Mutual Advisors, Inc., where he began as Vice President and became Senior Vice President in November 1994. Mr. Foreman has managed the Evergreen Growth and Income Fund since January 1999.

Ms. O'Neill has been a portfolio manager at EIMC since November 2000. From March 1988 until she joined EIMC, she was a portfolio manager at EAMC. Ms. O'Neill has co-managed the Evergreen Growth and Income Fund since September 1999.

VA Masters Fund

The Fund is managed utilizing a team of investment professionals. These include:

o        Evergreen Team
o        MFS Team
o        Oppenheimer Team
o        Putnam Team

Manager Oversight - EIMC has appointed a committee of investment personnel which is primarily responsible for overseeing the sub-advisors of the VA Masters Fund. EIMC has ultimate responsibility for the investment performance of the Fund.

EIMC continuously monitors the performance and investment styles of the Fund's sub-advisors and from time to time may recommend changes of sub-advisors based on factors such as changes in a sub-advisor's investment style or a departure by a sub-advisor from the investment style for which it had been selected, a deterioration in a sub-advisor's performance relative to that of other investment management firms practicing a similar style, or adverse changes in its ownership or personnel.

One segment may be larger or smaller at various times than other segments, but EIMC will not reallocate assets among the segments to reduce these differences in size until the assets allocated to itself or one sub-advisor either exceed 35% or are less than 15% of the Fund's average daily net assets for a period of three consecutive months. In such event the investment advisor may, but is not obligated to, reallocate assets among sub-advisors to provide for a more equal distribution of the Fund's assets.

VA Omega Fund

Maureen E. Cullinane, CFA, has managed the Fund since April 1999. Ms. Cullinane has been a Vice President and portfolio manager at EIMC since September 1987. She became a Senior Vice President and Senior Portfolio Manager in March 1997 and a Managing Director and Senior Portfolio Manager in September 2000. She has been employed by EIMC and its predecessor since 1974. Ms. Cullinane has been the portfolio manager of the Evergreen Omega Fund since April 1989.

VA Small Cap Value Fund

Jordan Alexander, CFA, had been co-manager of the Fund since April 1999 and became manager in January 2000. Mr. Alexander has been associated with EIMC since November 2000. From September 1998 until April 1999, he was an assistant portfolio manager with EAMC. From 1995 to 1998, Mr. Alexander was an associate healthcare analyst at PaineWebber Incorporated. Mr. Alexander has managed the Evergreen Small Cap Value Fund since April 1999.

VA Strategic Income Fund

Prescott B. Crocker, CFA, has managed the Fund since its inception in March 1997. Mr. Crocker is a Senior Vice President, Senior Portfolio Manager, and head of the High Yield Bond Team at EIMC. He joined EIMC in February 1997 and initially served as the manager of the Evergreen High Yield Bond Fund and the Evergreen Strategic Income Fund. From 1993 until he joined EIMC, he held various positions at Boston Security Counselors, including President and Chief Investment Officer, and was Managing Director and a portfolio manager at Northstar Investment Management. Mr. Crocker has managed the Evergreen Strategic Income Fund since February 1997.

VARIABLE ANNUITY FUNDS
18

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open, at 4 p.m. Eastern time or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price you pay per share for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds

Normally, we will send redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

OTHER SERVICES

Automatic Reinvestment of Distributions

For  the  convenience  of  investors,   all  dividends  and  capital  gains  are
distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise.

VARIABLE ANNUITY FUNDS
18

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Fund Distributions

Each Fund passes along the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Dividends. Each Fund pays an annual dividend from the dividends, interest and other income on the securities in which it invests.
o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policies, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running a Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results. Because these fees are "invisible," investors should examine them closely, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

VARIABLE ANNUITY FUNDS
19

FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in each of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.

                                   EVERGREEN
                             Variable Annuity Trust

                                              Year Ended December 31,
                                       -------------------------------------
                                        2000      1999    1998 #  1997 (a) #
VA GLOBAL LEADERS FUND
Net asset value, beginning of period   $ 15.85   $ 12.76  $10.79    $10.00
                                       -------   -------  ------    ------
Income from investment operations
Net investment income                     0.07      0.06    0.10      0.11
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions           (1.45)     3.09    1.94      0.77
                                       -------   -------  ------    ------
Total from investment operations         (1.38)     3.15    2.04      0.88
                                       -------   -------  ------    ------
Distributions to shareholders from
Net investment income                    (0.07)    (0.06)  (0.07)    (0.06)
Net realized gains                           0         0       0     (0.03)
                                       -------   -------  ------    ------
Total distributions                      (0.07)    (0.06)  (0.07)    (0.09)
                                       -------   -------  ------    ------
Net asset value, end of period         $ 14.40   $ 15.85  $12.76    $10.79
                                       -------   -------  ------    ------
Total return*                            (8.70%)   24.72%  18.92%     8.80%
Ratios and supplemental data
Net assets, end of period (thousands)  $43,382   $21,022  $9,583    $2,899
Ratios to average net assets
 Expenses++                               1.01%     1.01%   1.04%     1.05%+
 Net investment income                    0.57%     0.58%   0.89%     1.15%+
Portfolio turnover rate                     21%       17%     12%       11%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
20

                                   EVERGREEN
                             Variable Annuity Trust

                                         Year Ended December 31,
                                -----------------------------------------------
                                 2000     1999 #   1998 #   1997 #   1996 (a) #
VA GROWTH AND INCOME FUND
Net asset value, beginning of
 period                         $ 17.44   $ 15.58  $ 15.29  $ 11.83   $ 10.00
                                -------   -------  -------  -------   -------
Income from investment
 operations
Net investment income              0.02      0.07     0.16     0.08      0.06
Net realized and unrealized
 gains or losses on securities
 and foreign currency related
 transactions                     (0.07)     2.74     0.56     4.01      1.84
                                -------   -------  -------  -------   -------
Total from investment
 operations                       (0.05)     2.81     0.72     4.09      1.90
                                -------   -------  -------  -------   -------
Distributions to shareholders
 from
Net investment income             (0.02)    (0.06)   (0.13)   (0.07)    (0.06)
Net realized gains                (0.91)    (0.89)   (0.30)   (0.56)    (0.01)
                                -------   -------  -------  -------   -------
Total distributions               (0.93)    (0.95)   (0.43)   (0.63)    (0.07)
                                -------   -------  -------  -------   -------
Net asset value, end of period  $ 16.46   $ 17.44  $ 15.58  $ 15.29   $ 11.83
                                -------   -------  -------  -------   -------
Total return*                     (0.30%)   18.57%    4.77%   34.66%    19.00%
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $85,645   $84,067  $60,576  $31,088   $14,484
Ratios to average net assets
 Expenses++                        1.01%     1.01%    1.01%    1.01%     1.00%+
 Net investment income             0.10%     0.44%    1.02%    0.59%     1.00%+
Portfolio turnover rate              53%       66%      13%      18%        2%

(a) For the period from March 1, 1996 (commencement of operations) to
    December 31, 1996.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
21

                                  EVERGREEN
                             Variable Annuity Trust

                                                               Year Ended
                                                              December 31,
                                                           --------------------
                                                            2000     1999 (a) #
VA MASTERS FUND
Net asset value, beginning of period                       $ 12.58    $ 10.00
                                                           -------    -------
Income from investment operations
Net investment income                                            0       0.01
Net realized and unrealized gains or losses on securities
 and foreign currency related transactions                   (0.34)      2.74
                                                           -------    -------
Total from investment operations                             (0.34)      2.75
                                                           -------    -------
Distributions to shareholders from
Net investment income                                            0      (0.01)
Net realized gains                                           (1.15)     (0.16)
                                                           -------    -------
Total distributions                                          (1.15)     (0.17)
                                                           -------    -------
Net asset value, end of period                             $ 11.09    $ 12.58
                                                           -------    -------
Total return*                                                (3.06%)    27.58%
Ratios and supplemental data
Net assets, end of period (thousands)                      $37,268    $18,873
Ratios to average net assets
 Expenses++                                                   1.01%      1.00%+
 Net investment income                                        0.02%      0.15%+
Portfolio turnover rate                                         85%        83%

(a) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                            Year Ended December 31,
                                       ---------------------------------------
                                        2000     1999 #    1998 #   1997 (a) #
VA OMEGA FUND
Net asset value, beginning of period   $ 19.98   $ 13.57   $11.10     $10.00
                                       -------   -------   ------     ------
Income from investment operations
Net investment income (loss)              0.01     (0.06)   (0.04)     (0.06)
Net realized and unrealized gains or
 losses on securities                    (2.27)     6.47     2.51       1.16
                                       -------   -------   ------     ------
Total from investment operations         (2.26)     6.41     2.47       1.10
                                       -------   -------   ------     ------
Distributions to shareholders from
Net investment income                    (0.01)        0        0          0
Net realized gains                       (0.74)        0        0          0
                                       -------   -------   ------     ------
Total distributions                      (0.75)        0        0          0
                                       -------   -------   ------     ------
Net asset value, end of period         $ 16.97   $ 19.98   $13.57     $11.10
                                       -------   -------   ------     ------
Total return*                           (12.46)%   47.24%   22.25%     11.00%
Ratios and supplemental data
Net assets, end of period (thousands)  $97,397   $24,176   $4,039     $1,868
Ratios to average net assets
 Expenses++                               0.68%     0.96%    1.02%      1.06%+
 Net investment income (loss)             0.07%    (0.35)%  (0.33)%    (0.74)%+
Portfolio turnover rate                    177%      120%      49%        39%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
23

                                   EVERGREEN
                             Variable Annuity Trust

                                                 Year Ended December 31,
                                                ---------------------------
                                                 2000     1999   1998 (a) #
VA SMALL CAP VALUE FUND
Net asset value, beginning of period            $ 10.14  $ 9.58    $10.00
                                                -------  ------    ------
Income from investment operations
Net investment income                              0.08    0.13      0.15
Net realized and unrealized gains or losses on
 securities                                        1.99    1.02     (0.45)
                                                -------  ------    ------
Total from investment operations                   2.07    1.15     (0.30)
                                                -------  ------    ------
Distributions to shareholders from
Net investment income                             (0.10)  (0.13)    (0.11)
Net realized gains                                (0.41)  (0.46)    (0.01)
                                                -------  ------    ------
Total distributions                               (0.51)  (0.59)    (0.12)
                                                -------  ------    ------
Net asset value, end of period                  $ 11.70  $10.14    $ 9.58
                                                -------  ------    ------
Total return*                                     20.71%  12.07%   (2.86)%
Ratios and supplemental data
Net assets, end of period (thousands)           $10,400  $4,958    $2,282
Ratios to average net assets
 Expenses++                                        1.02%   1.01%     1.02%+
 Net investment income                             1.01%   1.69%     2.49%+
Portfolio turnover rate                              82%     65%       16%

(a) For the period from May 1, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
24

                                   EVERGREEN
                             Variable Annuity Trust

                                            Year Ended December 31,
                                       --------------------------------------
                                        2000     1999 #   1998 #   1997 (a) #
VA STRATEGIC INCOME FUND
Net asset value, beginning of period   $ 10.56   $ 10.39  $ 10.20    $10.00
                                       -------   -------  -------    ------
Income from investment operations
Net investment income                     0.85      0.73     0.64      0.32
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions           (0.93)    (0.56)   (0.04)     0.21
                                       -------   -------  -------    ------
Total from investment operations         (0.08)     0.17     0.60      0.53
                                       -------   -------  -------    ------
Distributions to shareholders from
Net investment income                    (1.29)        0    (0.41)    (0.31)
Net realized gains                           0         0        0     (0.02)
Tax return of capital                    (0.18)        0        0         0
                                       -------   -------  -------    ------
Total distributions                      (1.47)        0    (0.41)    (0.33)
                                       -------   -------  -------    ------
Net asset value, end of period         $  9.01   $ 10.56  $ 10.39    $10.20
                                       -------   -------  -------    ------
Total return*                            (0.69%)    1.64%    5.91%     5.28%
Ratios and supplemental data
Net assets, end of period (thousands)  $17,950   $18,076  $11,182    $2,204
Ratios to average net assets
 Expenses++                               0.84%     0.84%    1.02%     1.02%+
 Net investment income                    8.69%     7.02%    6.05%     5.34%+
Portfolio turnover rate                    302%      205%     231%      119%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
25

OTHER FUND PRACTICES

The Funds may invest in futures and options which are forms of derivatives. Such practices are used to hedge a Fund's portfolio, to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses.

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

While not principal investment strategy, the VA Omega Fund may invest up to 25% (however the Fund's current intention is to invest no more than 15%), in foreign securities.

If a Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and dividend yield and total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Generally, the portfolio managers of VA Omega Fund and VA Strategic Income Fund, do not take portfolio turnover into account in making investment decisions. This means a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

VARIABLE ANNUITY FUNDS
26

                                      Notes

                                 Evergreen Funds

Money  Market  Funds
Florida  Municipal  Money  Market Fund
Money  Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal  Money Market Fund
Treasury  Money Market Fund
State  Municipal  Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New  Jersey  Municipal  Bond  Fund
North  Carolina  Municipal  Bond  Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund
National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and  Intermediate  Term Bond Funds
Intermediate  Term Bond Fund
Select  Adjustable Rate Fund
Short-Duration  Income Fund

Intermediate and Long Term Bond Funds
Diversified  Bond Fund
High Yield Bond Fund
Quality Income Fund
Strategic  Income  Fund
U.S.  Government  Fund

Balanced  Funds
Balanced  Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth and Income  Funds
Blue Chip Fund
Equity  Income  Fund
Equity  Index Fund
Growth and Income  Fund
Small Cap Value Fund
Value Fund

Domestic  Growth  Funds
Aggressive  Growth Fund
Capital  Growth Fund
Evergreen  Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund


Sector Funds
Health Care Fund
Technology Fund
Utility and  Telecommunications Fund

Global and  International  Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Variable Annuity

VA Blue Chip Fund
VA Capital  Growth Fund
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth and Income Fund
VA Growth Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Perpetual International Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund

www.evergreen-funds.com

                      Q U I C K  R E F E R E N C E  G U I D E



1.   Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

2.   Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o for general correspondence


3.   For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA  02116-5034

4.   Visit us on-line
     www.evergreen-funds.com

     For More Information About the
     Evergreen Variable Annuity Funds, Ask for:

     The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-847-5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

     Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                                                      Sec File No.: 811-8716


                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]

                            AEGON CUSTOM PROSPECTUS

Evergreen Variable Annuity Trust

Evergreen VA Blue Chip Fund
Evergreen VA Capital Growth Fund
Evergreen VA Fund
Evergreen VA Foundation Fund
Evergreen VA Global Leaders  Fund
Evergreen VA Growth  Fund
Evergreen VA Growth and Income Fund
Evergreen VA High Income Fund
Evergreen VA  International Growth Fund
Evergreen VA Omega Fund

Prospectus, May 1, 2001

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                         T A B L E  O F  C O N T E N T S


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                           2

Evergreen VA Blue Chip Fund                      4

Evergreen VA Capital Growth Fund                 6

Evergreen VA Fund                                8

Evergreen VA Foundation Fund                    10

Evergreen VA Global Leaders Fund                12

Evergreen VA Growth Fund                        14

Evergreen VA Growth and Income Fund             16

Evergreen VA High Income Fund                   18

Evergreen VA International Growth Fund          20

Evergreen VA Omega Fund                         22


GENERAL INFORMATION:

The Funds' Investment Advisors                  24

The Funds' Sub-Advisors                         24

The Funds' Portfolio Managers                   24

Calculating the Share Price                     26

Participating Insurance Companies               26

How to Buy and Redeem Shares                    26

Other Services                                  26

The Tax Consequences of

      Investing in the Funds                    27

Fees and Expenses of the Funds                  27

Financial Highlights                            28

Other Fund Practices                            38

In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

Investment Goal

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors

What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                      O V E R V I E W  O F  F U N D R I S K S


Variable
Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For more information about these Funds and the other funds offered by Evergreen, please call 1-800-847-5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment no longer appears to meet the Fund's investment objective; iii) when the Fund must meet redemptions; or iv) for other investment reasons which the portfolio manager deems necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o  not insured,  endorsed or  guaranteed by the FDIC or any  government  agency
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund that invests in stocks will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events also could cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors the Fund invests in do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impacts its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

VARIABLE ANNUITY FUNDS
2

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If the Fund invests a significant portion of its portfolio in debt securities or dividend paying stocks that are purchased for dividend income and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by the Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays. Debt securities with longer maturities are generally more sensitive to interest rate changes than securities with shorter maturities. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If the Fund invests in debt securities, then the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk

If the Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value, dividend yield and/or total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value, dividend yield and/or total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VARIABLE ANNUITY FUNDS
3

VA BLUE CHIP FUND

FUND FACTS:

Goal:

o        Capital Growth

Principal Investment:

o        Large-Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:

o        Judith A. Warners

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks capital growth with the potential for income.

Investment Strategy

The Fund invests primarily in common stocks of well-established, large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment, with a long history of performance, typically recognizable names representing a broad range of industries. To provide investment flexibility, the Fund may also invest in quality medium-sized companies, typically having a market capitalization of $1.5 billion to $8.5 billion at the time of investment. Buy and sell decisions are based primarily on fundamental analysis to identify companies with leading positions within their industry, solid management groups and strategies, and a trend of stable or accelerating profits. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both growth- and value-oriented equity securities. "Growth" securities are securities of companies which the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. "Value" securities are securities that the Fund's portfolio manager believes are undervalued on a price-to-earnings and price-to-assets methodology. The portfolio manager looks for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
4

PERFORMANCE

Since the Fund did not commence operations until April 28, 2000, total return information is not yet available for a full calendar year. Financial information for the Fund from April 28, 2000 through December 31, 2000 is available in the "Financial Highlights."

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                 Total Fund
Management Fee    12b-1 Fees    Other Expenses   Operating
                                                 Expenses+
     0.61%           0.00%          0.64%          1.25%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year           $127
3 years          $397
5 years          $686
10 years         $1,511


VARIABLE ANNUITY FUNDS
5

VA CAPITAL GROWTH FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Large Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Sub-Advisor:

o        Pilgrim Baxter Value Investors, Inc.

Portfolio Manager:

o        Pilgrim Baxter Value Team

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund seeks to achieve its goal by investing primarily in common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment, which the portfolio managers believe have the potential for capital growth over the intermediate- and long-term. The Fund may also invest without limit in preferred stocks, convertible securities and any other securities that the portfolio manager believes may permit the Fund to achieve its investment goal. The Fund's portfolio manager selects stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio manager believes are undervalued.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
6

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1999                2000
6.50                17.69
Best Quarter:       2nd Quarter 1999        +10.24%
Worst Quarter:      3rd Quarter 1999        -8.48%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Russell 1000 Value Index (Russell 1000 Value). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The Russell 1000 Value is a market capitalization-weighted index measuring the performance of these Russell 1000 companies with lower price-to-book ratio and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
           Inception  1 year    5 year   10 year    Since
             Date                                 Inception
Fund       3/3/1998   17.69%     N/A       N/A     11.53%
S&P 500               -9.10%     N/A       N/A      9.85%
Russell 1000 Value     7.01%     N/A       N/A      8.57%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1 Fees      Other        Operating
                                  Expenses       Expenses+
     0.80%           0.00%          0.32%          1.12%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.03%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year         $114
3 years        $356
5 years        $616
10 years       $1,362

VARIABLE ANNUITY FUNDS
7

VA FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Large Cap U.S. Common Stocks

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Jean C. Ledford, CFA
o        Richard Welsh, CFA


Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund invests primarily in the common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies that the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies that the Fund's portfolio managers believe are undervalued. Other equity securities in which the Fund may invest include preferred stocks and securities convertible into common stocks.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
8

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1997             1998        1999        2000
37.16            6.44        23.03       -11.99

Best Quarter:         4th Quarter 1998          +18.02%
Worst Quarter:        3rd Quarter 1998          -17.20%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000) and the S&P 500 Index (S&P 500). The Russell 2000 is an unmanaged, market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
              Inception  1 year   5 year  10      Since
                Date                      year   Inception

Fund          3/1/1996  -11.99%   N/A     N/A     13.13%
S&P 500                  -9.10%   N/A     N/A     17.97%
Russell 2000             -3.02%   N/A     N/A     10.01%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.75%           0.00%          0.21%          0.96%
+Restated to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $98
3 years            $306
5 years            $531
10 years           $1,178

VARIABLE ANNUITY FUNDS
9

VA FOUNDATION FUND

FUND FACTS:

Goals:

o        Capital Growth
o        Preservation of Capital
o        Reasonable Income

Principal Investments:

o        Common and Preferred Stocks
o        U.S. Treasury and Agency Obligations
o        Investment Grade Debt Securities

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Jean C. Ledford, CFA
o        Richard Welsh, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks to achieve in order of priority: capital growth, preservation of capital and reasonable income.

Investment Strategy

The Fund invests in a combination of equity and debt securities. Under normal conditions, the Fund will invest at least 25% of its assets in debt securities and the remainder in equity securities.

The equity securities that the Fund invests in will primarily consist of the common stocks, preferred stocks and securities convertible or exchangeable for common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's investment in equity securities will be on the basis of the potential for capital growth. Common stocks are selected based on a combination of financial strength and estimated growth potential.

The Fund's fixed income portion will include corporate debt securities, securities issued by the U.S. Treasury or by an agency or instrumentality of the U.S. government, bank obligations, and high quality commercial paper. The corporate debt securities that the Fund may invest in will be of investment grade quality rated in the top three categories of a nationally recognized statistical ratings organization, or if unrated, then determined to be of comparable quality by the portfolio managers. Bonds are selected based on the portfolio managers' projection of interest rates, varying amounts and maturities in order to achieve capital preservation and, when possible, capital growth. The Fund is not managed with a targeted maturity.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
10

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1997           1998          1999         2000
27.80          10.56         10.64        -4.93

Best Quarter:            2nd Quarter 1997       +13.26%
Worst Quarter:           3rd Quarter 1998       -7.37%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Lehman Brothers Government/Credit Bond Index (LBGCBI). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The LBGCBI is an unmanaged index that includes investment grade fixed-rate U.S. government, U.S. government agency, and corporate securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
             Inception  1 year  5 year  10 year     Since
               Date                               Inception
Fund         3/1/1996  -4.93%   N/A      N/A       11.79%
S&P 500                -9.10%   N/A      N/A       17.97%
LBGCBI                 11.85%   N/A      N/A        6.80%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.75%           0.00%          0.17%          0.92%

The table below shows the total expenses you would pay on a $10,000 investment over one- three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $94
3 years            $294
5 years            $510
10 years           $1,132

VARIABLE ANNUITY FUNDS
11

VA GLOBAL LEADERS FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Equity Securities

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:

o        Edwin D. Miska
o        Anthony Han, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks to provide investors with long-term capital growth.

Investment Strategy

The Fund normally invests at least 65% of its assets in a diversified portfolio of equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its total assets in one country. The Fund's portfolio managers will screen the largest companies in major industrialized countries and invest in what they believe are the 100 best companies selected. The portfolio managers use both qualitative and quantitative criteria for selecting securities, including high return on equity, consistent earnings growth, established market presence, and industries or sectors with significant growth prospects. The Fund's portfolio managers will review and evaluate on an ongoing basis, their criteria for choosing these companies.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
12

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return  (%)
1998            1999           2000
18.92           24.72          -8.70

Best Quarter:           4th Quarter 1998          +21.86%
Worst Quarter:          3rd Quarter 1998          -14.25%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Index (MSCI World), which is an unmanaged, broad, market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                  Performance
             Inception  1 year   5 year   10 year   Since
              Date                                 Inception
Fund         3/6/1997  -8.70%    N/A       N/A       10.67%
MSCI World            -13.18%    N/A       N/A       11.65%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.29%          1.16%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $118
3 years            $368
5 years            $638
10 years           $1,409

VARIABLE ANNUITY FUNDS
12

VA GROWTH FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Small-  and Mid-Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Theodore W. Price, CFA
o        Linda Z. Freeman, CFA
o        Jeffrey S. Drummond, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund seeks to achieve its goal by investing at least 75% of its assets in common stocks of small-sized U.S. companies, typically having a market capitalization up to $1.5 billion at the time of investment, and medium-sized U.S. companies, typically having a market capitalization of $1.5 billion to $8.5 billion at the time of investment, but may invest in companies of any size. The Fund's portfolio managers employ a growth-style of equity management and will purchase stocks of companies which have demonstrated earnings, asset values, or growth potential which they believe are not yet reflected in the stock's market price. A key factor considered by the portfolio managers would be a company whose earnings growth is above the average earnings growth of the companies included in the Russell 2000 Index.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
14

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1999                  2000
21.21                 13.27
Best Quarter:         4th Quarter 1999            +30.97%
Worst Quarter:        1st Quarter 1999            -14.40%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000), which is an unmanaged market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
            Inception 1 year   5 year   10 year     Since
              Date                                 Inception
Fund         3/3/1998 13.27%   N/A      N/A        8.47%
Russell 2000          -3.02%   N/A      N/A        2.89%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.70%           0.00%          0.34%          1.04%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 0.77%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $106
3 years            $331
5 years            $574
10 years           $1,271


VARIABLE ANNUITY FUNDS
15

VA GROWTH AND INCOME FUND

FUND FACTS:

Goals:

o        Capital Growth
o        Current Income

Principal Investment:

o        Large-Cap and Medium-Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Philip M. Foreman, CFA
o        Irene D. O'Neill, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks capital growth in the value of its shares and current income.

Investment Strategy

The Fund invests primarily in common stocks of medium- and large-sized U.S. companies, typically having a market capitalization over $1.5 billion at the time of investment. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. The Fund's portfolio managers look for companies that are temporarily undervalued in the marketplace, sell at a discount to their private market values and which display certain characteristics such as earning a high return on investment and having some kind of competitive advantage in their industry. The Fund intends to seek additional income primarily by investing in convertible bonds and convertible preferred stock up to 20% of its total assets. The Fund may also invest up to 25% of its assets in foreign securities.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
16

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1997           1998         1999          2000
34.66          4.77         18.57         -0.30

Best Quarter:       2nd Quarter 1997       +17.25%
Worst Quarter:      3rd  Quarter 1998      -15.19%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 400 Mid-Cap Index (S&P 400), which is an unmanaged market-value index measuring the performance of the mid-sized company segment of the U.S. market consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
             Inception 1 year   5 year    10 year   Since
              Date                                 Inception
Fund         3/1/1996  -0.30%   N/A      N/A        15.23%
S&P 400                17.50%   N/A      N/A        19.99%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.75%           0.00%          0.19%          0.94%
+Restated to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $ 96
3 years            $ 300
5 years            $ 520
10 years           $ 1,155

VARIABLE ANNUITY FUNDS
17

VA HIGH INCOME FUND

FUND FACTS:

Goals:

o        High Current Income
o        Capital Growth

Principal Investment:

o        Low and High Rated Fixed Income Securities

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Prescott B. Crocker, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks a high level of current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income.

Investment Strategy

The Fund may invest in both low rated and high rated, fixed-income securities, including debt securities, convertible securities, and preferred stocks that are consistent with its primary investment objective of high current income. The Fund may at times hold a substantial portion of its assets in mortgage-backed and other asset-backed securities. The Fund may also invest up to 50% of its assets in foreign securities.

The Fund may invest in debt securities of any maturity. The portfolio manager will adjust the expected average life of the investments held in the Fund from time to time, depending on his assessment of relative yields and risks of securities of different maturities and his expectations of future changes in interest rates.

The Fund may invest a portion of its assets (and normally will invest at least 65% of its assets) in securities rated Baa or lower by Moody's Investors Service, Inc. (Moody's) or BBB or lower by Standard & Poor's Ratings Services (S&P) and in unrated securities determined by the portfolio manager to be of comparable quality, in an attempt to capture higher yields. The Fund may at times invest up to 10% of its assets in securities rated in the lower grades (Ca or C in the case of Moody's and CC, C or D in the case of S&P or in unrated securities determined by the portfolio manager to be of comparable quality), if the portfolio manager believes that there are prospects for an upgrade in a security's rating or a favorable conversion of a security into other securities.

The Fund seeks its secondary objective of capital growth, when consistent with its primary objective of seeking high current income, by investing in securities that may be expected to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer, which may improve the issuer's financial condition and credit rating.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

The Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk.

Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

The  Fund  is  also  subject  to  the  risks   associated   with   investing  in
mortgage-backed securities. Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Early repayment of mortgages underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
18

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 6/30/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied.
Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

2000
1.31

Best Quarter:         2nd  Quarter 2000           +2.41%
Worst Quarter:        1st Quarter 2000            -1.77%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch High Yield Master Index II (MLHYMII), which provides a broad-based performance measure of the non-investment grade U.S. domestic bond market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                   Performance
             Inception  1 year  5 year   10 year   Since
               Date                                Inception
Fund         6/30/1999  1.31%   N/A     N/A         3.83%
MLHYMII                 -3.79%  N/A     N/A        -2.66%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.70%           0.00%          0.50%          1.20%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $122
3 years            $381
5 years            $660
10 years           $1,455

VARIABLE ANNUITY FUNDS
19

VA INTERNATIONAL GROWTH FUND

FUND FACTS:

Goals:

o        Long-Term Capital Growth
o        Modest Income

Principal Investment:

o        Equity Securities of Non-U.S. Companies in Developed Markets

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:

o        Gilman C. Gunn


Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks long-term growth of capital and secondarily, modest income.

Investment Strategy

The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets; however, the Fund may purchase securities across all market capitalizations. The Fund may also invest in emerging markets and in securities of companies in the formerly communist countries of Eastern Europe. The Fund normally invests at least 65% of its total assets in the securities of companies in at least three different countries (other than the U.S.). The portfolio manager seeks both growth and value opportunities. For growth investments, the portfolio manager seeks, among other things, good business models, good management and growth in cash flows. For value investments, the portfolio manager seeks securities that are undervalued in the marketplace and which have a trigger, or catalyst, that will cause the value to eventually be realized. Excluding repurchase agreements, the Fund invests solely in securities of non-U.S. issuers.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing with a relatively low gross national product, but which has the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
20

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in each calendar year since its inception on 8/17/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

1999                2000
38.22               -5.06

Best Quarter:         4th Quarter 1999         +26.01%
Worst Quarter:        3rd Quarter 2000         -4.21%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International EAFE Index (MSCI
EAFE), which is an unmanaged, broad, market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australia and the Far East. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                   Performance
           Inception   1 year   5 year   10 year   Since
             Date                                  Inception
Fund       8/17/1998  -5.06%    N/A     N/A        9.20%
MSCI EAFE             -14.17%   N/A     N/A        10.96%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.66%           0.00%          0.86%          1.52%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.02%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $155
3 years            $480
5 years            $829
10 years           $1,813

VARIABLE ANNUITY FUNDS
21

VA OMEGA FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        U.S. Common Stocks of All Market Capitalizations

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Maureen E. Cullinane, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund's portfolio manager employs a growth style of equity management. "Growth" stocks are stocks of companies that the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. The portfolio manager's active style of portfolio management may lead to high portfolio turnover, but that will not limit the portfolio manager's investment decisions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
22

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1998           1999          2000
22.25          47.24         -12.46

Best Quarter:        4th  Quarter 1999        +29.99%
Worst Quarter:       4th Quarter 2000         -25.00%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Growth Index (Russell 1000 Growth) and the S&P 500 Index (S&P 500). The Russell 1000 Growth is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and forecasted growth values. The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                Performance
             Inception  1 year   5 year  10 year  Since
              Date                               Inception
Fund         3/6/1997  -12.46%   N/A     N/A      15.75%
S&P 500                -9.10%    N/A     N/A      15.92%
Russell 1000 Growth    -22.42%   N/A     N/A      15.87%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.52%           0.00%          0.16%          0.68%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $69
3 years            $218
5 years            $379
10 years           $847

VARIABLE ANNUITY FUNDS
23

THE FUNDS' INVESTMENT ADVISORS

An investment advisor manages a Fund's investments and supervises its daily business affairs. There are two investment advisors for the Funds included in this prospectus. Evergreen Investment Management Company, LLC (EIMC) is a wholly-owned subsidiary of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.4 billion in consolidated assets as of 3/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013. Mentor Perpetual Advisors, LLC is partially owned by EIMC.

Evergreen Investment  Management Company, LLC is the investment advisor to:
o VA Blue Chip Fund
o VA Capital  Growth  Fund
o VA Fund
o VA Foundation Fund
o VA Global Leaders Fund
o VA Growth Fund
o VA Growth and Income Fund
o VA High Income Fund
o VA International Growth Fund
o VA Omega  Fund

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in investment assets for 59 of the Evergreen Funds as of 3/31/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year end 12/31/2000, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                    % of the Fund's average
                                           net assets
VA Blue Chip Fund*                           0.37%
VA Capital Growth Fund**                     0.71%
VA Fund**                                    0.82%
VA Foundation Fund**                         0.75%
VA Global Leaders Fund**                     0.72%
VA Growth Fund**                             0.42%
VA Growth and Income Fund**                  0.81%
VA High Income Fund**                        0.52%
VA International Growth Fund                 0.16%
VA Omega Fund                                0.52%

* The Fund commenced operations on April 28, 2000.
**Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.

THE FUNDS' SUB-ADVISORS

Pilgrim Baxter Value Investors, Inc. (Pilgrim Baxter) is the sub-advisor to:

o        VA Capital Growth Fund

Pilgrim Baxter manages the day-to-day investment operations of the Fund. There is no additional charge to the Fund for the services provided by Pilgrim Baxter. Pilgrim Baxter is located at 1400 Liberty Ridge Road, Wayne, Pennsylvania 19087.

THE FUNDS' PORTFOLIO MANAGERS

VA Blue Chip Fund

Judith A. Warners has managed the Fund since April 2000. Ms. Warners, Managing Director and senior portfolio manager since January 1995. She joined EIMC as an analyst in 1981, covering a variety of industries and market sectors. Ms. Warners has managed the Evergreen Blue Chip Fund since January 1995.

VARIABLE ANNUITY FUNDS
24

VA Capital Growth Fund

The Fund is managed by the Pilgrim Baxter Value Team.

VA Fund

Jean C. Ledford, CFA, and Richard S. Welsh, CFA, have co-managed the Fund since August 1999.

Ms. Ledford joined EIMC as a Senior Vice President in November 2000. From August 1999 until joining EIMC, Ms. Ledford was President and Chief Executive Officer of Evergreen Asset Management Corp. (EAMC). From February 1997 until she joined EAMC, Ms. Ledford was employed as a senior portfolio manager at American Century Investments (American Century). From 1980 until she joined American Century, Ms. Ledford was an investment director at the State of Wisconsin Investment Board. Ms. Ledford has co-managed the Evergreen Fund since August 1999.

Mr. Welsh has been a portfolio manager with EIMC since November 2000. Prior to joining EIMC, he was a Senior Vice President and portfolio manager at EAMC beginning in August 1999. Prior to joining EAMC, he was employed for five years as a portfolio manager and analyst at American Century. Mr. Welsh has co-managed the Evergreen Fund since August 1999.

VA Foundation Fund

Ms. Ledford has been lead manager and Mr. Welsh has been co-manager of the Fund since August 1999. They have co-managed the Evergreen Foundation Fund since August 1999.

VA Global Leaders Fund

Edwin D. Miska and Anthony T. Han, CFA, co-manage the Fund. Mr. Miska has managed the Fund since March 1997. Mr. Miska had been an analyst with EIMC and its predecessor since 1986. He became a portfolio manager with EIMC in 1989. Mr. Miska has managed the Evergreen Global Leaders Fund since November 1995.

Anthony T. Han,  has  managed  the Fund since  March  2000.  Mr. Han joined
EIMC in January 2000 as a Vice President and portfolio manager. From September 1992 until he joined EIMC, Mr. Han was an International Analyst with The Pioneer Group. Mr. Han has co-managed the Evergreen Global Leaders Fund since January 2000.

VA Growth Fund

Theodore W. Price, CFA, Linda Z. Freeman, CFA, and Jeffrey S. Drummond, CFA, are the co-managers of the Fund.

Mr. Price has managed the Fund since its inception. He has been a portfolio manager with EIMC since November 2000. Prior to joining EIMC, he was a Managing Director and portfolio manager with Mentor Advisors. He has 30 years of investment management experience including ten years as Vice Chairman and portfolio manager of Wheat Investment Advisors. Mr. Price has co-managed the Evergreen Growth Fund since April 1985.

Ms. Freeman has co-managed the Fund since its inception. She has been a portfolio manager since joining EIMC in November 2000. Prior to joining EIMC, Ms. Freeman was a Managing Director and portfolio manager with Mentor Advisors beginning in 1991. Ms. Freeman has co-managed the Evergreen Growth Fund since September 1991.

Mr. Drummond has co-managed the Fund since its inception. He has been a portfolio manager with EIMC since November 2000. Mr. Drummond was a Senior Vice President and portfolio manager with Mentor Advisors from 1993 until he joined EIMC. Mr. Drummond has co-managed the Evergreen Growth Fund since May 1993.

VA Growth and Income Fund

Philip M. Foreman, CFA, is lead manager and Irene D. O'Neill, CFA, is co-manager of the Fund.

Mr. Foreman managed the Fund alone from January 1999 until joined by Ms. O'Neill in September 1999. Mr. Foreman has been a portfolio manager at EIMC since November 2000. From January 1999 until he joined EIMC, he was a portfolio manager at EAMC. From November 1991 until he joined EAMC, he was a portfolio manager at Washington Mutual Advisors, Inc., where he began as Vice President and became Senior Vice President in November 1994. Mr. Foreman has managed the Evergreen Growth and Income Fund since January 1999.

Ms. O'Neill has been a portfolio manager at EIMC since November 2000. From March 1988 until she joined EIMC, she was a portfolio manager at EAMC. Ms. O'Neill has co-managed the Evergreen Growth and Income Fund since September 1999.

VA High Income Fund

Prescott B. Crocker, CFA, has managed the Fund since May 2000. Mr. Crocker is a Senior Vice President, senior portfolio manager and head of the high yield bond team at EIMC. He joined EIMC in February 1997 and initially served as the manager of the domestic high yield bond portion of Evergreen High Yield Bond Fund's portfolio. From 1993 until he joined EIMC, Mr. Crocker held various positions at Boston Security Counsellors, including President and Chief Investment Officer and was Managing Director and a portfolio manager at Northstar Investment Management.

VARIABLE ANNUITY FUNDS
25

VA International Growth Fund

Gilman C. Gunn has managed the Fund since its inception. Mr. Gunn joined EIMC in January 1991 as Senior Vice President - International and portfolio manager and became Senior Vice President and Chief Investment Officer - International at EIMC in February 1997. Mr. Gunn has managed the Evergreen International Growth Fund since January 1991.

VA Omega Fund

Maureen E. Cullinane, CFA, has managed the Fund since April 1999. Ms. Cullinane has been a Vice President and portfolio manager at EIMC since September 1987. She became a Senior Vice President and Senior Portfolio Manager in March 1997 and a Managing Director and Senior Portfolio Manager in September 2000. She has been employed by EIMC and its predecessor since 1974. Ms. Cullinane has been the portfolio manager of the Evergreen Omega Fund since April 1989.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open, at 4 p.m. Eastern time or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price you pay per share for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds

Normally, we will send redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

OTHER SERVICES

Automatic Reinvestment of Distributions

For  the  convenience  of  investors,   all  dividends  and  capital  gains  are
distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise.

VARIABLE ANNUITY FUNDS
26

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Fund Distributions

Each Fund passes along the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Dividends. Each Fund pays an annual dividend from the dividends, interest and other income on the securities in which it invests.
o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policies, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running a Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results. Because these fees are "invisible," investors should examine them closely, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

VARIABLE ANNUITY FUNDS
27

FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in each of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.

                                   EVERGREEN
                             Variable Annuity Trust

                                                      Period Ended
                                                  December 31, 2000 (a)
VA BLUE CHIP FUND
Net asset value, beginning of period                     $10.00
                                                         ------
Income from investment operations
Net investment income                                      0.02
Net realized and unrealized losses on securities          (1.05)
                                                         ------
Total from investment operations                          (1.03)
                                                         ------
Distributions from net investment income                  (0.02)
                                                         ------
Net asset value, end of period                           $ 8.95
                                                         ------
Total return*                                            (10.27%)
Ratios and supplemental data
Net assets, end of period (thousands)                    $8,861
Ratios to average net assets
 Expenses++                                                1.01%+
 Net investment income                                     0.43%+
Portfolio turnover rate                                     140%

(a) For the period from April 28, 2000 (commencement of operations) to
    December 31, 2000.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                  Year Ended December 31,
                                                 -------------------------
                                                  2000     1999    1998(b)
VA CAPITAL GROWTH FUND (a)
Net asset value, beginning of period             $ 14.42  $ 13.58  $ 12.50
                                                 -------  -------  -------
Income from investment operations
Net investment income                               0.10     0.01     0.03
Net realized and unrealized gains on securities     2.37     0.87     1.05
                                                 -------  -------  -------
Total from investment operations                    2.47     0.88     1.08
                                                 -------  -------  -------
Distributions to shareholders from
Net investment income                              (0.01)   (0.02)       0
Net realized gains                                 (0.45)   (0.02)       0
                                                 -------  -------  -------
Total distributions                                (0.46)   (0.04)       0
                                                 -------  -------  -------
Net asset value, end of period                   $ 16.43  $ 14.42  $ 13.58
                                                 -------  -------  -------
Total return*                                      17.69%    6.50%    8.64%
Ratios and supplemental data
Net assets, end of period (thousands)            $36,975  $28,377  $20,142
Ratios to average net assets
 Expenses++                                         1.03%    1.18%    1.05%+
 Net investment income                              0.73%    0.06%    0.50%+
Portfolio turnover rate                               79%      87%      54%

(a) Effective February 1, 2000, shareholders of Mentor VIP Capital Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Capital Growth Fund. As Mentor VIP Capital Growth Portfolio contributed the majority of assets and shareholders to the Evergreen VA Capital Growth Fund, its accounting and performance history has been carried forward.
(b) For the period from March 3, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

VARIABLE ANNUITY FUNDS
29

                                   EVERGREEN
                             Variable Annuity Trust

                                            Year Ended December 31,
                                -----------------------------------------------
                                 2000     1999 #   1998 #   1997 #   1996 (a) #
VA FUND
Net asset value, beginning of
 period                         $ 17.31   $ 15.31  $ 14.89  $ 11.41   $ 10.00
                                -------   -------  -------  -------   -------
Income from investment
 operations
Net investment income              0.03      0.09     0.07     0.06      0.05
Net realized and unrealized
 gains or losses on securities    (2.06)     3.36     0.86     4.15      1.44
                                -------   -------  -------  -------   -------
Total from investment
 operations                       (2.03)     3.45     0.93     4.21      1.49
                                -------   -------  -------  -------   -------
Distributions to shareholders
 from
Net realized gains                (0.29)    (1.34)   (0.51)   (0.68)    (0.03)
Net investment income             (0.03)    (0.11)       0    (0.05)    (0.05)
                                -------   -------  -------  -------   -------
Total distributions               (0.32)    (1.45)   (0.51)   (0.73)    (0.08)
                                -------   -------  -------  -------   -------
Net asset value, end of period  $ 14.96   $ 17.31  $ 15.31  $ 14.89   $ 11.41
                                -------   -------  -------  -------   -------
Total return*                    (11.99%)   23.03%    6.44%   37.16%    14.90%
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $65,556   $69,774  $45,820  $21,600   $10,862
Ratios to average net assets
 Expenses++                        1.03%     1.02%    1.01%    1.01%     1.00%+
 Net investment income             0.18%     0.57%    0.49%    0.42%     0.87%+
Portfolio turnover rate             127%      111%      16%      32%        6%

(a) For the period from March 1, 1996 (commencement of operations) to
    December 31, 1996.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
30

                                   EVERGREEN
                             Variable Annuity Trust

                                          Year Ended December 31,
                              -------------------------------------------------
                                2000       1999    1998 #   1997 #   1996 (a) #
VA FOUNDATION FUND
Net asset value, beginning
 of period                    $  15.70   $  14.47  $ 13.54  $ 11.31   $ 10.00
                              --------   --------  -------  -------   -------
Income from investment
 operations
Net investment income             0.24       0.28     0.35     0.26      0.16
Net realized and unrealized
 gains or losses on
 securities                      (1.01)      1.27     1.07     2.86      1.37
                              --------   --------  -------  -------   -------
Total from investment
 operations                      (0.77)      1.55     1.42     3.12      1.53
                              --------   --------  -------  -------   -------
Distributions to
 shareholders from
Net realized gains               (0.09)     (0.04)   (0.23)   (0.65)    (0.06)
Net investment income            (0.24)     (0.28)   (0.26)   (0.24)    (0.16)
                              --------   --------  -------  -------   -------
Total distributions              (0.33)     (0.32)   (0.49)   (0.89)    (0.22)
                              --------   --------  -------  -------   -------
Net asset value, end of
 period                       $  14.60   $  15.70  $ 14.47  $ 13.54   $ 11.31
                              --------   --------  -------  -------   -------
Total return*                    (4.93%)    10.64%   10.56%   27.80%    15.30%
Ratios and supplemental data
Net assets, end of period
 (thousands)                  $187,825   $145,566  $78,371  $31,840   $15,812
Ratios to average net assets
 Expenses++                       0.92%      0.95%    1.00%    1.01%     1.00%+
 Net investment income            1.78%      2.29%    2.44%    2.15%     2.70%+
Portfolio turnover rate             89%        77%      10%      26%       12%

(a) For the period from March 1, 1996 (commencement of operations) to
    December 31, 1996.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                              Year Ended December 31,
                                       -------------------------------------
                                        2000      1999    1998 #  1997 (a) #
VA GLOBAL LEADERS FUND
Net asset value, beginning of period   $ 15.85   $ 12.76  $10.79    $10.00
                                       -------   -------  ------    ------
Income from investment operations
Net investment income                     0.07      0.06    0.10      0.11
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions           (1.45)     3.09    1.94      0.77
                                       -------   -------  ------    ------
Total from investment operations         (1.38)     3.15    2.04      0.88
                                       -------   -------  ------    ------
Distributions to shareholders from
Net investment income                    (0.07)    (0.06)  (0.07)    (0.06)
Net realized gains                           0         0       0     (0.03)
                                       -------   -------  ------    ------
Total distributions                      (0.07)    (0.06)  (0.07)    (0.09)
                                       -------   -------  ------    ------
Net asset value, end of period         $ 14.40   $ 15.85  $12.76    $10.79
                                       -------   -------  ------    ------
Total return*                            (8.70%)   24.72%  18.92%     8.80%
Ratios and supplemental data
Net assets, end of period (thousands)  $43,382   $21,022  $9,583    $2,899
Ratios to average net assets
 Expenses++                               1.01%     1.01%   1.04%     1.05%+
 Net investment income                    0.57%     0.58%   0.89%     1.15%+
Portfolio turnover rate                     21%       17%     12%       11%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
32

                                   EVERGREEN
                             Variable Annuity Trust

                                                   Year Ended December 31,
                                                   --------------------------
                                                    2000     1999     1998 (b)
VA GROWTH FUND (a)
Net asset value, beginning of period               $ 13.87  $ 11.46   $ 12.50
                                                   -------  -------   -------
Income from investment operations
Net investment income (loss)                         (0.04)   (0.07)     0.02
Net realized and unrealized gains or losses on
 securities                                           1.88     2.50     (1.06)
                                                   -------  -------   -------
Total from investment operations                      1.84     2.43     (1.04)
                                                   -------  -------   -------
Distributions to shareholders from net investment
 income                                                  0    (0.02)        0
                                                   -------  -------   -------
Net asset value, end of period                     $ 15.71  $ 13.87   $ 11.46
                                                   -------  -------   -------
Total return*                                        13.27%   21.21%    (8.32%)
Ratios and supplemental data
Net assets, end of period (thousands)              $20,266  $15,888   $11,064
Ratios to average net assets
 Expenses++                                           0.77%    1.33%     0.97%+
 Net investment income (loss)                         0.24%   (0.67%)    0.44%+
Portfolio turnover rate                                144%     143%       62%

(a) Effective February 1, 2000, shareholders of Mentor VIP Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Growth Fund. As Mentor VIP Growth Portfolio contributed the majority of assets and shareholders to the Evergreen VA Growth Fund, its accounting and performance history has been carried forward.
(b) For the period from March 3, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                         Year Ended December 31,
                                -----------------------------------------------
                                 2000     1999 #   1998 #   1997 #   1996 (a) #
VA GROWTH AND INCOME FUND
Net asset value, beginning of
 period                         $ 17.44   $ 15.58  $ 15.29  $ 11.83   $ 10.00
                                -------   -------  -------  -------   -------
Income from investment
 operations
Net investment income              0.02      0.07     0.16     0.08      0.06
Net realized and unrealized
 gains or losses on securities
 and foreign currency related
 transactions                     (0.07)     2.74     0.56     4.01      1.84
                                -------   -------  -------  -------   -------
Total from investment
 operations                       (0.05)     2.81     0.72     4.09      1.90
                                -------   -------  -------  -------   -------
Distributions to shareholders
 from
Net investment income             (0.02)    (0.06)   (0.13)   (0.07)    (0.06)
Net realized gains                (0.91)    (0.89)   (0.30)   (0.56)    (0.01)
                                -------   -------  -------  -------   -------
Total distributions               (0.93)    (0.95)   (0.43)   (0.63)    (0.07)
                                -------   -------  -------  -------   -------
Net asset value, end of period  $ 16.46   $ 17.44  $ 15.58  $ 15.29   $ 11.83
                                -------   -------  -------  -------   -------
Total return*                     (0.30%)   18.57%    4.77%   34.66%    19.00%
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $85,645   $84,067  $60,576  $31,088   $14,484
Ratios to average net assets
 Expenses++                        1.01%     1.01%    1.01%    1.01%     1.00%+
 Net investment income             0.10%     0.44%    1.02%    0.59%     1.00%+
Portfolio turnover rate              53%       66%      13%      18%        2%

(a) For the period from March 1, 1996 (commencement of operations) to
    December 31, 1996.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
34

                                   EVERGREEN
                             Variable Annuity Trust

                                                   Year Ended December 31,
                                                   --------------------------
                                                      2000        1999 (b)
VA HIGH INCOME FUND (a)
Net asset value, beginning of period               $     10.15   $     10.00
                                                   -----------   -----------
Income from investment operations
Net investment income                                     0.91          0.29
Net realized and unrealized gains or losses on
 securities                                              (0.78)         0.16
                                                   -----------   -----------
Total from investment operations                          0.13          0.45
                                                   -----------   -----------
Distributions to shareholders from net investment
 income                                                  (0.91)        (0.30)
                                                   -----------   -----------
Net asset value, end of period                     $      9.37   $     10.15
                                                   -----------   -----------
Total return*                                             1.31%         4.46%
Ratios and supplemental data
Net assets, end of period (thousands)              $     4,913   $     5,257
Ratios to average net assets
 Expenses++                                               1.01%         1.02%+
 Net investment income                                    8.97%         5.88%+
Portfolio turnover rate                                    174%           19%

(a) Effective February 1, 2000, shareholders of Mentor VIP High Income
    Portfolio became owners of that number of full and fractional shares of Evergreen VA High Income Fund. As Mentor VIP High Income Portfolio contributed the majority of assets and shareholders to the Evergreen VA High Income Fund, its accounting and performance history has been carried forward.
(b) For the period from June 30, 1999 (commencement of operations) to
    December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                Year Ended December 31,
                                                ---------------------------
                                                 2000    1999 #  1998 (a) #
VA INTERNATIONAL GROWTH FUND
Net asset value, beginning of period            $12.72   $ 9.39    $10.00
                                                ------   ------    ------
Income from investment operations
Net investment income                             0.10     0.09      0.03
Net realized and unrealized gains or losses on
 securities and foreign currency related
 transactions                                    (0.74)    3.48     (0.64)
                                                ------   ------    ------
Total from investment operations                 (0.64)    3.57     (0.61)
                                                ------   ------    ------
Distributions to shareholders from
Net investment income                            (0.06)   (0.14)        0
Net realized gains                               (0.50)   (0.10)        0
                                                ------   ------    ------
Total distributions                              (0.56)   (0.24)        0
                                                ------   ------    ------
Net asset value, end of period                  $11.52   $12.72    $ 9.39
                                                ------   ------    ------
Total return*                                    (5.06%)  38.22%    (6.10%)
Ratios and supplemental data
Net assets, end of period (thousands)           $8,764   $3,782    $1,425
Ratios to average net assets
 Expenses++                                       1.02%    1.03%     1.02%+
 Net investment income                            1.14%    0.87%     1.05%+
Portfolio turnover rate                            127%     144%       59%

(a) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
36

                                   EVERGREEN
                             Variable Annuity Trust

                                            Year Ended December 31,
                                       ---------------------------------------
                                        2000     1999 #    1998 #   1997 (a) #
VA OMEGA FUND
Net asset value, beginning of period   $ 19.98   $ 13.57   $11.10     $10.00
                                       -------   -------   ------     ------
Income from investment operations
Net investment income (loss)              0.01     (0.06)   (0.04)     (0.06)
Net realized and unrealized gains or
 losses on securities                    (2.27)     6.47     2.51       1.16
                                       -------   -------   ------     ------
Total from investment operations         (2.26)     6.41     2.47       1.10
                                       -------   -------   ------     ------
Distributions to shareholders from
Net investment income                    (0.01)        0        0          0
Net realized gains                       (0.74)        0        0          0
                                       -------   -------   ------     ------
Total distributions                      (0.75)        0        0          0
                                       -------   -------   ------     ------
Net asset value, end of period         $ 16.97   $ 19.98   $13.57     $11.10
                                       -------   -------   ------     ------
Total return*                           (12.46)%   47.24%   22.25%     11.00%
Ratios and supplemental data
Net assets, end of period (thousands)  $97,397   $24,176   $4,039     $1,868
Ratios to average net assets
 Expenses++                               0.68%     0.96%    1.02%      1.06%+
 Net investment income (loss)             0.07%    (0.35)%  (0.33)%    (0.74)%+
Portfolio turnover rate                    177%      120%      49%        39%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
37

 OTHER FUND PRACTICES

The Funds may invest in futures and options which are forms of derivatives. Such practices are used to hedge a Fund's portfolio, to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Although not a principal investment practice, VA High Income Fund may also use borrowing to purchase additional securities. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses. VA High Income Fund currently intends to use leverage in order to adjust the dollar-weighted average duration of the portfolio.

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

While not principal investment strategies, the VA Blue Chip Fund, VA Foundation Fund and VA Omega Fund may each invest up to 25% (however each Fund's current intention is to invest no more than 10%, 10% and 15%, respectively), VA Capital Growth Fund may invest up to 15%, in foreign securities.

If a Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and dividend yield and total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VA High Income Fund may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors and collars, in an attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest rate sensitivity of its portfolio. The Fund intends to use the interest rate transactions as a hedge and not as a speculative investment. The Fund's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. See "Swaps, Caps, Floors and Collars" in the Statement of Additional Information for more information.

Generally, the portfolio managers of VA Fund, VA Growth Fund, VA International Growth Fund, VA High Income Fund and VA Omega Fund, do not take portfolio turnover into account in making investment decisions. This means a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Although not a principle strategy, VA International Growth Fund may invest in debt securities, including up to 10% of its assets in below investment grade debt securities. A Fund which uses this kind of investment strategy is subject to the "Interest Rate Risk" and "Credit Risk" discussed in the "Overview of Fund Risks" on page 2. Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

VARIABLE ANNUITY FUNDS
38

                                      Notes

                                 Evergreen Funds

Money  Market  Funds
Florida  Municipal  Money  Market Fund
Money  Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal  Money Market Fund
Treasury  Money Market Fund
State  Municipal  Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New  Jersey  Municipal  Bond  Fund
North  Carolina  Municipal  Bond  Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund
National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and  Intermediate  Term Bond Funds
Intermediate  Term Bond Fund
Select  Adjustable Rate Fund
Short-Duration  Income Fund

Intermediate and Long Term Bond Funds
Diversified  Bond Fund
High Yield Bond Fund
Quality Income Fund
Strategic  Income  Fund
U.S.  Government  Fund

Balanced  Funds
Balanced  Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth and Income  Funds
Blue Chip Fund
Equity  Income  Fund
Equity  Index Fund
Growth and Income  Fund
Small Cap Value Fund
Value Fund

Domestic  Growth  Funds
Aggressive  Growth Fund
Capital  Growth Fund
Evergreen  Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund


Sector Funds
Health Care Fund
Technology Fund
Utility and  Telecommunications Fund

Global and  International  Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Variable Annuity

VA Blue Chip Fund
VA Capital  Growth Fund
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth and Income Fund
VA Growth Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Perpetual International Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund

www.evergreen-funds.com

                      Q U I C K  R E F E R E N C E  G U I D E



1.   Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

2.   Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o for general correspondence


3.   For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA  02116-5034

4.   Visit us on-line
     www.evergreen-funds.com

     For More Information About the
     Evergreen Variable Annuity Funds, Ask for:

     The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-847-5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

     Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                                                      Sec File No.: 811-8716


                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]

                           HARTFORD CUSTOM PROSPECTUS

Evergreen Variable Annuity Trust

Evergreen VA Capital Growth Fund
Evergreen VA Foundation Fund
Evergreen VA Growth  Fund
Evergreen VA Omega Fund
Evergreen VA Perpetual International Fund
Evergreen VA  Special  Equity  Fund


Prospectus, May 1, 2001

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                         T A B L E  O F  C O N T E N T S


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                           2

Evergreen VA Capital Growth Fund                 4

Evergreen VA Foundation Fund                     6

Evergreen VA Growth Fund                         8

Evergreen VA Omega Fund                         10

Evergreen VA Perpetual International Fund       12

Evergreen VA Special Equity Fund                14

GENERAL INFORMATION:

The Funds' Investment Advisors                  16

The Funds' Sub-Advisors                         16

The Funds' Portfolio Managers                   16

Calculating the Share Price                     18

Participating Insurance Companies               18

How to Buy and Redeem Shares                    18

Other Services                                  18

The Tax Consequences of

      Investing in the Funds                    19

Fees and Expenses of the Funds                  19

Financial Highlights                            20

Other Fund Practices                            26

In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

Investment Goal

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors

What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                      O V E R V I E W  O F  F U N D R I S K S


Variable
Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For more information about these Funds and the other funds offered by Evergreen, please call 1-800-847-5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment no longer appears to meet the Fund's investment objective; iii) when the Fund must meet redemptions; or iv) for other investment reasons which the portfolio manager deems necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o  not insured,  endorsed or  guaranteed by the FDIC or any  government  agency
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund that invests in stocks will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events also could cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors the Fund invests in do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impacts its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

VARIABLE ANNUITY FUNDS
2

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If the Fund invests a significant portion of its portfolio in debt securities or dividend paying stocks that are purchased for dividend income and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by the Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays. Debt securities with longer maturities are generally more sensitive to interest rate changes than securities with shorter maturities. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If the Fund invests in debt securities, then the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk

If the Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value, dividend yield and/or total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value, dividend yield and/or total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VARIABLE ANNUITY FUNDS
3

VA CAPITAL GROWTH FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Large Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Sub-Advisor:

o        Pilgrim Baxter Value Investors, Inc.

Portfolio Manager:

o        Pilgrim Baxter Value Team

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund seeks to achieve its goal by investing primarily in common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment, which the portfolio managers believe have the potential for capital growth over the intermediate- and long-term. The Fund may also invest without limit in preferred stocks, convertible securities and any other securities that the portfolio manager believes may permit the Fund to achieve its investment goal. The Fund's portfolio manager selects stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio manager believes are undervalued.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
4

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1999                2000
6.50                17.69
Best Quarter:       2nd Quarter 1999        +10.24%
Worst Quarter:      3rd Quarter 1999        -8.48%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Russell 1000 Value Index (Russell 1000 Value). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The Russell 1000 Value is a market capitalization-weighted index measuring the performance of these Russell 1000 companies with lower price-to-book ratio and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
           Inception  1 year    5 year   10 year    Since
             Date                                 Inception
Fund       3/3/1998   17.69%     N/A       N/A     11.53%
S&P 500               -9.10%     N/A       N/A      9.85%
Russell 1000 Value     7.01%     N/A       N/A      8.57%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1 Fees      Other        Operating
                                  Expenses       Expenses+
     0.80%           0.00%          0.32%          1.12%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.03%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year         $114
3 years        $356
5 years        $616
10 years       $1,362

VARIABLE ANNUITY FUNDS
5

VA FOUNDATION FUND

FUND FACTS:

Goals:

o        Capital Growth
o        Preservation of Capital
o        Reasonable Income

Principal Investments:

o        Common and Preferred Stocks
o        U.S. Treasury and Agency Obligations
o        Investment Grade Debt Securities

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Jean C. Ledford, CFA
o        Richard Welsh, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks to achieve in order of priority: capital growth, preservation of capital and reasonable income.

Investment Strategy

The Fund invests in a combination of equity and debt securities. Under normal conditions, the Fund will invest at least 25% of its assets in debt securities and the remainder in equity securities.

The equity securities that the Fund invests in will primarily consist of the common stocks, preferred stocks and securities convertible or exchangeable for common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's investment in equity securities will be on the basis of the potential for capital growth. Common stocks are selected based on a combination of financial strength and estimated growth potential.

The Fund's fixed income portion will include corporate debt securities, securities issued by the U.S. Treasury or by an agency or instrumentality of the U.S. government, bank obligations, and high quality commercial paper. The corporate debt securities that the Fund may invest in will be of investment grade quality rated in the top three categories of a nationally recognized statistical ratings organization, or if unrated, then determined to be of comparable quality by the portfolio managers. Bonds are selected based on the portfolio managers' projection of interest rates, varying amounts and maturities in order to achieve capital preservation and, when possible, capital growth. The Fund is not managed with a targeted maturity.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
6

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1997           1998          1999         2000
27.80          10.56         10.64        -4.93

Best Quarter:            2nd Quarter 1997       +13.26%
Worst Quarter:           3rd Quarter 1998       -7.37%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Lehman Brothers Government/Credit Bond Index (LBGCBI). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The LBGCBI is an unmanaged index that includes investment grade fixed-rate U.S. government, U.S. government agency, and corporate securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
             Inception  1 year  5 year  10 year     Since
               Date                               Inception
Fund         3/1/1996  -4.93%   N/A      N/A       11.79%
S&P 500                -9.10%   N/A      N/A       17.97%
LBGCBI                 11.85%   N/A      N/A        6.80%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.75%           0.00%          0.17%          0.92%

The table below shows the total expenses you would pay on a $10,000 investment over one- three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $94
3 years            $294
5 years            $510
10 years           $1,132

VARIABLE ANNUITY FUNDS
7

VA GROWTH FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Small-  and Mid-Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Theodore W. Price, CFA
o        Linda Z. Freeman, CFA
o        Jeffrey S. Drummond, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund seeks to achieve its goal by investing at least 75% of its assets in common stocks of small-sized U.S. companies, typically having a market capitalization up to $1.5 billion at the time of investment, and medium-sized U.S. companies, typically having a market capitalization of $1.5 billion to $8.5 billion at the time of investment, but may invest in companies of any size. The Fund's portfolio managers employ a growth-style of equity management and will purchase stocks of companies which have demonstrated earnings, asset values, or growth potential which they believe are not yet reflected in the stock's market price. A key factor considered by the portfolio managers would be a company whose earnings growth is above the average earnings growth of the companies included in the Russell 2000 Index.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
8

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1999                  2000
21.21                 13.27
Best Quarter:         4th Quarter 1999            +30.97%
Worst Quarter:        1st Quarter 1999            -14.40%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000), which is an unmanaged market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
            Inception 1 year   5 year   10 year     Since
              Date                                 Inception
Fund         3/3/1998 13.27%   N/A      N/A        8.47%
Russell 2000          -3.02%   N/A      N/A        2.89%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.70%           0.00%          0.34%          1.04%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 0.77%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $106
3 years            $331
5 years            $574
10 years           $1,271


VARIABLE ANNUITY FUNDS
9

VA OMEGA FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        U.S. Common Stocks of All Market Capitalizations

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Maureen E. Cullinane, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund's portfolio manager employs a growth style of equity management. "Growth" stocks are stocks of companies that the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. The portfolio manager's active style of portfolio management may lead to high portfolio turnover, but that will not limit the portfolio manager's investment decisions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
10

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1998           1999          2000
22.25          47.24         -12.46

Best Quarter:        4th  Quarter 1999        +29.99%
Worst Quarter:       4th Quarter 2000         -25.00%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Growth Index (Russell 1000 Growth) and the S&P 500 Index (S&P 500). The Russell 1000 Growth is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and forecasted growth values. The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                Performance
             Inception  1 year   5 year  10 year  Since
              Date                               Inception
Fund         3/6/1997  -12.46%   N/A     N/A      15.75%
S&P 500                -9.10%    N/A     N/A      15.92%
Russell 1000 Growth    -22.42%   N/A     N/A      15.87%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.52%           0.00%          0.16%          0.68%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $69
3 years            $218
5 years            $379
10 years           $847

VARIABLE ANNUITY FUNDS
11

VA PERPETUAL INTERNATIONAL FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Equity Securities

Investment Advisor:

o        Mentor Perpetual Advisors, LLC

Sub-Advisor:

o        Perpetual Portfolio Management Limited

Portfolio Managers:
o        Paul Chesson
o        Kathryn Langridge
o        Jeffrey Taylor
o        Stephen Whittaker
o        Robert Yerbury

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund normally invests in a diversified portfolio of equity securities of issuers located outside the U.S. The Fund's portfolio managers choose equity securities across all market capitalizations. In identifying candidates for investment, the portfolio managers consider a variety of factors, including the likelihood of above average earnings growth, attractive relative valuation, and whether the company has any proprietary advantages. They may invest in companies where earnings are believed to be in a relatively strong growth trend, or where significant further growth is not anticipated but where the shares are thought to be undervalued. It is expected that the Fund's investments will normally be spread broadly around the world outside the U.S., although (except as described in the next sentence) there is no limit on the amount of the Fund's assets that may be invested in any single country.

The Fund normally invests at least 65% of the value of its total assets in securities of at least three countries. It is likely that, at times, a portion of the Fund's assets will be invested in securities of issuers in emerging markets, including under-developed and developing nations. The Fund may also invest to a lesser extent in debt securities of investment grade quality. When it chooses to invest in debt, the Fund seeks to maintain relatively high average credit quality but may vary its maturity. The portfolio managers will adjust the maturity of the Fund's debt securities in response to changing market conditions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing with a relatively low gross national product, but which has the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely effected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

If more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries and the fact that the securities markets of certain countries may be subject to greater risks and volatility than that which exists in the U.S.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
12

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1999               2000
39.99              -13.08

Best Quarter:         4th Quarter 1999         +19.29%
Worst Quarter:        3rd Quarter 2000         -8.42%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International EAFE Index (MSCI
EAFE), which is an unmanaged, broad, market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australia and the Far East. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
            Inception  1 year   5 year   10 year   Since
              Date                                 Inception
Fund         3/3/1998 -13.08%   N/A     N/A        11.58%
MSCI EAFE             -14.17%   N/A     N/A        5.86%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     1.00%           0.00%          0.37%          1.37%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $139
3 years            $434
5 years            $750
10 years           $1,646

VARIABLE ANNUITY FUNDS
13

VA SPECIAL EQUITY FUND

FUND FACTS:

Goal:

o        Capital Growth

Principal Investment:

o        Common Stocks of Small Companies

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Timothy M. Stevenson, CFA
o        Eric M. Teal
o        Mark Thiele, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks capital growth.

Investment Strategy

The Fund invests primarily in common stocks of U.S. companies with small market capitalizations, typically having a market capitalization up to $1.5 billion at the time of investment. The Fund's portfolio managers look for companies exhibiting good earnings and price momentum, while at the same time using various valuation criteria in the ultimate selection of which stocks to purchase. This approach allows a growth discipline with a value perspective. The Fund strives to provide a return greater than stock market indices such as the Russell 2000 Index. The Fund may purchase stocks in initial public offerings
(IPOs).

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

You should be aware of the risks associated with the Fund purchasing IPOs. Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Fund's shares.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices.

VARIABLE ANNUITY FUNDS
14

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in the calendar year since its inception on 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied.
Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

2000
-8.34

Best Quarter:         1st Quarter 2000          +14.29%
Worst Quarter:        4th Quarter 2000          -11.80%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000) which is a market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                   Performance
           Inception  1 year   5 year    10 year   Since
             Date                                  Inception
Fund       9/29/1999  -8.34%   N/A      N/A        7.00%
Russell 2000          -3.02%   N/A      N/A        11.73%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.92%           0.00%          0.25%          1.17%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.04%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $119
3 years            $372
5 years            $644
10 years           $1,420

VARIABLE ANNUITY FUNDS
15

THE FUNDS' INVESTMENT ADVISORS

An investment advisor manages a Fund's investments and supervises its daily business affairs. There are two investment advisors for the Funds included in this prospectus. Evergreen Investment Management Company, LLC (EIMC) is a wholly-owned subsidiary of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.4 billion in consolidated assets as of 3/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013. Mentor Perpetual Advisors, LLC is partially owned by EIMC.

Evergreen Investment  Management Company, LLC is the investment advisor to:
o VA Capital  Growth  Fund
o VA Foundation Fund
o VA Growth Fund
o VA Omega  Fund
o VA Special  Equity  Fund

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in investment assets for 59 of the Evergreen Funds as of 3/31/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Mentor Perpetual Advisors, LLC (Mentor Perpetual) is the investment advisor to:

o        VA Perpetual International Fund

Mentor Perpetual, organized in 1995, is owned equally by Perpetual plc, a subsidiary of AMVESCAP PLC based in the United Kingdom, and EIMC. Mentor Perpetual currently manages over $308.7 million in assets for 3 of the Evergreen Funds as of 3/31/2001. Mentor Perpetual is located at 901 East Byrd Street, Richmond, Virginia 23219.

For the fiscal year end 12/31/2000, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                    % of the Fund's average
                                           net assets
VA Capital Growth Fund**                     0.71%
VA Foundation Fund**                         0.75%
VA Growth Fund**                             0.42%
VA Omega Fund                                0.52%
VA Perpetual International Fund              1.00%
VA Special Equity Fund***                    0.79%

**Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.
***Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC.

THE FUNDS' SUB-ADVISORS

Perpetual Portfolio Management Limited (PPM) is the sub-advisor to:

o        VA Perpetual International Fund

PPM manages the day-to-day investment operations of the Fund. There is no additional charge to the Fund for the services provided by PPM. Organized in 1974, PPM is a subsidiary of Perpetual, plc and currently acts as sub-advisor to the Evergreen Funds advised by Mentor Perpetual. PPM is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, England RG91HH.

Pilgrim Baxter Value Investors, Inc. (Pilgrim Baxter) is the sub-advisor to:

o        VA Capital Growth Fund

Pilgrim Baxter manages the day-to-day investment operations of the Fund. There is no additional charge to the Fund for the services provided by Pilgrim Baxter. Pilgrim Baxter is located at 1400 Liberty Ridge Road, Wayne, Pennsylvania 19087.

VARIABLE ANNUITY FUNDS
36

THE FUNDS' PORTFOLIO MANAGERS

VA Capital Growth Fund

The Fund is managed by the Pilgrim Baxter Value Team.

VA Foundation Fund

Jean C. Ledford, CFA, and Richard S. Welsh, CFA, have co-managed the Fund since August 1999.

VARIABLE ANNUITY FUNDS
16

Ms. Ledford joined EIMC as a Senior Vice President in November 2000. From August 1999 until joining EIMC, Ms. Ledford was President and Chief Executive Officer of Evergreen Asset Management Corp. (EAMC). From February 1997 until she joined EAMC, Ms. Ledford was employed as a senior portfolio manager at American Century Investments (American Century). From 1980 until she joined American Century, Ms. Ledford was an investment director at the State of Wisconsin Investment Board. Ms. Ledford has co-managed the Evergreen Fund since August 1999.

Mr. Welsh has been a portfolio manager with EIMC since November 2000. Prior to joining EIMC, he was a Senior Vice President and portfolio manager at EAMC beginning in August 1999. Prior to joining EAMC, he was employed for five years as a portfolio manager and analyst at American Century. Mr. Welsh has co-managed the Evergreen Fund since August 1999.

VA Growth Fund

Theodore W. Price, CFA, Linda Z. Freeman, CFA, and Jeffrey S. Drummond, CFA, are the co-managers of the Fund.

Mr. Price has managed the Fund since its inception. He has been a portfolio manager with EIMC since November 2000. Prior to joining EIMC, he was a Managing Director and portfolio manager with Mentor Advisors. He has 30 years of investment management experience including ten years as Vice Chairman and portfolio manager of Wheat Investment Advisors. Mr. Price has co-managed the Evergreen Growth Fund since April 1985.

Ms. Freeman has co-managed the Fund since its inception. She has been a portfolio manager since joining EIMC in November 2000. Prior to joining EIMC, Ms. Freeman was a Managing Director and portfolio manager with Mentor Advisors beginning in 1991. Ms. Freeman has co-managed the Evergreen Growth Fund since September 1991.

Mr. Drummond has co-managed the Fund since its inception. He has been a portfolio manager with EIMC since November 2000. Mr. Drummond was a Senior Vice President and portfolio manager with Mentor Advisors from 1993 until he joined EIMC. Mr. Drummond has co-managed the Evergreen Growth Fund since May 1993.

VA Omega Fund

Maureen E. Cullinane, CFA, has managed the Fund since April 1999. Ms. Cullinane has been a Vice President and portfolio manager at EIMC since September 1987. She became a Senior Vice President and Senior Portfolio Manager in March 1997 and a Managing Director and Senior Portfolio Manager in September 2000. She has been employed by EIMC and its predecessor since 1974. Ms. Cullinane has been the portfolio manager of the Evergreen Omega Fund since April 1989.

VA Perpetual International Fund

The Fund is managed by the following team of investment professionals:

Robert Yerbury has been the Team Leader responsible for country allocation of the Fund since its inception. Mr. Yerbury has been Chief Investment Officer with PPM since October 1997. He joined PPM as a portfolio manager and head of U.S. Equity Team in July 1983. Mr. Yerbury has been affiliated with Mentor Perpetual since April 1995. Mr. Yerbury has managed the Evergreen Perpetual International Fund since April 1995.

Paul Chesson has been the Far East Team Leader for the Fund since January 2000. Mr. Chesson has been a portfolio manager with PPM since February 1993. Mr. Chesson has been affiliated with Mentor Perpetual since January 2000.
Mr. Chesson has managed the Evergreen Perpetual International Fund since January 2000.

Kathryn Langridge has been the Emerging Markets Team Leader for the Fund since its inception. Ms. Langridge has been head of Emerging Markets Investment with PPM since May 1999, prior to which she was head of Asian Investment from January 1993. Ms. Langridge has been affiliated with Mentor Perpetual since April 1995. Ms. Langridge has managed the Evergreen Perpetual International Fund since April 1995.

Jeffrey Taylor has been the European Team Leader of the Fund since April 2001. Mr. Taylor has been a portfolio manager with PPM since June 1997. Prior to joining PPM, Mr. Taylor managed European assets for Dillon Read Securities beginning in 1987. Mr. Taylor has been affiliated with Mentor Perpetual since April 1995. Mr. Taylor has managed the Evergreen Perpetual International Fund since April 2001.

Stephen Whittaker has been the UK Team Leader for the Fund since its inception. Mr. Whittaker has been a portfolio manager with PPM since August 1987. Mr. Whittaker has been affiliated with Mentor Perpetual since April 1995. Mr. Whittaker has managed the Evergreen Perpetual International Fund since April 1995.

VARIABLE ANNUITY FUNDS
17

VA Special Equity Fund

Timothy M.  Stevenson,  CFA, Eric M. Teal, and Mark Thiele,  CFA,  co-manage the
Fund.

Timothy M. Stevenson, CFA, has co-managed the Fund with Mr. Teal since October 1999. Mr. Stevenson joined EIMC in May 2001 as a Senior Vice President and portfolio manager. From November 1994 until joining EIMC, he was a Senior Vice President and portfolio manager with First Union National Bank (FUNB). Mr. Stevenson has co-managed the Evergreen Special Equity Fund since October 1999.

Eric M. Teal has co-managed the Fund with Mr. Stevenson since October 1999. Mr. Teal joined EIMC in May 2001 as a Vice President and portfolio manager. From September 1993 until joining EIMC, he was an investment officer and has been a Vice President and portfolio manager since 1997 with FUNB. Mr. Teal has co-managed the Evergreen Special Equity Fund since October 1999.

Mark Thiele, CFA, has co-managed the Fund since January 2001. Mr. Thiele joined EIMC in May 2001 as a Vice President and portfolio manager. From 1989 until joining EIMC, he has been both a portfolio manager and equity analyst with FUNB. Mr. Thiele has co-managed the Evergreen Special Equity Fund since October 2000.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open, at 4 p.m. Eastern time or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price you pay per share for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds

Normally, we will send redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

OTHER SERVICES

Automatic Reinvestment of Distributions

For  the  convenience  of  investors,   all  dividends  and  capital  gains  are
distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise.

VARIABLE ANNUITY FUNDS
18

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Fund Distributions

Each Fund passes along the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Dividends. Each Fund pays an annual dividend from the dividends, interest and other income on the securities in which it invests.
o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policies, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running a Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results. Because these fees are "invisible," investors should examine them closely, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

VARIABLE ANNUITY FUNDS
19

FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in each of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.


                                   EVERGREEN
                             Variable Annuity Trust

                                                  Year Ended December 31,
                                                 -------------------------
                                                  2000     1999    1998(b)
VA CAPITAL GROWTH FUND (a)
Net asset value, beginning of period             $ 14.42  $ 13.58  $ 12.50
                                                 -------  -------  -------
Income from investment operations
Net investment income                               0.10     0.01     0.03
Net realized and unrealized gains on securities     2.37     0.87     1.05
                                                 -------  -------  -------
Total from investment operations                    2.47     0.88     1.08
                                                 -------  -------  -------
Distributions to shareholders from
Net investment income                              (0.01)   (0.02)       0
Net realized gains                                 (0.45)   (0.02)       0
                                                 -------  -------  -------
Total distributions                                (0.46)   (0.04)       0
                                                 -------  -------  -------
Net asset value, end of period                   $ 16.43  $ 14.42  $ 13.58
                                                 -------  -------  -------
Total return*                                      17.69%    6.50%    8.64%
Ratios and supplemental data
Net assets, end of period (thousands)            $36,975  $28,377  $20,142
Ratios to average net assets
 Expenses++                                         1.03%    1.18%    1.05%+
 Net investment income                              0.73%    0.06%    0.50%+
Portfolio turnover rate                               79%      87%      54%

(a) Effective February 1, 2000, shareholders of Mentor VIP Capital Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Capital Growth Fund. As Mentor VIP Capital Growth Portfolio contributed the majority of assets and shareholders to the Evergreen VA Capital Growth Fund, its accounting and performance history has been carried forward.
(b) For the period from March 3, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

VARIABLE ANNUITY FUNDS
20

                                    EVERGREEN
                             Variable Annuity Trust

                                          Year Ended December 31,
                              -------------------------------------------------
                                2000       1999    1998 #   1997 #   1996 (a) #
VA FOUNDATION FUND
Net asset value, beginning
 of period                    $  15.70   $  14.47  $ 13.54  $ 11.31   $ 10.00
                              --------   --------  -------  -------   -------
Income from investment
 operations
Net investment income             0.24       0.28     0.35     0.26      0.16
Net realized and unrealized
 gains or losses on
 securities                      (1.01)      1.27     1.07     2.86      1.37
                              --------   --------  -------  -------   -------
Total from investment
 operations                      (0.77)      1.55     1.42     3.12      1.53
                              --------   --------  -------  -------   -------
Distributions to
 shareholders from
Net realized gains               (0.09)     (0.04)   (0.23)   (0.65)    (0.06)
Net investment income            (0.24)     (0.28)   (0.26)   (0.24)    (0.16)
                              --------   --------  -------  -------   -------
Total distributions              (0.33)     (0.32)   (0.49)   (0.89)    (0.22)
                              --------   --------  -------  -------   -------
Net asset value, end of
 period                       $  14.60   $  15.70  $ 14.47  $ 13.54   $ 11.31
                              --------   --------  -------  -------   -------
Total return*                    (4.93%)    10.64%   10.56%   27.80%    15.30%
Ratios and supplemental data
Net assets, end of period
 (thousands)                  $187,825   $145,566  $78,371  $31,840   $15,812
Ratios to average net assets
 Expenses++                       0.92%      0.95%    1.00%    1.01%     1.00%+
 Net investment income            1.78%      2.29%    2.44%    2.15%     2.70%+
Portfolio turnover rate             89%        77%      10%      26%       12%

(a) For the period from March 1, 1996 (commencement of operations) to
    December 31, 1996.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                   Year Ended December 31,
                                                   --------------------------
                                                    2000     1999     1998 (b)
VA GROWTH FUND (a)
Net asset value, beginning of period               $ 13.87  $ 11.46   $ 12.50
                                                   -------  -------   -------
Income from investment operations
Net investment income (loss)                         (0.04)   (0.07)     0.02
Net realized and unrealized gains or losses on
 securities                                           1.88     2.50     (1.06)
                                                   -------  -------   -------
Total from investment operations                      1.84     2.43     (1.04)
                                                   -------  -------   -------
Distributions to shareholders from net investment
 income                                                  0    (0.02)        0
                                                   -------  -------   -------
Net asset value, end of period                     $ 15.71  $ 13.87   $ 11.46
                                                   -------  -------   -------
Total return*                                        13.27%   21.21%    (8.32%)
Ratios and supplemental data
Net assets, end of period (thousands)              $20,266  $15,888   $11,064
Ratios to average net assets
 Expenses++                                           0.77%    1.33%     0.97%+
 Net investment income (loss)                         0.24%   (0.67%)    0.44%+
Portfolio turnover rate                                144%     143%       62%

(a) Effective February 1, 2000, shareholders of Mentor VIP Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Growth Fund. As Mentor VIP Growth Portfolio contributed the majority of assets and shareholders to the Evergreen VA Growth Fund, its accounting and performance history has been carried forward.
(b) For the period from March 3, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                            Year Ended December 31,
                                       ---------------------------------------
                                        2000     1999 #    1998 #   1997 (a) #
VA OMEGA FUND
Net asset value, beginning of period   $ 19.98   $ 13.57   $11.10     $10.00
                                       -------   -------   ------     ------
Income from investment operations
Net investment income (loss)              0.01     (0.06)   (0.04)     (0.06)
Net realized and unrealized gains or
 losses on securities                    (2.27)     6.47     2.51       1.16
                                       -------   -------   ------     ------
Total from investment operations         (2.26)     6.41     2.47       1.10
                                       -------   -------   ------     ------
Distributions to shareholders from
Net investment income                    (0.01)        0        0          0
Net realized gains                       (0.74)        0        0          0
                                       -------   -------   ------     ------
Total distributions                      (0.75)        0        0          0
                                       -------   -------   ------     ------
Net asset value, end of period         $ 16.97   $ 19.98   $13.57     $11.10
                                       -------   -------   ------     ------
Total return*                           (12.46)%   47.24%   22.25%     11.00%
Ratios and supplemental data
Net assets, end of period (thousands)  $97,397   $24,176   $4,039     $1,868
Ratios to average net assets
 Expenses++                               0.68%     0.96%    1.02%      1.06%+
 Net investment income (loss)             0.07%    (0.35)%  (0.33)%    (0.74)%+
Portfolio turnover rate                    177%      120%      49%        39%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
23

                                   EVERGREEN
                             Variable Annuity Trust

                                                 Year Ended December 31,
                                                 ---------------------------
                                                  2000      1999    1998 (b)
VA PERPETUAL INTERNATIONAL FUND (a)
Net asset value, beginning of period             $ 19.60   $ 14.01  $ 12.50
                                                 -------   -------  -------
Income from investment operations
Net investment income                               0.03      0.02     0.02
Net realized and unrealized gains or losses on
 securities and foreign currency related
 transactions                                      (2.32)     5.58     1.49
                                                 -------   -------  -------
Total from investment operations                   (2.29)     5.60     1.51
                                                 -------   -------  -------
Distributions to shareholders from net realized
 gains                                             (1.58)    (0.01)       0
                                                 -------   -------  -------
Net asset value, end of period                   $ 15.73   $ 19.60  $ 14.01
                                                 -------   -------  -------
Total return *                                    (13.08%)   39.99%   12.08%
Ratios and supplemental data
Net assets, end of period (thousands)            $26,469   $24,816  $11,821
Ratios to average net assets
 Expenses++                                         1.37%     1.96%    1.60%+
 Net investment income                              0.17%     0.13%    0.34%+
Portfolio turnover rate                              141%      113%      95%

(a) Effective February 1, 2000, shareholders of Mentor VIP Perpetual International Portfolio became owners of that number of full and fractional shares of Evergreen VA Perpetual International Fund. As Mentor VIP Perpetual International Portfolio contributed the majority of assets and shareholders to the Evergreen VA Perpetual International Fund, its accounting and performance history has been carried forward.
(b) For the period from March 3, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                              Year Ended
                                                             December 31,
                                                           ------------------
                                                            2000     1999 (a)
VA SPECIAL EQUITY FUND
Net asset value, beginning of period                       $ 11.84    $10.00
                                                           -------    ------
Income from investment operations
Net investment loss                                          (0.01)        0
Net realized and unrealized gains or losses on securities    (0.91)     1.88
                                                           -------    ------
Total from investment operations                             (0.92)     1.88
                                                           -------    ------
Distributions to shareholders from net realized gains        (0.31)    (0.04)
                                                           -------    ------
Net asset value, end of period                             $ 10.61    $11.84
                                                           -------    ------
Total return*                                               (8.34)%    18.87%
Ratios and supplemental data
Net assets, end of period (thousands)                      $20,905    $3,059
Ratios to average net assets
 Expenses++                                                   1.04%     1.03%+
 Net investment loss                                         (0.17)%   (0.07)%+
Portfolio turnover rate                                        294%      104%

(a) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

OTHER FUND PRACTICES

The Funds may invest in futures and options which are forms of derivatives. Such practices are used to hedge a Fund's portfolio, to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses.

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

While not principal investment strategies, the VA Foundation Fund and VA Omega Fund may each invest up to 25% (however each Fund's current intention is to invest no more than 10% and 15%, respectively), VA Capital Growth Fund may invest up to 15%, VA Special Equity Fund may invest up to 10% in foreign securities.

If a Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and dividend yield and total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Generally, the portfolio managers of VA Growth Fund, VA Omega Fund, VA Perpetual International Fund and VA Special Equity Fund, do not take portfolio turnover into account in making investment decisions. This means a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

VARIABLE ANNUITY FUNDS
26

                                      Notes

                                 Evergreen Funds

Money  Market  Funds
Florida  Municipal  Money  Market Fund
Money  Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal  Money Market Fund
Treasury  Money Market Fund
State  Municipal  Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New  Jersey  Municipal  Bond  Fund
North  Carolina  Municipal  Bond  Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund
National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and  Intermediate  Term Bond Funds
Intermediate  Term Bond Fund
Select  Adjustable Rate Fund
Short-Duration  Income Fund

Intermediate and Long Term Bond Funds
Diversified  Bond Fund
High Yield Bond Fund
Quality Income Fund
Strategic  Income  Fund
U.S.  Government  Fund

Balanced  Funds
Balanced  Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth and Income  Funds
Blue Chip Fund
Equity  Income  Fund
Equity  Index Fund
Growth and Income  Fund
Small Cap Value Fund
Value Fund

Domestic  Growth  Funds
Aggressive  Growth Fund
Capital  Growth Fund
Evergreen  Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund


Sector Funds
Health Care Fund
Technology Fund
Utility and  Telecommunications Fund

Global and  International  Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Variable Annuity

VA Blue Chip Fund
VA Capital  Growth Fund
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth and Income Fund
VA Growth Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Perpetual International Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund

www.evergreen-funds.com

                      Q U I C K  R E F E R E N C E  G U I D E



1.   Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

2.   Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o for general correspondence


3.   For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA  02116-5034

4.   Visit us on-line
     www.evergreen-funds.com

     For More Information About the
     Evergreen Variable Annuity Funds, Ask for:

     The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-847-5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

     Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                                                      Sec File No.: 811-8716

                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]

                          PRUDENTIAL CUSTOM PROSPECTUS

Evergreen Variable Annuity Trust

Evergreen VA Blue Chip Fund
Evergreen VA Capital Growth Fund
Evergreen VA Foundation Fund
Evergreen VA Global Leaders  Fund
Evergreen VA Growth  Fund
Evergreen VA Masters  Fund
Evergreen VA Omega Fund
Evergreen VA Small  Cap Value  Fund

Prospectus, May 1, 2001

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                         T A B L E  O F  C O N T E N T S


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                           2

Evergreen VA Blue Chip Fund                      4

Evergreen VA Capital Growth Fund                 6

Evergreen VA Foundation Fund                     8

Evergreen VA Global Leaders Fund                10

Evergreen VA Growth Fund                        12

Evergreen VA Masters Fund                       14

Evergreen VA Omega Fund                         16

Evergreen VA Small Cap Value Fund               18


GENERAL INFORMATION:

The Funds' Investment Advisors                  20

The Funds' Sub-Advisors                         20

The Funds' Portfolio Managers                   21

Calculating the Share Price                     22

Participating Insurance Companies               22

How to Buy and Redeem Shares                    23

Other Services                                  23

The Tax Consequences of

      Investing in the Funds                    23

Fees and Expenses of the Funds                  24

Financial Highlights                            25

Other Fund Practices                            33

In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

Investment Goal

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors

What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                      O V E R V I E W  O F  F U N D R I S K S


Variable
Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For more information about these Funds and the other funds offered by Evergreen, please call 1-800-847-5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment no longer appears to meet the Fund's investment objective; iii) when the Fund must meet redemptions; or iv) for other investment reasons which the portfolio manager deems necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o  not insured,  endorsed or  guaranteed by the FDIC or any  government  agency
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund that invests in stocks will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events also could cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors the Fund invests in do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impacts its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

VARIABLE ANNUITY FUNDS
2

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If the Fund invests a significant portion of its portfolio in debt securities or dividend paying stocks that are purchased for dividend income and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by the Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays. Debt securities with longer maturities are generally more sensitive to interest rate changes than securities with shorter maturities. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If the Fund invests in debt securities, then the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk

If the Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value, dividend yield and/or total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value, dividend yield and/or total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VARIABLE ANNUITY FUNDS
3

VA BLUE CHIP FUND

FUND FACTS:

Goal:

o        Capital Growth

Principal Investment:

o        Large-Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:

o        Judith A. Warners

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks capital growth with the potential for income.

Investment Strategy

The Fund invests primarily in common stocks of well-established, large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment, with a long history of performance, typically recognizable names representing a broad range of industries. To provide investment flexibility, the Fund may also invest in quality medium-sized companies, typically having a market capitalization of $1.5 billion to $8.5 billion at the time of investment. Buy and sell decisions are based primarily on fundamental analysis to identify companies with leading positions within their industry, solid management groups and strategies, and a trend of stable or accelerating profits. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both growth- and value-oriented equity securities. "Growth" securities are securities of companies which the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. "Value" securities are securities that the Fund's portfolio manager believes are undervalued on a price-to-earnings and price-to-assets methodology. The portfolio manager looks for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
4

PERFORMANCE

Since the Fund did not commence operations until April 28, 2000, total return information is not yet available for a full calendar year. Financial information for the Fund from April 28, 2000 through December 31, 2000 is available in the "Financial Highlights."

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                 Total Fund
Management Fee    12b-1 Fees    Other Expenses   Operating
                                                 Expenses+
     0.61%           0.00%          0.64%          1.25%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year           $127
3 years          $397
5 years          $686
10 years         $1,511



VARIABLE ANNUITY FUNDS
5

VA CAPITAL GROWTH FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Large Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Sub-Advisor:

o        Pilgrim Baxter Value Investors, Inc.

Portfolio Manager:

o        Pilgrim Baxter Value Team

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund seeks to achieve its goal by investing primarily in common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment, which the portfolio managers believe have the potential for capital growth over the intermediate- and long-term. The Fund may also invest without limit in preferred stocks, convertible securities and any other securities that the portfolio manager believes may permit the Fund to achieve its investment goal. The Fund's portfolio manager selects stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio manager believes are undervalued.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
6

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1999                2000
6.50                17.69
Best Quarter:       2nd Quarter 1999        +10.24%
Worst Quarter:      3rd Quarter 1999        -8.48%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Russell 1000 Value Index (Russell 1000 Value). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The Russell 1000 Value is a market capitalization-weighted index measuring the performance of these Russell 1000 companies with lower price-to-book ratio and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
           Inception  1 year    5 year   10 year    Since
             Date                                 Inception
Fund       3/3/1998   17.69%     N/A       N/A     11.53%
S&P 500               -9.10%     N/A       N/A      9.85%
Russell 1000 Value     7.01%     N/A       N/A      8.57%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1 Fees      Other        Operating
                                  Expenses       Expenses+
     0.80%           0.00%          0.32%          1.12%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.03%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year         $114
3 years        $356
5 years        $616
10 years       $1,362

VARIABLE ANNUITY FUNDS
7

VA FOUNDATION FUND

FUND FACTS:

Goals:

o        Capital Growth
o        Preservation of Capital
o        Reasonable Income

Principal Investments:

o        Common and Preferred Stocks
o        U.S. Treasury and Agency Obligations
o        Investment Grade Debt Securities

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Jean C. Ledford, CFA
o        Richard Welsh, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks to achieve in order of priority: capital growth, preservation of capital and reasonable income.

Investment Strategy

The Fund invests in a combination of equity and debt securities. Under normal conditions, the Fund will invest at least 25% of its assets in debt securities and the remainder in equity securities.

The equity securities that the Fund invests in will primarily consist of the common stocks, preferred stocks and securities convertible or exchangeable for common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's investment in equity securities will be on the basis of the potential for capital growth. Common stocks are selected based on a combination of financial strength and estimated growth potential.

The Fund's fixed income portion will include corporate debt securities, securities issued by the U.S. Treasury or by an agency or instrumentality of the U.S. government, bank obligations, and high quality commercial paper. The corporate debt securities that the Fund may invest in will be of investment grade quality rated in the top three categories of a nationally recognized statistical ratings organization, or if unrated, then determined to be of comparable quality by the portfolio managers. Bonds are selected based on the portfolio managers' projection of interest rates, varying amounts and maturities in order to achieve capital preservation and, when possible, capital growth. The Fund is not managed with a targeted maturity.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
8

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1997           1998          1999         2000
27.80          10.56         10.64        -4.93

Best Quarter:            2nd Quarter 1997       +13.26%
Worst Quarter:           3rd Quarter 1998       -7.37%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Lehman Brothers Government/Credit Bond Index (LBGCBI). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The LBGCBI is an unmanaged index that includes investment grade fixed-rate U.S. government, U.S. government agency, and corporate securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
             Inception  1 year  5 year  10 year     Since
               Date                               Inception
Fund         3/1/1996  -4.93%   N/A      N/A       11.79%
S&P 500                -9.10%   N/A      N/A       17.97%
LBGCBI                 11.85%   N/A      N/A        6.80%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.75%           0.00%          0.17%          0.92%

The table below shows the total expenses you would pay on a $10,000 investment over one- three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $94
3 years            $294
5 years            $510
10 years           $1,132

VARIABLE ANNUITY FUNDS
9

VA GLOBAL LEADERS FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Equity Securities

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:

o        Edwin D. Miska
o        Anthony Han, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks to provide investors with long-term capital growth.

Investment Strategy

The Fund normally invests at least 65% of its assets in a diversified portfolio of equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its total assets in one country. The Fund's portfolio managers will screen the largest companies in major industrialized countries and invest in what they believe are the 100 best companies selected. The portfolio managers use both qualitative and quantitative criteria for selecting securities, including high return on equity, consistent earnings growth, established market presence, and industries or sectors with significant growth prospects. The Fund's portfolio managers will review and evaluate on an ongoing basis, their criteria for choosing these companies.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
10

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return  (%)
1998            1999           2000
18.92           24.72          -8.70

Best Quarter:           4th Quarter 1998          +21.86%
Worst Quarter:          3rd Quarter 1998          -14.25%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Index (MSCI World), which is an unmanaged, broad, market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                  Performance
             Inception  1 year   5 year   10 year   Since
              Date                                 Inception
Fund         3/6/1997  -8.70%    N/A       N/A       10.67%
MSCI World            -13.18%    N/A       N/A       11.65%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.29%          1.16%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $118
3 years            $368
5 years            $638
10 years           $1,409

VARIABLE ANNUITY FUNDS
11

VA GROWTH FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Small-  and Mid-Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Theodore W. Price, CFA
o        Linda Z. Freeman, CFA
o        Jeffrey S. Drummond, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund seeks to achieve its goal by investing at least 75% of its assets in common stocks of small-sized U.S. companies, typically having a market capitalization up to $1.5 billion at the time of investment, and medium-sized U.S. companies, typically having a market capitalization of $1.5 billion to $8.5 billion at the time of investment, but may invest in companies of any size. The Fund's portfolio managers employ a growth-style of equity management and will purchase stocks of companies which have demonstrated earnings, asset values, or growth potential which they believe are not yet reflected in the stock's market price. A key factor considered by the portfolio managers would be a company whose earnings growth is above the average earnings growth of the companies included in the Russell 2000 Index.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
12

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1999                  2000
21.21                 13.27
Best Quarter:         4th Quarter 1999            +30.97%
Worst Quarter:        1st Quarter 1999            -14.40%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000), which is an unmanaged market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
            Inception 1 year   5 year   10 year     Since
              Date                                 Inception
Fund         3/3/1998 13.27%   N/A      N/A        8.47%
Russell 2000          -3.02%   N/A      N/A        2.89%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.70%           0.00%          0.34%          1.04%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 0.77%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $106
3 years            $331
5 years            $574
10 years           $1,271


VARIABLE ANNUITY FUNDS
13

VA MASTERS FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Common Stocks of All Market Capitalizations

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Sub-Advisors:

o        MFS Institutional Advisors, Inc.
o        OppenheimerFunds, Inc.
o        Putnam Investment Management, LLC

Portfolio Manager:

o        Team

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund's investment program is based on the Manager of Managers strategy of the investment advisor which allocates the Fund's portfolio assets on an approximately equal basis among itself and three sub-advisors -- each of which employs a different investment style.

EIMC's segment of the portfolio will primarily be invested in equity securities of U.S. and foreign companies with market capitalizations between approximately $500 million and $5 billion. EIMC invests in companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow and earnings potential. EIMC will use a value-oriented investment strategy.

The Fund's current sub-advisors are:
    MFS Institutional Advisors, Inc. (MFS)
    OppenheimerFunds, Inc. (Oppenheimer)
    Putnam Investment Management, LLC (Putnam)


MFS manages its segment of the portfolio by primarily investing in equity securities of companies with market capitalizations falling within the range of the Russell Midcap Growth Index at the time of the Fund's investment. Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to continue sustained growth. MFS may invest up to 25% (and generally expects to invest between 0% and 10%) of its segment of the Fund's assets in foreign securities (not including American Depositary Receipts), which are not traded on a U.S. exchange. MFS will use a growth-oriented investment strategy.

Oppenheimer manages its segment of the portfolio by investing primarily in equity securities of those companies with market capitalizations over $5 billion; however, Oppenheimer may, when it deems advisable, invest in the equity securities of mid-cap and small-cap companies. In purchasing portfolio securities, Oppenheimer may invest without limit in foreign securities and may, to a limited degree, invest in non-convertible debt securities and preferred stocks which have the potential for capital growth. Oppenheimer will use a blended growth- and value-oriented investment strategy.

Putnam's segment of the portfolio will primarily be invested in equity securities of U.S. and foreign issuers with market capitalizations of $3 billion or more. Putnam may also purchase non-convertible debt securities which offer the opportunity for capital growth. In the evaluation of a company, more consideration is given to growth potential than to dividend income. Putnam will use a growth-oriented investment strategy.

The "growth" style of investing emphasizes investments in stocks of companies which the Fund's sub-advisor believes have anticipated earnings ranging from steady to accelerated growth. The "value" style of investing emphasizes investments in stocks of companies which the Fund's sub-advisor believes are undervalued. One or a blend of both of these investment styles will be applied by the sub-advisors to the segment of the Fund's portfolio for which that sub-advisor is responsible.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:
o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
14

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in each calendar year since its inception on 1/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied.
Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

2000
-3.06

Best Quarter:         1st  Quarter 2000        +6.06%
Worst Quarter:        4th Quarter 2000         -8.38%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the S&P 400 Mid-Cap Index (S&P
400). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The S&P 400 is an unmanaged market-value index measuring the performance of the mid-sized company segment of the U.S. market consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                   Performance
             Inception  1 year  5 year   10 year   Since
               Date                                Inception
Fund         1/29/1999  -3.06%  N/A     N/A        11.75%
S&P 500                 -9.10%  N/A     N/A        2.89%
S&P 400                 17.50%  N/A     N/A        19.31%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.25%          1.12%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $ 114
3 years            $ 356
5 years            $ 617
10 years           $ 1,363

VARIABLE ANNUITY FUNDS
15

VA OMEGA FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        U.S. Common Stocks of All Market Capitalizations

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Maureen E. Cullinane, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund's portfolio manager employs a growth style of equity management. "Growth" stocks are stocks of companies that the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. The portfolio manager's active style of portfolio management may lead to high portfolio turnover, but that will not limit the portfolio manager's investment decisions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
16

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1998           1999          2000
22.25          47.24         -12.46

Best Quarter:        4th  Quarter 1999        +29.99%
Worst Quarter:       4th Quarter 2000         -25.00%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Growth Index (Russell 1000 Growth) and the S&P 500 Index (S&P 500). The Russell 1000 Growth is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and forecasted growth values. The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                Performance
             Inception  1 year   5 year  10 year  Since
              Date                               Inception
Fund         3/6/1997  -12.46%   N/A     N/A      15.75%
S&P 500                -9.10%    N/A     N/A      15.92%
Russell 1000 Growth    -22.42%   N/A     N/A      15.87%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.52%           0.00%          0.16%          0.68%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $69
3 years            $218
5 years            $379
10 years           $847

VARIABLE ANNUITY FUNDS
17

VA SMALL CAP VALUE FUND

FUND FACTS:

Goals:

o        Current Income
o        Capital Growth

Principal Investment:

o        Small-Cap U.S. Common Stocks

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Jordan D. Alexander, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks current income and capital growth in the value of its shares.

Investment Strategy

The Fund invests primarily in common stocks of small U.S. companies, typically having a market capitalization of less than $1.5 billion at the time of investment. The Fund's portfolio manager seeks to limit the investment risk of small company investing by seeking stocks that produce regular income, are issued by companies with a history of buying back stock, and trade below what the portfolio manager considers their intrinsic value. The Fund's portfolio manager looks specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
18

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in the calendar year since its inception on 5/1/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

1999             2000
12.07            20.71

Best Quarter:         2nd Quarter 1999          +17.26%
Worst Quarter:        1st Quarter 1999          -5.64%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000) and the Russell 2000 Value Index (Russell 2000 Value). The Russell 2000 Index is a market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Value is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                  Performance
            Inception 1 year   5 year    10 year   Since
              Date                                 Inception
Fund         5/1/1998 20.71%   N/A      N/A        10.78%
Russell 2000          -3.02%   N/A      N/A         1.32%
Russell 2000 Value    22.83%   N/A      N/A         1.47%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.27%          1.14%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.02%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $116
3 years            $362
5 years            $628
10 years           $1,386

VARIABLE ANNUITY FUNDS
19

THE FUNDS' INVESTMENT ADVISORS

An investment advisor manages a Fund's investments and supervises its daily business affairs. There are two investment advisors for the Funds included in this prospectus. Evergreen Investment Management Company, LLC (EIMC) is a wholly-owned subsidiary of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.4 billion in consolidated assets as of 3/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013. Mentor Perpetual Advisors, LLC is partially owned by EIMC.

Evergreen Investment  Management Company, LLC is the investment advisor to:
o VA Blue Chip Fund
o VA Capital  Growth  Fund
o VA Foundation Fund
o VA Global Leaders Fund
o VA Growth Fund
o VA Masters Fund
o VA Omega  Fund
o VA Small Cap Value Fund

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in investment assets for 59 of the Evergreen Funds as of 3/31/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year end 12/31/2000, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                    % of the Fund's average
                                           net assets
VA Blue Chip Fund*                           0.37%
VA Capital Growth Fund**                     0.71%
VA Foundation Fund**                         0.75%
VA Global Leaders Fund**                     0.72%
VA Growth Fund**                             0.42%
VA Masters Fund**                            0.76%
VA Omega Fund                                0.52%
VA Small Cap Value Fund**                    0.75%

* The Fund commenced operations on April 28, 2000.
**Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.

THE FUNDS' SUB-ADVISORS

Pilgrim Baxter Value Investors, Inc. (Pilgrim Baxter) is the sub-advisor to:

o        VA Capital Growth Fund

Pilgrim Baxter manages the day-to-day investment operations of the Fund. There is no additional charge to the Fund for the services provided by Pilgrim Baxter. Pilgrim Baxter is located at 1400 Liberty Ridge Road, Wayne, Pennsylvania 19087.

MFS Institutional Advisors, Inc. (MFS,) OppenheimerFunds, Inc. (Oppenheimer), and Putnam Investment Management, LLC (Putnam) are each sub-advisors to a portion of:

o        VA Masters Fund

Subject to the supervision of EIMC, each sub-advisor manages a segment of the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the segment, and places orders to purchase and sell securities for the segment. EIMC also manages a segment of the Fund's portfolio. The Fund pays no direct fees to any of the sub-advisors. The three sub-advisors of the Fund are:

MFS Institutional Advisors, Inc. (MFS), 500 Boylston Street, Boston, Massachusetts 02116, is America's oldest mutual fund organization. As of 3/31/2001, MFS managed more than $132 billion on behalf of more than 6 million investor accounts.

OppenheimerFunds, Inc. (Oppenheimer), Two World Trade Center, New York, New York 10048, has operated as an investment advisor since 1960. As of 3/31/2001, Oppenheimer and its subsidiaries managed investment companies with assets of more than $115 billion and including more than 65 funds with more than 5 million shareholder accounts.

Putnam Investment Management, LLC (Putnam), One Post Office Square, Boston, Massachusetts 02109, has been managing mutual funds since 1937. As of 3/31/2001, Putnam and its affiliates managed more than $320.50 billion of assets for nearly 13 million shareholder accounts.

Through an exemptive order received from the Securities and Exchange Commission, EIMC has ultimate responsibility (subject to oversight by the Board of Trustees) to oversee VA Masters Fund's sub-advisors and recommend the hiring, termination and replacement of unaffiliated sub-advisors without receiving prior shareholder approval. However, shareholders will be notified in the event there has been a replacement of one of the sub-advisors. In addition, the exemptive order permits the disclosure of fees paid to unaffiliated sub-advisors on an aggregate basis only.

For the fiscal year ended 12/31/2000, the fees paid to the sub-advisors by EIMC were as follows:

                                    % of Masters Fund's

Sub-advisors                        average net assets
------------                        ------------------
EIMC                                       0.19%*
MFS, Oppenheimer, Putnam                   0.68%

*Prior to the date of this prospectus, EIMC acted as sub-advisor to a portion of the VA Masters Fund, having replaced Evergreen Asset Management Corp. on 11/1/2000.

VARIABLE ANNUITY FUNDS
20

THE FUNDS' PORTFOLIO MANAGERS

VA Blue Chip Fund

Judith A. Warners has managed the Fund since April 2000. Ms. Warners, Managing Director and senior portfolio manager since January 1995. She joined EIMC as an analyst in 1981, covering a variety of industries and market sectors. Ms. Warners has managed the Evergreen Blue Chip Fund since January 1995.

VA Capital Growth Fund

The Fund is managed by the Pilgrim Baxter Value Team.

VA Foundation Fund

Jean C. Ledford, CFA, and Richard S. Welsh, CFA, have co-managed the Fund since August 1999.

Ms. Ledford joined EIMC as a Senior Vice President in November 2000. From August 1999 until joining EIMC, Ms. Ledford was President and Chief Executive Officer of Evergreen Asset Management Corp. (EAMC). From February 1997 until she joined EAMC, Ms. Ledford was employed as a senior portfolio manager at American Century Investments (American Century). From 1980 until she joined American Century, Ms. Ledford was an investment director at the State of Wisconsin Investment Board. Ms. Ledford has co-managed the Evergreen Foundation Fund since August 1999.

Mr. Welsh has been a portfolio manager with EIMC since November 2000. Prior to joining EIMC, he was a Senior Vice President and portfolio manager at EAMC beginning in August 1999. Prior to joining EAMC, he was employed for five years as a portfolio manager and analyst at American Century. Mr. Welsh has co-managed the Evergreen Foundation Fund since August 1999.

VA Global Leaders Fund

Edwin D. Miska and Anthony T. Han, CFA, co-manage the Fund. Mr. Miska has managed the Fund since March 1997. Mr. Miska had been an analyst with EIMC and its predecessor since 1986. He became a portfolio manager with EIMC in 1989. Mr. Miska has managed the Evergreen Global Leaders Fund since November 1995.

Anthony T. Han,  has  managed  the Fund since  March  2000.  Mr. Han joined
EIMC in January 2000 as a Vice President and portfolio manager. From September 1992 until he joined EIMC, Mr. Han was an International Analyst with The Pioneer Group. Mr. Han has co-managed the Evergreen Global Leaders Fund since January 2000.

VA Growth Fund

Theodore W. Price, CFA, Linda Z. Freeman, CFA, and Jeffrey S. Drummond, CFA, are the co-managers of the Fund.

Mr. Price has managed the Fund since its inception. He has been a portfolio manager with EIMC since November 2000. Prior to joining EIMC, he was a Managing Director and portfolio manager with Mentor Advisors. He has 30 years of investment management experience including ten years as Vice Chairman and portfolio manager of Wheat Investment Advisors. Mr. Price has co-managed the Evergreen Growth Fund since April 1985.

Ms. Freeman has co-managed the Fund since its inception. She has been a portfolio manager since joining EIMC in November 2000. Prior to joining EIMC, Ms. Freeman was a Managing Director and portfolio manager with Mentor Advisors beginning in 1991. Ms. Freeman has co-managed the Evergreen Growth Fund since September 1991.

Mr. Drummond has co-managed the Fund since its inception. He has been a portfolio manager with EIMC since November 2000. Mr. Drummond was a Senior Vice President and portfolio manager with Mentor Advisors from 1993 until he joined EIMC. Mr. Drummond has co-managed the Evergreen Growth Fund since May 1993.

VA Masters Fund

The Fund is managed utilizing a team of investment professionals. These include:

o        Evergreen Team
o        MFS Team
o        Oppenheimer Team
o        Putnam Team

Manager Oversight - EIMC has appointed a committee of investment personnel which is primarily responsible for overseeing the sub-advisors of the VA Masters Fund. EIMC has ultimate responsibility for the investment performance of the Fund.

EIMC continuously monitors the performance and investment styles of the Fund's sub-advisors and from time to time may recommend changes of sub-advisors based on factors such as changes in a sub-advisor's investment style or a departure by a sub-advisor from the investment style for which it had been selected, a deterioration in a sub-advisor's performance relative to that of other investment management firms practicing a similar style, or adverse changes in its ownership or personnel.

One segment may be larger or smaller at various times than other segments, but EIMC will not reallocate assets among the segments to reduce these differences in size until the assets allocated to itself or one sub-advisor either exceed 35% or are less than 15% of the Fund's average daily net assets for a period of three consecutive months. In such event the investment advisor may, but is not obligated to, reallocate assets among sub-advisors to provide for a more equal distribution of the Fund's assets.

VA Omega Fund

Maureen E. Cullinane, CFA, has managed the Fund since April 1999. Ms. Cullinane has been a Vice President and portfolio manager at EIMC since September 1987. She became a Senior Vice President and Senior Portfolio Manager in March 1997 and a Managing Director and Senior Portfolio Manager in September 2000. She has been employed by EIMC and its predecessor since 1974. Ms. Cullinane has been the portfolio manager of the Evergreen Omega Fund since April 1989.

VA Small Cap Value Fund

Jordan Alexander, CFA, had been co-manager of the Fund since April 1999 and became manager in January 2000. Mr. Alexander has been associated with EIMC since November 2000. From September 1998 until April 1999, he was an assistant portfolio manager with EAMC. From 1995 to 1998, Mr. Alexander was an associate healthcare analyst at PaineWebber Incorporated. Mr. Alexander has managed the Evergreen Small Cap Value Fund since April 1999.

VARIABLE ANNUITY FUNDS
21

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open, at 4 p.m. Eastern time or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price you pay per share for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

VARIABLE ANNUITY FUNDS
22

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds

Normally, we will send redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

OTHER SERVICES

Automatic Reinvestment of Distributions

For  the  convenience  of  investors,   all  dividends  and  capital  gains  are
distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Fund Distributions

Each Fund passes along the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Dividends. Each Fund pays an annual dividend from the dividends, interest and other income on the securities in which it invests.
o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policies, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

VARIABLE ANNUITY FUNDS
23

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running a Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results. Because these fees are "invisible," investors should examine them closely, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

VARIABLE ANNUITY FUNDS
24

FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in each of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.

                                   EVERGREEN
                             Variable Annuity Trust

                                                      Period Ended
                                                  December 31, 2000 (a)
VA BLUE CHIP FUND
Net asset value, beginning of period                     $10.00
                                                         ------
Income from investment operations
Net investment income                                      0.02
Net realized and unrealized losses on securities          (1.05)
                                                         ------
Total from investment operations                          (1.03)
                                                         ------
Distributions from net investment income                  (0.02)
                                                         ------
Net asset value, end of period                           $ 8.95
                                                         ------
Total return*                                            (10.27%)
Ratios and supplemental data
Net assets, end of period (thousands)                    $8,861
Ratios to average net assets
 Expenses++                                                1.01%+
 Net investment income                                     0.43%+
Portfolio turnover rate                                     140%

(a) For the period from April 28, 2000 (commencement of operations) to
    December 31, 2000.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                  Year Ended December 31,
                                                 -------------------------
                                                  2000     1999    1998(b)
VA CAPITAL GROWTH FUND (a)
Net asset value, beginning of period             $ 14.42  $ 13.58  $ 12.50
                                                 -------  -------  -------
Income from investment operations
Net investment income                               0.10     0.01     0.03
Net realized and unrealized gains on securities     2.37     0.87     1.05
                                                 -------  -------  -------
Total from investment operations                    2.47     0.88     1.08
                                                 -------  -------  -------
Distributions to shareholders from
Net investment income                              (0.01)   (0.02)       0
Net realized gains                                 (0.45)   (0.02)       0
                                                 -------  -------  -------
Total distributions                                (0.46)   (0.04)       0
                                                 -------  -------  -------
Net asset value, end of period                   $ 16.43  $ 14.42  $ 13.58
                                                 -------  -------  -------
Total return*                                      17.69%    6.50%    8.64%
Ratios and supplemental data
Net assets, end of period (thousands)            $36,975  $28,377  $20,142
Ratios to average net assets
 Expenses++                                         1.03%    1.18%    1.05%+
 Net investment income                              0.73%    0.06%    0.50%+
Portfolio turnover rate                               79%      87%      54%

(a) Effective February 1, 2000, shareholders of Mentor VIP Capital Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Capital Growth Fund. As Mentor VIP Capital Growth Portfolio contributed the majority of assets and shareholders to the Evergreen VA Capital Growth Fund, its accounting and performance history has been carried forward.
(b) For the period from March 3, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

VARIABLE ANNUITY FUNDS
26

                                   EVERGREEN
                             Variable Annuity Trust

                                          Year Ended December 31,
                              -------------------------------------------------
                                2000       1999    1998 #   1997 #   1996 (a) #
VA FOUNDATION FUND
Net asset value, beginning
 of period                    $  15.70   $  14.47  $ 13.54  $ 11.31   $ 10.00
                              --------   --------  -------  -------   -------
Income from investment
 operations
Net investment income             0.24       0.28     0.35     0.26      0.16
Net realized and unrealized
 gains or losses on
 securities                      (1.01)      1.27     1.07     2.86      1.37
                              --------   --------  -------  -------   -------
Total from investment
 operations                      (0.77)      1.55     1.42     3.12      1.53
                              --------   --------  -------  -------   -------
Distributions to
 shareholders from
Net realized gains               (0.09)     (0.04)   (0.23)   (0.65)    (0.06)
Net investment income            (0.24)     (0.28)   (0.26)   (0.24)    (0.16)
                              --------   --------  -------  -------   -------
Total distributions              (0.33)     (0.32)   (0.49)   (0.89)    (0.22)
                              --------   --------  -------  -------   -------
Net asset value, end of
 period                       $  14.60   $  15.70  $ 14.47  $ 13.54   $ 11.31
                              --------   --------  -------  -------   -------
Total return*                    (4.93%)    10.64%   10.56%   27.80%    15.30%
Ratios and supplemental data
Net assets, end of period
 (thousands)                  $187,825   $145,566  $78,371  $31,840   $15,812
Ratios to average net assets
 Expenses++                       0.92%      0.95%    1.00%    1.01%     1.00%+
 Net investment income            1.78%      2.29%    2.44%    2.15%     2.70%+
Portfolio turnover rate             89%        77%      10%      26%       12%

(a) For the period from March 1, 1996 (commencement of operations) to
    December 31, 1996.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                              Year Ended December 31,
                                       -------------------------------------
                                        2000      1999    1998 #  1997 (a) #
VA GLOBAL LEADERS FUND
Net asset value, beginning of period   $ 15.85   $ 12.76  $10.79    $10.00
                                       -------   -------  ------    ------
Income from investment operations
Net investment income                     0.07      0.06    0.10      0.11
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions           (1.45)     3.09    1.94      0.77
                                       -------   -------  ------    ------
Total from investment operations         (1.38)     3.15    2.04      0.88
                                       -------   -------  ------    ------
Distributions to shareholders from
Net investment income                    (0.07)    (0.06)  (0.07)    (0.06)
Net realized gains                           0         0       0     (0.03)
                                       -------   -------  ------    ------
Total distributions                      (0.07)    (0.06)  (0.07)    (0.09)
                                       -------   -------  ------    ------
Net asset value, end of period         $ 14.40   $ 15.85  $12.76    $10.79
                                       -------   -------  ------    ------
Total return*                            (8.70%)   24.72%  18.92%     8.80%
Ratios and supplemental data
Net assets, end of period (thousands)  $43,382   $21,022  $9,583    $2,899
Ratios to average net assets
 Expenses++                               1.01%     1.01%   1.04%     1.05%+
 Net investment income                    0.57%     0.58%   0.89%     1.15%+
Portfolio turnover rate                     21%       17%     12%       11%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
28

                                   EVERGREEN
                             Variable Annuity Trust

                                                   Year Ended December 31,
                                                   --------------------------
                                                    2000     1999     1998 (b)
VA GROWTH FUND (a)
Net asset value, beginning of period               $ 13.87  $ 11.46   $ 12.50
                                                   -------  -------   -------
Income from investment operations
Net investment income (loss)                         (0.04)   (0.07)     0.02
Net realized and unrealized gains or losses on
 securities                                           1.88     2.50     (1.06)
                                                   -------  -------   -------
Total from investment operations                      1.84     2.43     (1.04)
                                                   -------  -------   -------
Distributions to shareholders from net investment
 income                                                  0    (0.02)        0
                                                   -------  -------   -------
Net asset value, end of period                     $ 15.71  $ 13.87   $ 11.46
                                                   -------  -------   -------
Total return*                                        13.27%   21.21%    (8.32%)
Ratios and supplemental data
Net assets, end of period (thousands)              $20,266  $15,888   $11,064
Ratios to average net assets
 Expenses++                                           0.77%    1.33%     0.97%+
 Net investment income (loss)                         0.24%   (0.67%)    0.44%+
Portfolio turnover rate                                144%     143%       62%

(a) Effective February 1, 2000, shareholders of Mentor VIP Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Growth Fund. As Mentor VIP Growth Portfolio contributed the majority of assets and shareholders to the Evergreen VA Growth Fund, its accounting and performance history has been carried forward.
(b) For the period from March 3, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                               Year Ended
                                                              December 31,
                                                           --------------------
                                                            2000     1999 (a) #
VA MASTERS FUND
Net asset value, beginning of period                       $ 12.58    $ 10.00
                                                           -------    -------
Income from investment operations
Net investment income                                            0       0.01
Net realized and unrealized gains or losses on securities
 and foreign currency related transactions                   (0.34)      2.74
                                                           -------    -------
Total from investment operations                             (0.34)      2.75
                                                           -------    -------
Distributions to shareholders from
Net investment income                                            0      (0.01)
Net realized gains                                           (1.15)     (0.16)
                                                           -------    -------
Total distributions                                          (1.15)     (0.17)
                                                           -------    -------
Net asset value, end of period                             $ 11.09    $ 12.58
                                                           -------    -------
Total return*                                                (3.06%)    27.58%
Ratios and supplemental data
Net assets, end of period (thousands)                      $37,268    $18,873
Ratios to average net assets
 Expenses++                                                   1.01%      1.00%+
 Net investment income                                        0.02%      0.15%+
Portfolio turnover rate                                         85%        83%

(a) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                            Year Ended December 31,
                                       ---------------------------------------
                                        2000     1999 #    1998 #   1997 (a) #
VA OMEGA FUND
Net asset value, beginning of period   $ 19.98   $ 13.57   $11.10     $10.00
                                       -------   -------   ------     ------
Income from investment operations
Net investment income (loss)              0.01     (0.06)   (0.04)     (0.06)
Net realized and unrealized gains or
 losses on securities                    (2.27)     6.47     2.51       1.16
                                       -------   -------   ------     ------
Total from investment operations         (2.26)     6.41     2.47       1.10
                                       -------   -------   ------     ------
Distributions to shareholders from
Net investment income                    (0.01)        0        0          0
Net realized gains                       (0.74)        0        0          0
                                       -------   -------   ------     ------
Total distributions                      (0.75)        0        0          0
                                       -------   -------   ------     ------
Net asset value, end of period         $ 16.97   $ 19.98   $13.57     $11.10
                                       -------   -------   ------     ------
Total return*                           (12.46)%   47.24%   22.25%     11.00%
Ratios and supplemental data
Net assets, end of period (thousands)  $97,397   $24,176   $4,039     $1,868
Ratios to average net assets
 Expenses++                               0.68%     0.96%    1.02%      1.06%+
 Net investment income (loss)             0.07%    (0.35)%  (0.33)%    (0.74)%+
Portfolio turnover rate                    177%      120%      49%        39%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
31

                                   EVERGREEN
                             Variable Annuity Trust

                                                 Year Ended December 31,
                                                ---------------------------
                                                 2000     1999   1998 (a) #
VA SMALL CAP VALUE FUND
Net asset value, beginning of period            $ 10.14  $ 9.58    $10.00
                                                -------  ------    ------
Income from investment operations
Net investment income                              0.08    0.13      0.15
Net realized and unrealized gains or losses on
 securities                                        1.99    1.02     (0.45)
                                                -------  ------    ------
Total from investment operations                   2.07    1.15     (0.30)
                                                -------  ------    ------
Distributions to shareholders from
Net investment income                             (0.10)  (0.13)    (0.11)
Net realized gains                                (0.41)  (0.46)    (0.01)
                                                -------  ------    ------
Total distributions                               (0.51)  (0.59)    (0.12)
                                                -------  ------    ------
Net asset value, end of period                  $ 11.70  $10.14    $ 9.58
                                                -------  ------    ------
Total return*                                     20.71%  12.07%   (2.86)%
Ratios and supplemental data
Net assets, end of period (thousands)           $10,400  $4,958    $2,282
Ratios to average net assets
 Expenses++                                        1.02%   1.01%     1.02%+
 Net investment income                             1.01%   1.69%     2.49%+
Portfolio turnover rate                              82%     65%       16%

(a) For the period from May 1, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
32

OTHER FUND PRACTICES

The Funds may invest in futures and options which are forms of derivatives. Such practices are used to hedge a Fund's portfolio, to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses.

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

While not principal investment strategies, the VA Blue Chip Fund, VA Foundation Fund and VA Omega Fund may each invest up to 25% (however each Fund's current intention is to invest no more than 10%, 10% and 15%, respectively), VA Capital Growth Fund may invest up to 15% in foreign securities.

If a Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and dividend yield and total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Generally, the portfolio managers of VA Growth Fund and VA Omega Fund do not take portfolio turnover into account in making investment decisions. This means a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

VARIABLE ANNUITY FUNDS
33

                                      Notes

                                 Evergreen Funds

Money  Market  Funds
Florida  Municipal  Money  Market Fund
Money  Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal  Money Market Fund
Treasury  Money Market Fund
State  Municipal  Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New  Jersey  Municipal  Bond  Fund
North  Carolina  Municipal  Bond  Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund
National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and  Intermediate  Term Bond Funds
Intermediate  Term Bond Fund
Select  Adjustable Rate Fund
Short-Duration  Income Fund

Intermediate and Long Term Bond Funds
Diversified  Bond Fund
High Yield Bond Fund
Quality Income Fund
Strategic  Income  Fund
U.S.  Government  Fund

Balanced  Funds
Balanced  Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth and Income  Funds
Blue Chip Fund
Equity  Income  Fund
Equity  Index Fund
Growth and Income  Fund
Small Cap Value Fund
Value Fund

Domestic  Growth  Funds
Aggressive  Growth Fund
Capital  Growth Fund
Evergreen  Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund


Sector Funds
Health Care Fund
Technology Fund
Utility and  Telecommunications Fund

Global and  International  Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Variable Annuity

VA Blue Chip Fund
VA Capital  Growth Fund
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth and Income Fund
VA Growth Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Perpetual International Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund

www.evergreen-funds.com

                      Q U I C K  R E F E R E N C E  G U I D E



1.   Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

2.   Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o for general correspondence


3.   For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA  02116-5034

4.   Visit us on-line
     www.evergreen-funds.com

     For More Information About the
     Evergreen Variable Annuity Funds, Ask for:

     The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-847-5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

     Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                                                      Sec File No.: 811-8716
                                                                  537769 RV7

                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]

                     SKANDIA HARVESTER/PREMIER CUSTOM PROSPECTUS

Evergreen Variable Annuity Trust

Evergreen VA Blue Chip Fund
Evergreen VA Capital Growth Fund
Evergreen VA Equity Index Fund
Evergreen VA Foundation Fund
Evergreen VA Global Leaders  Fund
Evergreen VA Omega Fund
Evergreen VA Perpetual International Fund
Evergreen VA Small  Cap Value  Fund
Evergreen VA  Special  Equity  Fund
Evergreen VA Strategic Income Fund

Prospectus, May 1, 2001

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                         T A B L E  O F  C O N T E N T S


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                           2

Evergreen VA Blue Chip Fund                      4

Evergreen VA Capital Growth Fund                 6

Evergreen VA Equity Index Fund                   8

Evergreen VA Foundation Fund                    10

Evergreen VA Global Leaders Fund                12

Evergreen VA Omega Fund                         14

Evergreen VA Perpetual International Fund       16

Evergreen VA Small Cap Value Fund               18

Evergreen VA Special Equity Fund                20

Evergreen VA Strategic Income Fund              22

GENERAL INFORMATION:

The Funds' Investment Advisors                  24

The Funds' Sub-Advisors                         24

The Funds' Portfolio Managers                   24

Calculating the Share Price                     26

Participating Insurance Companies               27

How to Buy and Redeem Shares                    27

Other Services                                  27

The Tax Consequences of

      Investing in the Funds                    27

Fees and Expenses of the Funds                  27

Financial Highlights                            29

Other Fund Practices                            39

In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

Investment Goal

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors

What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                      O V E R V I E W  O F  F U N D R I S K S


Variable
Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For more information about these Funds and the other funds offered by Evergreen, please call 1-800-847-5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment no longer appears to meet the Fund's investment objective; iii) when the Fund must meet redemptions; or iv) for other investment reasons which the portfolio manager deems necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o  not insured,  endorsed or  guaranteed by the FDIC or any  government  agency
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund that invests in stocks will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events also could cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors the Fund invests in do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impacts its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

VARIABLE ANNUITY FUNDS
2

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If the Fund invests a significant portion of its portfolio in debt securities or dividend paying stocks that are purchased for dividend income and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by the Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays. Debt securities with longer maturities are generally more sensitive to interest rate changes than securities with shorter maturities. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If the Fund invests in debt securities, then the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk

If the Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value, dividend yield and/or total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value, dividend yield and/or total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VARIABLE ANNUITY FUNDS
3

VA BLUE CHIP FUND

FUND FACTS:

Goal:

o        Capital Growth

Principal Investment:

o        Large-Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:

o        Judith A. Warners

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks capital growth with the potential for income.

Investment Strategy

The Fund invests primarily in common stocks of well-established, large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment, with a long history of performance, typically recognizable names representing a broad range of industries. To provide investment flexibility, the Fund may also invest in quality medium-sized companies, typically having a market capitalization of $1.5 billion to $8.5 billion at the time of investment. Buy and sell decisions are based primarily on fundamental analysis to identify companies with leading positions within their industry, solid management groups and strategies, and a trend of stable or accelerating profits. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both growth- and value-oriented equity securities. "Growth" securities are securities of companies which the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. "Value" securities are securities that the Fund's portfolio manager believes are undervalued on a price-to-earnings and price-to-assets methodology. The portfolio manager looks for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
4

PERFORMANCE

Since the Fund did not commence operations until April 28, 2000, total return information is not yet available for a full calendar year. Financial information for the Fund from April 28, 2000 through December 31, 2000 is available in the "Financial Highlights."

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                 Total Fund
Management Fee    12b-1 Fees    Other Expenses   Operating
                                                 Expenses+
     0.61%           0.00%          0.64%          1.25%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year           $127
3 years          $397
5 years          $686
10 years         $1,511



VARIABLE ANNUITY FUNDS
5

VA CAPITAL GROWTH FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Large Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Sub-Advisor:

o        Pilgrim Baxter Value Investors, Inc.

Portfolio Manager:

o        Pilgrim Baxter Value Team

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund seeks to achieve its goal by investing primarily in common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment, which the portfolio managers believe have the potential for capital growth over the intermediate- and long-term. The Fund may also invest without limit in preferred stocks, convertible securities and any other securities that the portfolio manager believes may permit the Fund to achieve its investment goal. The Fund's portfolio manager selects stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio manager believes are undervalued.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
6

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1999                2000
6.50                17.69
Best Quarter:       2nd Quarter 1999        +10.24%
Worst Quarter:      3rd Quarter 1999        -8.48%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Russell 1000 Value Index (Russell 1000 Value). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The Russell 1000 Value is a market capitalization-weighted index measuring the performance of these Russell 1000 companies with lower price-to-book ratio and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
           Inception  1 year    5 year   10 year    Since
             Date                                 Inception
Fund       3/3/1998   17.69%     N/A       N/A     11.53%
S&P 500               -9.10%     N/A       N/A      9.85%
Russell 1000 Value     7.01%     N/A       N/A      8.57%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1 Fees      Other        Operating
                                  Expenses       Expenses+
     0.80%           0.00%          0.32%          1.12%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.03%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year         $114
3 years        $356
5 years        $616
10 years       $1,362

VARIABLE ANNUITY FUNDS
7

VA EQUITY INDEX FUND

FUND FACTS:

Goal:

o        Price and Yield Performance Comparable to the S&P 500 Index

Principal Investment:

o        Equity Securities listed in the S&P 500 Index


Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Manager:

o        William E. Zieff


Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

Investment Strategy

The Fund invests substantially all of its total assets in equity securities that represent a composite of the S&P 500 Index. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. The Fund's portfolio manager uses computer models that closely monitor the composition of the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 common stocks chosen by Standard & Poor's Rating Service to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. To replicate the performance of the S&P 500 Index, the Fund's portfolio manager uses a passive management approach and invests in substantially all of the stocks comprising the S&P 500 Index.

The Fund intends to sell a portfolio investment when it is removed from the S&P 500 Index and when the Fund must meet redemptions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Investment Style Risk

The Fund is also subject to index fund risk. The Fund is not actively managed and invests in securities included in the S&P 500 Index regardless of their investment merit. Therefore, the Fund cannot modify its investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the S&P 500 Index. Although the Fund's modeling techniques are intended to produce performance that approximates that of the S&P 500 Index (before expenses), there can be no assurance that these techniques will reduce "tracking error", the difference between the Fund's investment results (before expenses) and the S&P 500 Index's. Tracking error may arise as a result of brokerage costs, fees and operating expenses.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
8

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied.
Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

2000
-9.11

Best Quarter:       1st Quarter 2000        +2.18%
Worst Quarter:      4th Quarter 2000        -7.82%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500), which is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
           Inception  1 year    5 year   10 year  Since
             Date                                 Inception
Fund       9/29/1999  -9.11%     N/A       N/A      3.93%
S&P 500               -9.10%     N/A       N/A      3.52%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.32%           0.00%          0.22%          0.54%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 0.31%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year          $55
3 years         $173
5 years         $302
10 years        $677

VARIABLE ANNUITY FUNDS
9

VA FOUNDATION FUND

FUND FACTS:

Goals:

o        Capital Growth
o        Preservation of Capital
o        Reasonable Income

Principal Investments:

o        Common and Preferred Stocks
o        U.S. Treasury and Agency Obligations
o        Investment Grade Debt Securities

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Jean C. Ledford, CFA
o        Richard Welsh, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks to achieve in order of priority: capital growth, preservation of capital and reasonable income.

Investment Strategy

The Fund invests in a combination of equity and debt securities. Under normal conditions, the Fund will invest at least 25% of its assets in debt securities and the remainder in equity securities.

The equity securities that the Fund invests in will primarily consist of the common stocks, preferred stocks and securities convertible or exchangeable for common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's investment in equity securities will be on the basis of the potential for capital growth. Common stocks are selected based on a combination of financial strength and estimated growth potential.

The Fund's fixed income portion will include corporate debt securities, securities issued by the U.S. Treasury or by an agency or instrumentality of the U.S. government, bank obligations, and high quality commercial paper. The corporate debt securities that the Fund may invest in will be of investment grade quality rated in the top three categories of a nationally recognized statistical ratings organization, or if unrated, then determined to be of comparable quality by the portfolio managers. Bonds are selected based on the portfolio managers' projection of interest rates, varying amounts and maturities in order to achieve capital preservation and, when possible, capital growth. The Fund is not managed with a targeted maturity.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
10

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1997           1998          1999         2000
27.80          10.56         10.64        -4.93

Best Quarter:            2nd Quarter 1997       +13.26%
Worst Quarter:           3rd Quarter 1998       -7.37%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Lehman Brothers Government/Credit Bond Index (LBGCBI). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The LBGCBI is an unmanaged index that includes investment grade fixed-rate U.S. government, U.S. government agency, and corporate securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
             Inception  1 year  5 year  10 year     Since
               Date                               Inception
Fund         3/1/1996  -4.93%   N/A      N/A       11.79%
S&P 500                -9.10%   N/A      N/A       17.97%
LBGCBI                 11.85%   N/A      N/A        6.80%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.75%           0.00%          0.17%          0.92%

The table below shows the total expenses you would pay on a $10,000 investment over one- three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $94
3 years            $294
5 years            $510
10 years           $1,132

VARIABLE ANNUITY FUNDS
11

VA GLOBAL LEADERS FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Equity Securities

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:

o        Edwin D. Miska
o        Anthony Han, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks to provide investors with long-term capital growth.

Investment Strategy

The Fund normally invests at least 65% of its assets in a diversified portfolio of equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its total assets in one country. The Fund's portfolio managers will screen the largest companies in major industrialized countries and invest in what they believe are the 100 best companies selected. The portfolio managers use both qualitative and quantitative criteria for selecting securities, including high return on equity, consistent earnings growth, established market presence, and industries or sectors with significant growth prospects. The Fund's portfolio managers will review and evaluate on an ongoing basis, their criteria for choosing these companies.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
12

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return  (%)
1998            1999           2000
18.92           24.72          -8.70

Best Quarter:           4th Quarter 1998          +21.86%
Worst Quarter:          3rd Quarter 1998          -14.25%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Index (MSCI World), which is an unmanaged, broad, market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                  Performance
             Inception  1 year   5 year   10 year   Since
              Date                                 Inception
Fund         3/6/1997  -8.70%    N/A       N/A       10.67%
MSCI World            -13.18%    N/A       N/A       11.65%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.29%          1.16%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $118
3 years            $368
5 years            $638
10 years           $1,409

VARIABLE ANNUITY FUNDS
13

VA OMEGA FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        U.S. Common Stocks of All Market Capitalizations

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Maureen E. Cullinane, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund's portfolio manager employs a growth style of equity management. "Growth" stocks are stocks of companies that the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. The portfolio manager's active style of portfolio management may lead to high portfolio turnover, but that will not limit the portfolio manager's investment decisions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
14

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1998           1999          2000
22.25          47.24         -12.46

Best Quarter:        4th  Quarter 1999        +29.99%
Worst Quarter:       4th Quarter 2000         -25.00%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Growth Index (Russell 1000 Growth) and the S&P 500 Index (S&P 500). The Russell 1000 Growth is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and forecasted growth values. The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                Performance
             Inception  1 year   5 year  10 year  Since
              Date                               Inception
Fund         3/6/1997  -12.46%   N/A     N/A      15.75%
S&P 500                -9.10%    N/A     N/A      15.92%
Russell 1000 Growth    -22.42%   N/A     N/A      15.87%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.52%           0.00%          0.16%          0.68%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $69
3 years            $218
5 years            $379
10 years           $847

VARIABLE ANNUITY FUNDS
15

VA PERPETUAL INTERNATIONAL FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Equity Securities

Investment Advisor:

o        Mentor Perpetual Advisors, LLC

Sub-Advisor:

o        Perpetual Portfolio Management Limited

Portfolio Managers:
o        Paul Chesson
o        Kathryn Langridge
o        Jeffrey Taylor
o        Stephen Whittaker
o        Robert Yerbury

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund normally invests in a diversified portfolio of equity securities of issuers located outside the U.S. The Fund's portfolio managers choose equity securities across all market capitalizations. In identifying candidates for investment, the portfolio managers consider a variety of factors, including the likelihood of above average earnings growth, attractive relative valuation, and whether the company has any proprietary advantages. They may invest in companies where earnings are believed to be in a relatively strong growth trend, or where significant further growth is not anticipated but where the shares are thought to be undervalued. It is expected that the Fund's investments will normally be spread broadly around the world outside the U.S., although (except as described in the next sentence) there is no limit on the amount of the Fund's assets that may be invested in any single country.

The Fund normally invests at least 65% of the value of its total assets in securities of at least three countries. It is likely that, at times, a portion of the Fund's assets will be invested in securities of issuers in emerging markets, including under-developed and developing nations. The Fund may also invest to a lesser extent in debt securities of investment grade quality. When it chooses to invest in debt, the Fund seeks to maintain relatively high average credit quality but may vary its maturity. The portfolio managers will adjust the maturity of the Fund's debt securities in response to changing market conditions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing with a relatively low gross national product, but which has the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely effected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

If more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries and the fact that the securities markets of certain countries may be subject to greater risks and volatility than that which exists in the U.S.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
16

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1999               2000
39.99              -13.08

Best Quarter:         4th Quarter 1999         +19.29%
Worst Quarter:        3rd Quarter 2000         -8.42%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International EAFE Index (MSCI
EAFE), which is an unmanaged, broad, market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australia and the Far East. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
            Inception  1 year   5 year   10 year   Since
              Date                                 Inception
Fund         3/3/1998 -13.08%   N/A     N/A        11.58%
MSCI EAFE             -14.17%   N/A     N/A        5.86%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     1.00%           0.00%          0.37%          1.37%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $139
3 years            $434
5 years            $750
10 years           $1,646

VARIABLE ANNUITY FUNDS
17

VA SMALL CAP VALUE FUND

FUND FACTS:

Goals:

o        Current Income
o        Capital Growth

Principal Investment:

o        Small-Cap U.S. Common Stocks

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Jordan D. Alexander, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks current income and capital growth in the value of its shares.

Investment Strategy

The Fund invests primarily in common stocks of small U.S. companies, typically having a market capitalization of less than $1.5 billion at the time of investment. The Fund's portfolio manager seeks to limit the investment risk of small company investing by seeking stocks that produce regular income, are issued by companies with a history of buying back stock, and trade below what the portfolio manager considers their intrinsic value. The Fund's portfolio manager looks specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
18

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in the calendar year since its inception on 5/1/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

1999             2000
12.07            20.71

Best Quarter:         2nd Quarter 1999          +17.26%
Worst Quarter:        1st Quarter 1999          -5.64%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000) and the Russell 2000 Value Index (Russell 2000 Value). The Russell 2000 Index is a market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Value is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                  Performance
            Inception 1 year   5 year    10 year   Since
              Date                                 Inception
Fund         5/1/1998 20.71%   N/A      N/A        10.78%
Russell 2000          -3.02%   N/A      N/A         1.32%
Russell 2000 Value    22.83%   N/A      N/A         1.47%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.27%          1.14%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.02%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $116
3 years            $362
5 years            $628
10 years           $1,386

VARIABLE ANNUITY FUNDS
19

VA SPECIAL EQUITY FUND

FUND FACTS:

Goal:

o        Capital Growth

Principal Investment:

o        Common Stocks of Small Companies

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Timothy M. Stevenson, CFA
o        Eric M. Teal
o        Mark Thiele, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks capital growth.

Investment Strategy

The Fund invests primarily in common stocks of U.S. companies with small market capitalizations, typically having a market capitalization up to $1.5 billion at the time of investment. The Fund's portfolio managers look for companies exhibiting good earnings and price momentum, while at the same time using various valuation criteria in the ultimate selection of which stocks to purchase. This approach allows a growth discipline with a value perspective. The Fund strives to provide a return greater than stock market indices such as the Russell 2000 Index. The Fund may purchase stocks in initial public offerings
(IPOs).

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

You should be aware of the risks associated with the Fund purchasing IPOs. Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Fund's shares.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices.

VARIABLE ANNUITY FUNDS
20

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in the calendar year since its inception on 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied.
Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

2000
-8.34

Best Quarter:         1st Quarter 2000          +14.29%
Worst Quarter:        4th Quarter 2000          -11.80%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000) which is a market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                   Performance
           Inception  1 year   5 year    10 year   Since
             Date                                  Inception
Fund       9/29/1999  -8.34%   N/A      N/A        7.00%
Russell 2000          -3.02%   N/A      N/A        11.73%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.92%           0.00%          0.25%          1.17%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.04%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $119
3 years            $372
5 years            $644
10 years           $1,420

VARIABLE ANNUITY FUNDS
21

VA STRATEGIC INCOME FUND

FUND FACTS:

Goals:

o        High Current Income
o        Capital Growth

Principal Investments:

o        Domestic High Yield, High Risk Bonds
o        Foreign Debt Securities
o        U.S. Government Securities

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Prescott B. Crocker, CFA


Dividend Payment Schedule:

o        Annually


Investment Goal

The  Fund  seeks  high  current   income  from  interest  on  debt   securities.
Secondarily, the Fund considers potential for growth of capital in selecting securities.

Investment Strategy

The Fund intends to allocate its assets principally between domestic high yield, high risk bonds and debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, mortgage-backed securities and money market instruments. This allocation will be made on the basis of the portfolio manager's assessment of global opportunities for high income and high investment return. From time to time, the Fund may invest 100% of its assets in U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years. The Fund's portfolio manager takes an aggressive approach to investing but seeks to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and review of sector and industry trends.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

In addition, the Fund principally invests in below investment grade bonds, commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

The  Fund  is  also  subject  to  the  risks   associated   with   investing  in
mortgage-backed securities. Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be

particularly   sensitive  to  interest  rates.   Early  repayment  of  mortgages
underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
32

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's returns have varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1998           1999        2000
5.91           1.64        -0.69

Best Quarter:         1st Quarter 1998          +2.94%
Worst Quarter:        1st Quarter 2000          -1.78%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Aggregate Bond Index (LBABI). The LBABI is an unmanaged, fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                    n                             Performance
             Inception 1 year   5 year    10 year   Since
              Date                                 Inception
Fund         3/6/1997 -0.69%   N/A      N/A        3.14%
LBABI                 11.63%   N/A      N/A        7.34%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.55%           0.00%          0.29%          0.84%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $ 86
3 years            $ 268
5 years            $ 466
10 years           $ 1,037

VARIABLE ANNUITY FUNDS
23

THE FUNDS' INVESTMENT ADVISORS

An investment advisor manages a Fund's investments and supervises its daily business affairs. There are two investment advisors for the Funds included in this prospectus. Evergreen Investment Management Company, LLC (EIMC) is a wholly-owned subsidiary of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.4 billion in consolidated assets as of 3/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013. Mentor Perpetual Advisors, LLC is partially owned by EIMC.

Evergreen Investment  Management Company, LLC is the investment advisor to:
o VA Blue Chip Fund
o VA Capital  Growth  Fund
o VA Equity  Index Fund
o VA Fund
o VA Foundation Fund
o VA Global Leaders Fund
o VA Omega  Fund
o VA Small Cap Value Fund
o VA Special  Equity  Fund
o VA  Strategic Income Fund

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in investment assets for 59 of the Evergreen Funds as of 3/31/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Mentor Perpetual Advisors, LLC (Mentor Perpetual) is the investment advisor to:

o        VA Perpetual International Fund

Mentor Perpetual, organized in 1995, is owned equally by Perpetual plc, a subsidiary of AMVESCAP PLC based in the United Kingdom, and EIMC. Mentor Perpetual currently manages over $308.7 million in assets for 3 of the Evergreen Funds as of 3/31/2001. Mentor Perpetual is located at 901 East Byrd Street, Richmond, Virginia 23219.

For the fiscal year end 12/31/2000, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                    % of the Fund's average
                                           net assets
VA Blue Chip Fund*                           0.37%
VA Capital Growth Fund**                     0.71%
VA Equity Index Fund***                      0.09%
VA Foundation Fund**                         0.75%
VA Global Leaders Fund**                     0.72%
VA Omega Fund                                0.52%
VA Perpetual International Fund              1.00%
VA Small Cap Value Fund**                    0.75%
VA Special Equity Fund***                    0.79%
VA Strategic Income Fund                     0.55%

* The Fund commenced operations on April 28, 2000.
**Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.
***Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC.

THE FUNDS' SUB-ADVISORS

Perpetual Portfolio Management Limited (PPM) is the sub-advisor to:

o        VA Perpetual International Fund

PPM manages the day-to-day investment operations of the Fund. There is no additional charge to the Fund for the services provided by PPM. Organized in 1974, PPM is a subsidiary of Perpetual, plc and currently acts as sub-advisor to the Evergreen Funds advised by Mentor Perpetual. PPM is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, England RG91HH.

Pilgrim Baxter Value Investors, Inc. (Pilgrim Baxter) is the sub-advisor to:

o        VA Capital Growth Fund

Pilgrim Baxter manages the day-to-day investment operations of the Fund. There is no additional charge to the Fund for the services provided by Pilgrim Baxter. Pilgrim Baxter is located at 1400 Liberty Ridge Road, Wayne, Pennsylvania 19087.

THE FUNDS' PORTFOLIO MANAGERS

VA Blue Chip Fund

Judith A. Warners has managed the Fund since April 2000. Ms. Warners, Managing Director and senior portfolio manager since January 1995. She joined EIMC as an analyst in 1981, covering a variety of industries and market sectors. Ms. Warners has managed the Evergreen Blue Chip Fund since January 1995.

VARIABLE ANNUITY FUNDS
24

VA Capital Growth Fund

The Fund is managed by the Pilgrim Baxter Value Team.

VA Equity Index Fund

William E. Zieff has managed the Fund since May 2000. Mr. Zieff joined EIMC in May 2001 as Managing Director of Global Structured Products. From January 2000 until he joined EIMC, Mr. Zieff was Managing Director of Global Structured Products at Evergreen Institutional Asset Management. Mr. Zieff was a Managing Director and co-Chief Investment Officer of the Global Asset Allocation group at Putnam Investments, Inc. from November 1996 to December 1998. From October 1992 until November 1996, Mr. Zieff was portfolio manager and head of Asset Allocation at Grantham, Mayo Van Otterloo & Co. LLC. Mr. Zieff has managed the Evergreen Equity Index Fund since July 2000.

VA Foundation Fund

Jean C. Ledford, CFA, and Richard S. Welsh, CFA, have co-managed the Fund since August 1999.

Ms. Ledford joined EIMC as a Senior Vice President in November 2000. From August 1999 until joining EIMC, Ms. Ledford was President and Chief Executive Officer of Evergreen Asset Management Corp. (EAMC). From February 1997 until she joined EAMC, Ms. Ledford was employed as a senior portfolio manager at American Century Investments (American Century). From 1980 until she joined American Century, Ms. Ledford was an investment director at the State of Wisconsin Investment Board. Ms. Ledford has co-managed the Evergreen Foundation Fund since August 1999.

Mr. Welsh has been a portfolio manager with EIMC since November 2000. Prior to joining EIMC, he was a Senior Vice President and portfolio manager at EAMC beginning in August 1999. Prior to joining EAMC, he was employed for five years as a portfolio manager and analyst at American Century. Mr. Welsh has co-managed the Evergreen Foundation Fund since August 1999.

VA Global Leaders Fund

Edwin D. Miska and Anthony T. Han, CFA, co-manage the Fund. Mr. Miska has managed the Fund since March 1997. Mr. Miska had been an analyst with EIMC and its predecessor since 1986. He became a portfolio manager with EIMC in 1989. Mr. Miska has managed the Evergreen Global Leaders Fund since November 1995.

Anthony T. Han,  has  managed  the Fund since  March  2000.  Mr. Han joined
EIMC in January 2000 as a Vice President and portfolio manager. From September 1992 until he joined EIMC, Mr. Han was an International Analyst with The Pioneer Group. Mr. Han has co-managed the Evergreen Global Leaders Fund since January 2000.

VA Omega Fund

Maureen E. Cullinane, CFA, has managed the Fund since April 1999. Ms. Cullinane has been a Vice President and portfolio manager at EIMC since September 1987. She became a Senior Vice President and Senior Portfolio Manager in March 1997 and a Managing Director and Senior Portfolio Manager in September 2000. She has been employed by EIMC and its predecessor since 1974. Ms. Cullinane has been the portfolio manager of the Evergreen Omega Fund since April 1989.

VA Perpetual International Fund

The Fund is managed by the following team of investment professionals:

Robert Yerbury has been the Team Leader responsible for country allocation of the Fund since its inception. Mr. Yerbury has been Chief Investment Officer with PPM since October 1997. He joined PPM as a portfolio manager and head of U.S. Equity Team in July 1983. Mr. Yerbury has been affiliated with Mentor Perpetual since April 1995. Mr. Yerbury has managed the Evergreen Perpetual International Fund since April 1995.

Paul Chesson has been the Far East Team Leader for the Fund since January 2000. Mr. Chesson has been a portfolio manager with PPM since February 1993. Mr. Chesson has been affiliated with Mentor Perpetual since January 2000.
Mr. Chesson has managed the Evergreen Perpetual International Fund since January 2000.

Kathryn Langridge has been the Emerging Markets Team Leader for the Fund since its inception. Ms. Langridge has been head of Emerging Markets Investment with PPM since May 1999, prior to which she was head of Asian Investment from January 1993. Ms. Langridge has been affiliated with Mentor Perpetual since April 1995. Ms. Langridge has managed the Evergreen Perpetual International Fund since April 1995.

Jeffrey Taylor has been the European Team Leader of the Fund since April 2001. Mr. Taylor has been a portfolio manager with PPM since June 1997. Prior to joining PPM, Mr. Taylor managed European assets for Dillon Read Securities beginning in 1987. Mr. Taylor has been affiliated with Mentor Perpetual since April 1995. Mr. Taylor has managed the Evergreen Perpetual International Fund since April 2001.

Stephen Whittaker has been the UK Team Leader for the Fund since its inception. Mr. Whittaker has been a portfolio manager with PPM since August 1987. Mr. Whittaker has been affiliated with Mentor Perpetual since April 1995. Mr. Whittaker has managed the Evergreen Perpetual International Fund since April 1995.

VARIABLE ANNUITY FUNDS
25

VA Small Cap Value Fund

Jordan Alexander, CFA, had been co-manager of the Fund since April 1999 and became manager in January 2000. Mr. Alexander has been associated with EIMC since November 2000. From September 1998 until April 1999, he was an assistant portfolio manager with EAMC. From 1995 to 1998, Mr. Alexander was an associate healthcare analyst at PaineWebber Incorporated. Mr. Alexander has managed the Evergreen Small Cap Value Fund since April 1999.

VA Special Equity Fund

Timothy M.  Stevenson,  CFA, Eric M. Teal, and Mark Thiele,  CFA,  co-manage the
Fund.

Timothy M. Stevenson, CFA, has co-managed the Fund with Mr. Teal since October 1999. Mr. Stevenson joined EIMC in May 2001 as a Senior Vice President and portfolio manager. From November 1994 until joining EIMC, he was a Senior Vice President and portfolio manager with First Union National Bank (FUNB). Mr. Stevenson has co-managed the Evergreen Special Equity Fund since October 1999.

Eric M. Teal has co-managed the Fund with Mr. Stevenson since October 1999. Mr. Teal joined EIMC in May 2001 as a Vice President and portfolio manager. From September 1993 until joining EIMC, he was an investment officer and has been a Vice President and portfolio manager since 1997 with FUNB. Mr. Teal has co-managed the Evergreen Special Equity Fund since October 1999.

Mark Thiele, CFA, has co-managed the Fund since January 2001. Mr. Thiele joined EIMC in May 2001 as a Vice President and portfolio manager. From 1989 until joining EIMC, he has been both a portfolio manager and equity analyst with FUNB. Mr. Thiele has co-managed the Evergreen Special Equity Fund since October 2000.

VA Strategic Income Fund

Prescott B. Crocker, CFA, has managed the Fund since its inception in March 1997. Mr. Crocker is a Senior Vice President, Senior Portfolio Manager, and head of the High Yield Bond Team at EIMC. He joined EIMC in February 1997 and initially served as the manager of the Evergreen High Yield Bond Fund and the Evergreen Strategic Income Fund. From 1993 until he joined EIMC, he held various positions at Boston Security Counselors, including President and Chief Investment Officer, and was Managing Director and a portfolio manager at Northstar Investment Management. Mr. Crocker has managed the Evergreen Strategic Income Fund since February 1997.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open, at 4 p.m. Eastern time or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price you pay per share for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

VARIABLE ANNUITY FUNDS
26

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds

Normally, we will send redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

OTHER SERVICES

Automatic Reinvestment of Distributions

For  the  convenience  of  investors,   all  dividends  and  capital  gains  are
distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Fund Distributions

Each Fund passes along the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Dividends. Each Fund pays an annual dividend from the dividends, interest and other income on the securities in which it invests.
o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policies, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

VARIABLE ANNUITY FUNDS
27

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running a Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results. Because these fees are "invisible," investors should examine them closely, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

VARIABLE ANNUITY FUNDS
48

FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in each of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.

                                   EVERGREEN
                             Variable Annuity Trust

                                                      Period Ended
                                                  December 31, 2000 (a)
VA BLUE CHIP FUND
Net asset value, beginning of period                     $10.00
                                                         ------
Income from investment operations
Net investment income                                      0.02
Net realized and unrealized losses on securities          (1.05)
                                                         ------
Total from investment operations                          (1.03)
                                                         ------
Distributions from net investment income                  (0.02)
                                                         ------
Net asset value, end of period                           $ 8.95
                                                         ------
Total return*                                            (10.27%)
Ratios and supplemental data
Net assets, end of period (thousands)                    $8,861
Ratios to average net assets
 Expenses++                                                1.01%+
 Net investment income                                     0.43%+
Portfolio turnover rate                                     140%

(a) For the period from April 28, 2000 (commencement of operations) to
    December 31, 2000.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                  Year Ended December 31,
                                                 -------------------------
                                                  2000     1999    1998(b)
VA CAPITAL GROWTH FUND (a)
Net asset value, beginning of period             $ 14.42  $ 13.58  $ 12.50
                                                 -------  -------  -------
Income from investment operations
Net investment income                               0.10     0.01     0.03
Net realized and unrealized gains on securities     2.37     0.87     1.05
                                                 -------  -------  -------
Total from investment operations                    2.47     0.88     1.08
                                                 -------  -------  -------
Distributions to shareholders from
Net investment income                              (0.01)   (0.02)       0
Net realized gains                                 (0.45)   (0.02)       0
                                                 -------  -------  -------
Total distributions                                (0.46)   (0.04)       0
                                                 -------  -------  -------
Net asset value, end of period                   $ 16.43  $ 14.42  $ 13.58
                                                 -------  -------  -------
Total return*                                      17.69%    6.50%    8.64%
Ratios and supplemental data
Net assets, end of period (thousands)            $36,975  $28,377  $20,142
Ratios to average net assets
 Expenses++                                         1.03%    1.18%    1.05%+
 Net investment income                              0.73%    0.06%    0.50%+
Portfolio turnover rate                               79%      87%      54%

(a) Effective February 1, 2000, shareholders of Mentor VIP Capital Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Capital Growth Fund. As Mentor VIP Capital Growth Portfolio contributed the majority of assets and shareholders to the Evergreen VA Capital Growth Fund, its accounting and performance history has been carried forward.
(b) For the period from March 3, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

VARIABLE ANNUITY FUNDS
30

                                   EVERGREEN
                             Variable Annuity Trust

                                                Year Ended December 31,
                                                -------------------------
                                                   2000        1999 (a)
VA EQUITY INDEX FUND
Net asset value, beginning of period            $     11.48   $     10.00
                                                -----------   -----------
Income from investment operations
Net investment income                                  0.10          0.03
Net realized and unrealized gains or losses on
 securities and future contracts                      (1.15)         1.51
                                                -----------   -----------
Total from investment operations                      (1.05)         1.54
                                                -----------   -----------
Distributions to shareholders from
Net investment income                                 (0.10)        (0.03)
Net realized gains                                    (0.03)        (0.03)
                                                -----------   -----------
Total distributions                                   (0.13)        (0.06)
                                                -----------   -----------
Net asset value, end of period                  $     10.30   $     11.48
                                                -----------   -----------
Total return*                                         (9.11%)       15.47%
Ratios and supplemental data
Net assets, end of period (thousands)           $    31,796   $    18,685
Ratios to average net assets
 Expenses++                                            0.31%         0.31%+
 Net investment income                                 1.15%         1.34%+
Portfolio turnover rate                                  11%            5%

(a) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                          Year Ended December 31,
                              -------------------------------------------------
                                2000       1999    1998 #   1997 #   1996 (a) #
VA FOUNDATION FUND
Net asset value, beginning
 of period                    $  15.70   $  14.47  $ 13.54  $ 11.31   $ 10.00
                              --------   --------  -------  -------   -------
Income from investment
 operations
Net investment income             0.24       0.28     0.35     0.26      0.16
Net realized and unrealized
 gains or losses on
 securities                      (1.01)      1.27     1.07     2.86      1.37
                              --------   --------  -------  -------   -------
Total from investment
 operations                      (0.77)      1.55     1.42     3.12      1.53
                              --------   --------  -------  -------   -------
Distributions to
 shareholders from
Net realized gains               (0.09)     (0.04)   (0.23)   (0.65)    (0.06)
Net investment income            (0.24)     (0.28)   (0.26)   (0.24)    (0.16)
                              --------   --------  -------  -------   -------
Total distributions              (0.33)     (0.32)   (0.49)   (0.89)    (0.22)
                              --------   --------  -------  -------   -------
Net asset value, end of
 period                       $  14.60   $  15.70  $ 14.47  $ 13.54   $ 11.31
                              --------   --------  -------  -------   -------
Total return*                    (4.93%)    10.64%   10.56%   27.80%    15.30%
Ratios and supplemental data
Net assets, end of period
 (thousands)                  $187,825   $145,566  $78,371  $31,840   $15,812
Ratios to average net assets
 Expenses++                       0.92%      0.95%    1.00%    1.01%     1.00%+
 Net investment income            1.78%      2.29%    2.44%    2.15%     2.70%+
Portfolio turnover rate             89%        77%      10%      26%       12%

(a) For the period from March 1, 1996 (commencement of operations) to
    December 31, 1996.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                              Year Ended December 31,
                                       -------------------------------------
                                        2000      1999    1998 #  1997 (a) #
VA GLOBAL LEADERS FUND
Net asset value, beginning of period   $ 15.85   $ 12.76  $10.79    $10.00
                                       -------   -------  ------    ------
Income from investment operations
Net investment income                     0.07      0.06    0.10      0.11
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions           (1.45)     3.09    1.94      0.77
                                       -------   -------  ------    ------
Total from investment operations         (1.38)     3.15    2.04      0.88
                                       -------   -------  ------    ------
Distributions to shareholders from
Net investment income                    (0.07)    (0.06)  (0.07)    (0.06)
Net realized gains                           0         0       0     (0.03)
                                       -------   -------  ------    ------
Total distributions                      (0.07)    (0.06)  (0.07)    (0.09)
                                       -------   -------  ------    ------
Net asset value, end of period         $ 14.40   $ 15.85  $12.76    $10.79
                                       -------   -------  ------    ------
Total return*                            (8.70%)   24.72%  18.92%     8.80%
Ratios and supplemental data
Net assets, end of period (thousands)  $43,382   $21,022  $9,583    $2,899
Ratios to average net assets
 Expenses++                               1.01%     1.01%   1.04%     1.05%+
 Net investment income                    0.57%     0.58%   0.89%     1.15%+
Portfolio turnover rate                     21%       17%     12%       11%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
33

                                    EVERGREEN
                             Variable Annuity Trust

                                            Year Ended December 31,
                                       ---------------------------------------
                                        2000     1999 #    1998 #   1997 (a) #
VA OMEGA FUND
Net asset value, beginning of period   $ 19.98   $ 13.57   $11.10     $10.00
                                       -------   -------   ------     ------
Income from investment operations
Net investment income (loss)              0.01     (0.06)   (0.04)     (0.06)
Net realized and unrealized gains or
 losses on securities                    (2.27)     6.47     2.51       1.16
                                       -------   -------   ------     ------
Total from investment operations         (2.26)     6.41     2.47       1.10
                                       -------   -------   ------     ------
Distributions to shareholders from
Net investment income                    (0.01)        0        0          0
Net realized gains                       (0.74)        0        0          0
                                       -------   -------   ------     ------
Total distributions                      (0.75)        0        0          0
                                       -------   -------   ------     ------
Net asset value, end of period         $ 16.97   $ 19.98   $13.57     $11.10
                                       -------   -------   ------     ------
Total return*                           (12.46)%   47.24%   22.25%     11.00%
Ratios and supplemental data
Net assets, end of period (thousands)  $97,397   $24,176   $4,039     $1,868
Ratios to average net assets
 Expenses++                               0.68%     0.96%    1.02%      1.06%+
 Net investment income (loss)             0.07%    (0.35)%  (0.33)%    (0.74)%+
Portfolio turnover rate                    177%      120%      49%        39%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
34

                                   EVERGREEN
                             Variable Annuity Trust

                                                 Year Ended December 31,
                                                 ---------------------------
                                                  2000      1999    1998 (b)
VA PERPETUAL INTERNATIONAL FUND (a)
Net asset value, beginning of period             $ 19.60   $ 14.01  $ 12.50
                                                 -------   -------  -------
Income from investment operations
Net investment income                               0.03      0.02     0.02
Net realized and unrealized gains or losses on
 securities and foreign currency related
 transactions                                      (2.32)     5.58     1.49
                                                 -------   -------  -------
Total from investment operations                   (2.29)     5.60     1.51
                                                 -------   -------  -------
Distributions to shareholders from net realized
 gains                                             (1.58)    (0.01)       0
                                                 -------   -------  -------
Net asset value, end of period                   $ 15.73   $ 19.60  $ 14.01
                                                 -------   -------  -------
Total return *                                    (13.08%)   39.99%   12.08%
Ratios and supplemental data
Net assets, end of period (thousands)            $26,469   $24,816  $11,821
Ratios to average net assets
 Expenses++                                         1.37%     1.96%    1.60%+
 Net investment income                              0.17%     0.13%    0.34%+
Portfolio turnover rate                              141%      113%      95%

(a) Effective February 1, 2000, shareholders of Mentor VIP Perpetual International Portfolio became owners of that number of full and fractional shares of Evergreen VA Perpetual International Fund. As Mentor VIP Perpetual International Portfolio contributed the majority of assets and shareholders to the Evergreen VA Perpetual International Fund, its accounting and performance history has been carried forward.
(b) For the period from March 3, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                 Year Ended December 31,
                                                ---------------------------
                                                 2000     1999   1998 (a) #
VA SMALL CAP VALUE FUND
Net asset value, beginning of period            $ 10.14  $ 9.58    $10.00
                                                -------  ------    ------
Income from investment operations
Net investment income                              0.08    0.13      0.15
Net realized and unrealized gains or losses on
 securities                                        1.99    1.02     (0.45)
                                                -------  ------    ------
Total from investment operations                   2.07    1.15     (0.30)
                                                -------  ------    ------
Distributions to shareholders from
Net investment income                             (0.10)  (0.13)    (0.11)
Net realized gains                                (0.41)  (0.46)    (0.01)
                                                -------  ------    ------
Total distributions                               (0.51)  (0.59)    (0.12)
                                                -------  ------    ------
Net asset value, end of period                  $ 11.70  $10.14    $ 9.58
                                                -------  ------    ------
Total return*                                     20.71%  12.07%   (2.86)%
Ratios and supplemental data
Net assets, end of period (thousands)           $10,400  $4,958    $2,282
Ratios to average net assets
 Expenses++                                        1.02%   1.01%     1.02%+
 Net investment income                             1.01%   1.69%     2.49%+
Portfolio turnover rate                              82%     65%       16%

(a) For the period from May 1, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
36

                                   EVERGREEN
                             Variable Annuity Trust

                                                              Year Ended
                                                             December 31,
                                                           ------------------
                                                            2000     1999 (a)
VA SPECIAL EQUITY FUND
Net asset value, beginning of period                       $ 11.84    $10.00
                                                           -------    ------
Income from investment operations
Net investment loss                                          (0.01)        0
Net realized and unrealized gains or losses on securities    (0.91)     1.88
                                                           -------    ------
Total from investment operations                             (0.92)     1.88
                                                           -------    ------
Distributions to shareholders from net realized gains        (0.31)    (0.04)
                                                           -------    ------
Net asset value, end of period                             $ 10.61    $11.84
                                                           -------    ------
Total return*                                               (8.34)%    18.87%
Ratios and supplemental data
Net assets, end of period (thousands)                      $20,905    $3,059
Ratios to average net assets
 Expenses++                                                   1.04%     1.03%+
 Net investment loss                                         (0.17)%   (0.07)%+
Portfolio turnover rate                                        294%      104%

(a) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                            Year Ended December 31,
                                       --------------------------------------
                                        2000     1999 #   1998 #   1997 (a) #
VA STRATEGIC INCOME FUND
Net asset value, beginning of period   $ 10.56   $ 10.39  $ 10.20    $10.00
                                       -------   -------  -------    ------
Income from investment operations
Net investment income                     0.85      0.73     0.64      0.32
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions           (0.93)    (0.56)   (0.04)     0.21
                                       -------   -------  -------    ------
Total from investment operations         (0.08)     0.17     0.60      0.53
                                       -------   -------  -------    ------
Distributions to shareholders from
Net investment income                    (1.29)        0    (0.41)    (0.31)
Net realized gains                           0         0        0     (0.02)
Tax return of capital                    (0.18)        0        0         0
                                       -------   -------  -------    ------
Total distributions                      (1.47)        0    (0.41)    (0.33)
                                       -------   -------  -------    ------
Net asset value, end of period         $  9.01   $ 10.56  $ 10.39    $10.20
                                       -------   -------  -------    ------
Total return*                            (0.69%)    1.64%    5.91%     5.28%
Ratios and supplemental data
Net assets, end of period (thousands)  $17,950   $18,076  $11,182    $2,204
Ratios to average net assets
 Expenses++                               0.84%     0.84%    1.02%     1.02%+
 Net investment income                    8.69%     7.02%    6.05%     5.34%+
Portfolio turnover rate                    302%      205%     231%      119%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
38

OTHER FUND PRACTICES

The Funds may invest in futures and options which are forms of derivatives. Such practices are used to hedge a Fund's portfolio, to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility. The VA Equity Index Fund may also use options and futures as a substitute for the sale or purchase of securities in the S&P 500 Index.

The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses.

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

While not principal investment strategies, the VA Blue Chip Fund, VA Foundation Fund and VA Omega Fund may each invest up to 25% (however each Fund's current intention is to invest no more than 10%, 10% and 15%, respectively), VA Capital Growth Fund may invest up to 15%, each of the VA Equity Index Fund and VA Special Equity Fund may invest up to 10%, respectively, in foreign securities.

If a Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and dividend yield and total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VA High Income Fund may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors and collars, in an attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest rate sensitivity of its portfolio. The Fund intends to use the interest rate transactions as a hedge and not as a speculative investment. The Fund's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. See "Swaps, Caps, Floors and Collars" in the Statement of Additional Information for more information.

Generally, the portfolio managers of VA Omega Fund, VA Perpetual International Fund, VA Special Equity Fund and VA Strategic Income Fund, do not take portfolio turnover into account in making investment decisions. This means a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a
Fund realizing greater net  short-term   capital  gains,   distributions  from
which  are  taxable  to shareholders as ordinary income.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

VARIABLE ANNUITY FUNDS
39

                                      Notes

                                 Evergreen Funds

Money  Market  Funds
Florida  Municipal  Money  Market Fund
Money  Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal  Money Market Fund
Treasury  Money Market Fund
State  Municipal  Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New  Jersey  Municipal  Bond  Fund
North  Carolina  Municipal  Bond  Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund
National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and  Intermediate  Term Bond Funds
Intermediate  Term Bond Fund
Select  Adjustable Rate Fund
Short-Duration  Income Fund

Intermediate and Long Term Bond Funds
Diversified  Bond Fund
High Yield Bond Fund
Quality Income Fund
Strategic  Income  Fund
U.S.  Government  Fund

Balanced  Funds
Balanced  Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth and Income  Funds
Blue Chip Fund
Equity  Income  Fund
Equity  Index Fund
Growth and Income  Fund
Small Cap Value Fund
Value Fund

Domestic  Growth  Funds
Aggressive  Growth Fund
Capital  Growth Fund
Evergreen  Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund


Sector Funds
Health Care Fund
Technology Fund
Utility and  Telecommunications Fund

Global and  International  Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Variable Annuity

VA Blue Chip Fund
VA Capital  Growth Fund
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth and Income Fund
VA Growth Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Perpetual International Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund

www.evergreen-funds.com

VARIABLE ANNUITY FUNDS
61

                      Q U I C K  R E F E R E N C E  G U I D E



1.   Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

2.   Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o for general correspondence


3.   For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA  02116-5034

4.   Visit us on-line
     www.evergreen-funds.com

     For More Information About the
     Evergreen Variable Annuity Funds, Ask for:

     The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-847-5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

     Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                                                      Sec File No.: 811-8716
                                                                  537769 RV7

                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]

                       SKANDIA NATIONAL CUSTOM PROSPECTUS

Evergreen Variable Annuity Trust

Evergreen VA Global Leaders  Fund
Evergreen VA Omega Fund
Evergreen VA  Special  Equity  Fund

Prospectus, May 1, 2001

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                         T A B L E  O F  C O N T E N T S


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                           2

Evergreen VA Global Leaders Fund                 4

Evergreen VA Omega Fund                          6

Evergreen VA Special Equity Fund                 8

GENERAL INFORMATION:

The Funds' Investment Advisors                  10

The Funds' Portfolio Managers                   10

Calculating the Share Price                     11

Participating Insurance Companies               11

How to Buy and Redeem Shares                    11

Other Services                                  11

The Tax Consequences of

      Investing in the Funds                    12

Fees and Expenses of the Funds                  12

Financial Highlights                            13

Other Fund Practices                            16

In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

Investment Goal

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors

What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                      O V E R V I E W  O F  F U N D R I S K S


Variable
Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For more information about these Funds and the other funds offered by Evergreen, please call 1-800-847-5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment no longer appears to meet the Fund's investment objective; iii) when the Fund must meet redemptions; or iv) for other investment reasons which the portfolio manager deems necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o  not insured,  endorsed or  guaranteed by the FDIC or any  government  agency
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund that invests in stocks will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events also could cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors the Fund invests in do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impacts its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

VARIABLE ANNUITY FUNDS
2

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If the Fund invests a significant portion of its portfolio in debt securities or dividend paying stocks that are purchased for dividend income and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by the Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays. Debt securities with longer maturities are generally more sensitive to interest rate changes than securities with shorter maturities. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If the Fund invests in debt securities, then the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk

If the Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value, dividend yield and/or total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value, dividend yield and/or total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VARIABLE ANNUITY FUNDS
3

VA GLOBAL LEADERS FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Equity Securities

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:

o        Edwin D. Miska
o        Anthony Han, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks to provide investors with long-term capital growth.

Investment Strategy

The Fund normally invests at least 65% of its assets in a diversified portfolio of equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its total assets in one country. The Fund's portfolio managers will screen the largest companies in major industrialized countries and invest in what they believe are the 100 best companies selected. The portfolio managers use both qualitative and quantitative criteria for selecting securities, including high return on equity, consistent earnings growth, established market presence, and industries or sectors with significant growth prospects. The Fund's portfolio managers will review and evaluate on an ongoing basis, their criteria for choosing these companies.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
4

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return  (%)
1998            1999           2000
18.92           24.72          -8.70

Best Quarter:           4th Quarter 1998          +21.86%
Worst Quarter:          3rd Quarter 1998          -14.25%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Index (MSCI World), which is an unmanaged, broad, market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                  Performance
             Inception  1 year   5 year   10 year   Since
              Date                                 Inception
Fund         3/6/1997  -8.70%    N/A       N/A       10.67%
MSCI World            -13.18%    N/A       N/A       11.65%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.29%          1.16%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $118
3 years            $368
5 years            $638
10 years           $1,409

VARIABLE ANNUITY FUNDS
5

VA OMEGA FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        U.S. Common Stocks of All Market Capitalizations

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Maureen E. Cullinane, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund's portfolio manager employs a growth style of equity management. "Growth" stocks are stocks of companies that the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. The portfolio manager's active style of portfolio management may lead to high portfolio turnover, but that will not limit the portfolio manager's investment decisions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
6

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1998           1999          2000
22.25          47.24         -12.46

Best Quarter:        4th  Quarter 1999        +29.99%
Worst Quarter:       4th Quarter 2000         -25.00%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Growth Index (Russell 1000 Growth) and the S&P 500 Index (S&P 500). The Russell 1000 Growth is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and forecasted growth values. The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                Performance
             Inception  1 year   5 year  10 year  Since
              Date                               Inception
Fund         3/6/1997  -12.46%   N/A     N/A      15.75%
S&P 500                -9.10%    N/A     N/A      15.92%
Russell 1000 Growth    -22.42%   N/A     N/A      15.87%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.52%           0.00%          0.16%          0.68%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $69
3 years            $218
5 years            $379
10 years           $847

VARIABLE ANNUITY FUNDS
7

VA SPECIAL EQUITY FUND

FUND FACTS:

Goal:

o        Capital Growth

Principal Investment:

o        Common Stocks of Small Companies

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Timothy M. Stevenson, CFA
o        Eric M. Teal
o        Mark Thiele, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks capital growth.

Investment Strategy

The Fund invests primarily in common stocks of U.S. companies with small market capitalizations, typically having a market capitalization up to $1.5 billion at the time of investment. The Fund's portfolio managers look for companies exhibiting good earnings and price momentum, while at the same time using various valuation criteria in the ultimate selection of which stocks to purchase. This approach allows a growth discipline with a value perspective. The Fund strives to provide a return greater than stock market indices such as the Russell 2000 Index. The Fund may purchase stocks in initial public offerings
(IPOs).

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

You should be aware of the risks associated with the Fund purchasing IPOs. Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Fund's shares.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices.

VARIABLE ANNUITY FUNDS
8

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in the calendar year since its inception on 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied.
Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

2000
-8.34

Best Quarter:         1st Quarter 2000          +14.29%
Worst Quarter:        4th Quarter 2000          -11.80%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000) which is a market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                   Performance
           Inception  1 year   5 year    10 year   Since
             Date                                  Inception
Fund       9/29/1999  -8.34%   N/A      N/A        7.00%
Russell 2000          -3.02%   N/A      N/A        11.73%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.92%           0.00%          0.25%          1.17%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.04%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $119
3 years            $372
5 years            $644
10 years           $1,420

VARIABLE ANNUITY FUNDS
9

THE FUNDS' INVESTMENT ADVISORS

An investment advisor manages a Fund's investments and supervises its daily business affairs. There are two investment advisors for the Funds included in this prospectus. Evergreen Investment Management Company, LLC (EIMC) is a wholly-owned subsidiary of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.4 billion in consolidated assets as of 3/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013. Mentor Perpetual Advisors, LLC is partially owned by EIMC.

Evergreen Investment  Management Company, LLC is the investment advisor to:
o VA Global Leaders Fund
o VA Omega  Fund
o VA Special  Equity  Fund

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in investment assets for 59 of the Evergreen Funds as of 3/31/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.


For the fiscal year end 12/31/2000, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                    % of the Fund's average
                                           net assets
VA Global Leaders Fund*                      0.72%
VA Omega Fund                                0.52%
VA Special Equity Fund**                     0.79%

*Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.
**Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC.

THE FUNDS' PORTFOLIO MANAGERS

VA Global Leaders Fund

Edwin D. Miska and Anthony T. Han, CFA, co-manage the Fund. Mr. Miska has managed the Fund since March 1997. Mr. Miska had been an analyst with EIMC and its predecessor since 1986. He became a portfolio manager with EIMC in 1989. Mr. Miska has managed the Evergreen Global Leaders Fund since November 1995.

Anthony T. Han,  has  managed  the Fund since  March  2000.  Mr. Han joined
EIMC in January 2000 as a Vice President and portfolio manager. From September 1992 until he joined EIMC, Mr. Han was an International Analyst with The Pioneer Group. Mr. Han has co-managed the Evergreen Global Leaders Fund since January 2000.

VA Omega Fund

Maureen E. Cullinane, CFA, has managed the Fund since April 1999. Ms. Cullinane has been a Vice President and portfolio manager at EIMC since September 1987. She became a Senior Vice President and Senior Portfolio Manager in March 1997 and a Managing Director and Senior Portfolio Manager in September 2000. She has been employed by EIMC and its predecessor since 1974. Ms. Cullinane has been the portfolio manager of the Evergreen Omega Fund since April 1989.

VA Special Equity Fund

Timothy M.  Stevenson,  CFA, Eric M. Teal, and Mark Thiele,  CFA,  co-manage the
Fund.

Timothy M. Stevenson, CFA, has co-managed the Fund with Mr. Teal since October 1999. Mr. Stevenson joined EIMC in May 2001 as a Senior Vice President and portfolio manager. From November 1994 until joining EIMC, he was a Senior Vice President and portfolio manager with First Union National Bank (FUNB). Mr. Stevenson has co-managed the Evergreen Special Equity Fund since October 1999.

Eric M. Teal has co-managed the Fund with Mr. Stevenson since October 1999. Mr. Teal joined EIMC in May 2001 as a Vice President and portfolio manager. From September 1993 until joining EIMC, he was an investment officer and has been a Vice President and portfolio manager since 1997 with FUNB. Mr. Teal has co-managed the Evergreen Special Equity Fund since October 1999.

Mark Thiele, CFA, has co-managed the Fund since January 2001. Mr. Thiele joined EIMC in May 2001 as a Vice President and portfolio manager. From 1989 until joining EIMC, he has been both a portfolio manager and equity analyst with FUNB. Mr. Thiele has co-managed the Evergreen Special Equity Fund since October 2000.

VARIABLE ANNUITY FUNDS
10

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open, at 4 p.m. Eastern time or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price you pay per share for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds

Normally, we will send redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

OTHER SERVICES

Automatic Reinvestment of Distributions

For  the  convenience  of  investors,   all  dividends  and  capital  gains  are
distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise.

VARIABLE ANNUITY FUNDS
11

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Fund Distributions

Each Fund passes along the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Dividends. Each Fund pays an annual dividend from the dividends, interest and other income on the securities in which it invests.
o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policies, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running a Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results. Because these fees are "invisible," investors should examine them closely, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

VARIABLE ANNUITY FUNDS
12

FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in each of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.


                                   EVERGREEN
                             Variable Annuity Trust

                                              Year Ended December 31,
                                       -------------------------------------
                                        2000      1999    1998 #  1997 (a) #
VA GLOBAL LEADERS FUND
Net asset value, beginning of period   $ 15.85   $ 12.76  $10.79    $10.00
                                       -------   -------  ------    ------
Income from investment operations
Net investment income                     0.07      0.06    0.10      0.11
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions           (1.45)     3.09    1.94      0.77
                                       -------   -------  ------    ------
Total from investment operations         (1.38)     3.15    2.04      0.88
                                       -------   -------  ------    ------
Distributions to shareholders from
Net investment income                    (0.07)    (0.06)  (0.07)    (0.06)
Net realized gains                           0         0       0     (0.03)
                                       -------   -------  ------    ------
Total distributions                      (0.07)    (0.06)  (0.07)    (0.09)
                                       -------   -------  ------    ------
Net asset value, end of period         $ 14.40   $ 15.85  $12.76    $10.79
                                       -------   -------  ------    ------
Total return*                            (8.70%)   24.72%  18.92%     8.80%
Ratios and supplemental data
Net assets, end of period (thousands)  $43,382   $21,022  $9,583    $2,899
Ratios to average net assets
 Expenses++                               1.01%     1.01%   1.04%     1.05%+
 Net investment income                    0.57%     0.58%   0.89%     1.15%+
Portfolio turnover rate                     21%       17%     12%       11%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
13

                                   EVERGREEN
                             Variable Annuity Trust

                                            Year Ended December 31,
                                       ---------------------------------------
                                        2000     1999 #    1998 #   1997 (a) #
VA OMEGA FUND
Net asset value, beginning of period   $ 19.98   $ 13.57   $11.10     $10.00
                                       -------   -------   ------     ------
Income from investment operations
Net investment income (loss)              0.01     (0.06)   (0.04)     (0.06)
Net realized and unrealized gains or
 losses on securities                    (2.27)     6.47     2.51       1.16
                                       -------   -------   ------     ------
Total from investment operations         (2.26)     6.41     2.47       1.10
                                       -------   -------   ------     ------
Distributions to shareholders from
Net investment income                    (0.01)        0        0          0
Net realized gains                       (0.74)        0        0          0
                                       -------   -------   ------     ------
Total distributions                      (0.75)        0        0          0
                                       -------   -------   ------     ------
Net asset value, end of period         $ 16.97   $ 19.98   $13.57     $11.10
                                       -------   -------   ------     ------
Total return*                           (12.46)%   47.24%   22.25%     11.00%
Ratios and supplemental data
Net assets, end of period (thousands)  $97,397   $24,176   $4,039     $1,868
Ratios to average net assets
 Expenses++                               0.68%     0.96%    1.02%      1.06%+
 Net investment income (loss)             0.07%    (0.35)%  (0.33)%    (0.74)%+
Portfolio turnover rate                    177%      120%      49%        39%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
14

                                   EVERGREEN
                             Variable Annuity Trust

                                                              Year Ended
                                                             December 31,
                                                           ------------------
                                                            2000     1999 (a)
VA SPECIAL EQUITY FUND
Net asset value, beginning of period                       $ 11.84    $10.00
                                                           -------    ------
Income from investment operations
Net investment loss                                          (0.01)        0
Net realized and unrealized gains or losses on securities    (0.91)     1.88
                                                           -------    ------
Total from investment operations                             (0.92)     1.88
                                                           -------    ------
Distributions to shareholders from net realized gains        (0.31)    (0.04)
                                                           -------    ------
Net asset value, end of period                             $ 10.61    $11.84
                                                           -------    ------
Total return*                                               (8.34)%    18.87%
Ratios and supplemental data
Net assets, end of period (thousands)                      $20,905    $3,059
Ratios to average net assets
 Expenses++                                                   1.04%     1.03%+
 Net investment loss                                         (0.17)%   (0.07)%+
Portfolio turnover rate                                        294%      104%

(a) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

OTHER FUND PRACTICES

The Funds may invest in futures and options which are forms of derivatives. Such practices are used to hedge a Fund's portfolio, to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses.

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

While not principal investment strategies, the VA Omega Fund may invest up to 25% (however the Fund's current intention is to invest no more than 15%), VA Special Equity Fund may invest up to 10% in foreign securities.

If a Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and dividend yield and total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Generally, the portfolio managers of VA Omega Fund and VA Special Equity Fund do not take portfolio turnover into account in making investment decisions. This means a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

VARIABLE ANNUITY FUNDS
16

                                      Notes

                                 Evergreen Funds

Money  Market  Funds
Florida  Municipal  Money  Market Fund
Money  Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal  Money Market Fund
Treasury  Money Market Fund
State  Municipal  Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New  Jersey  Municipal  Bond  Fund
North  Carolina  Municipal  Bond  Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund
National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and  Intermediate  Term Bond Funds
Intermediate  Term Bond Fund
Select  Adjustable Rate Fund
Short-Duration  Income Fund

Intermediate and Long Term Bond Funds
Diversified  Bond Fund
High Yield Bond Fund
Quality Income Fund
Strategic  Income  Fund
U.S.  Government  Fund

Balanced  Funds
Balanced  Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth and Income  Funds
Blue Chip Fund
Equity  Income  Fund
Equity  Index Fund
Growth and Income  Fund
Small Cap Value Fund
Value Fund

Domestic  Growth  Funds
Aggressive  Growth Fund
Capital  Growth Fund
Evergreen  Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund


Sector Funds
Health Care Fund
Technology Fund
Utility and  Telecommunications Fund

Global and  International  Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Variable Annuity

VA Blue Chip Fund
VA Capital  Growth Fund
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth and Income Fund
VA Growth Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Perpetual International Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund

www.evergreen-funds.com

                      Q U I C K  R E F E R E N C E  G U I D E



1.   Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

2.   Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o for general correspondence


3.   For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA  02116-5034

4.   Visit us on-line
     www.evergreen-funds.com

     For More Information About the
     Evergreen Variable Annuity Funds, Ask for:

     The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-847-5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

     Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                                                      Sec File No.: 811-8716
                                                                  537769 RV7

                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]

                       UNITED INVESTORS CUSTOM PROSPECTUS

Evergreen Variable Annuity Trust

Evergreen VA Equity Index Fund
Evergreen VA Foundation Fund
Evergreen VA Global Leaders  Fund
Evergreen VA Small  Cap Value  Fund

Prospectus, May 1, 2001

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                         T A B L E  O F  C O N T E N T S


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                           2

Evergreen VA Equity Index Fund                   4

Evergreen VA Foundation Fund                     6

Evergreen VA Global Leaders Fund                 8

Evergreen VA Small Cap Value Fund               10

GENERAL INFORMATION:

The Funds' Investment Advisors                  11

The Funds' Portfolio Managers                   12

Calculating the Share Price                     13

Participating Insurance Companies               13

How to Buy and Redeem Shares                    13

Other Services                                  13

The Tax Consequences of

      Investing in the Funds                    14

Fees and Expenses of the Funds                  14

Financial Highlights                            15

Other Fund Practices                            19

In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

Investment Goal

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors

What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                      O V E R V I E W  O F  F U N D R I S K S


Variable
Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For more information about these Funds and the other funds offered by Evergreen, please call 1-800-847-5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment no longer appears to meet the Fund's investment objective; iii) when the Fund must meet redemptions; or iv) for other investment reasons which the portfolio manager deems necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o  not insured,  endorsed or  guaranteed by the FDIC or any  government  agency
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund that invests in stocks will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events also could cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors the Fund invests in do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impacts its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

VARIABLE ANNUITY FUNDS
2

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If the Fund invests a significant portion of its portfolio in debt securities or dividend paying stocks that are purchased for dividend income and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by the Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays. Debt securities with longer maturities are generally more sensitive to interest rate changes than securities with shorter maturities. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If the Fund invests in debt securities, then the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk

If the Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value, dividend yield and/or total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value, dividend yield and/or total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VARIABLE ANNUITY FUNDS
3

VA EQUITY INDEX FUND

FUND FACTS:

Goal:

o        Price and Yield Performance Comparable to the S&P 500 Index

Principal Investment:

o        Equity Securities listed in the S&P 500 Index


Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Manager:

o        William E. Zieff


Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

Investment Strategy

The Fund invests substantially all of its total assets in equity securities that represent a composite of the S&P 500 Index. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. The Fund's portfolio manager uses computer models that closely monitor the composition of the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 common stocks chosen by Standard & Poor's Rating Service to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. To replicate the performance of the S&P 500 Index, the Fund's portfolio manager uses a passive management approach and invests in substantially all of the stocks comprising the S&P 500 Index.

The Fund intends to sell a portfolio investment when it is removed from the S&P 500 Index and when the Fund must meet redemptions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Investment Style Risk

The Fund is also subject to index fund risk. The Fund is not actively managed and invests in securities included in the S&P 500 Index regardless of their investment merit. Therefore, the Fund cannot modify its investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the S&P 500 Index. Although the Fund's modeling techniques are intended to produce performance that approximates that of the S&P 500 Index (before expenses), there can be no assurance that these techniques will reduce "tracking error", the difference between the Fund's investment results (before expenses) and the S&P 500 Index's. Tracking error may arise as a result of brokerage costs, fees and operating expenses.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
4

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied.
Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

2000
-9.11

Best Quarter:       1st Quarter 2000        +2.18%
Worst Quarter:      4th Quarter 2000        -7.82%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500), which is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
           Inception  1 year    5 year   10 year  Since
             Date                                 Inception
Fund       9/29/1999  -9.11%     N/A       N/A      3.93%
S&P 500               -9.10%     N/A       N/A      3.52%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.32%           0.00%          0.22%          0.54%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 0.31%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year          $55
3 years         $173
5 years         $302
10 years        $677

VARIABLE ANNUITY FUNDS
5

VA FOUNDATION FUND

FUND FACTS:

Goals:

o        Capital Growth
o        Preservation of Capital
o        Reasonable Income

Principal Investments:

o        Common and Preferred Stocks
o        U.S. Treasury and Agency Obligations
o        Investment Grade Debt Securities

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Jean C. Ledford, CFA
o        Richard Welsh, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks to achieve in order of priority: capital growth, preservation of capital and reasonable income.

Investment Strategy

The Fund invests in a combination of equity and debt securities. Under normal conditions, the Fund will invest at least 25% of its assets in debt securities and the remainder in equity securities.

The equity securities that the Fund invests in will primarily consist of the common stocks, preferred stocks and securities convertible or exchangeable for common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's investment in equity securities will be on the basis of the potential for capital growth. Common stocks are selected based on a combination of financial strength and estimated growth potential.

The Fund's fixed income portion will include corporate debt securities, securities issued by the U.S. Treasury or by an agency or instrumentality of the U.S. government, bank obligations, and high quality commercial paper. The corporate debt securities that the Fund may invest in will be of investment grade quality rated in the top three categories of a nationally recognized statistical ratings organization, or if unrated, then determined to be of comparable quality by the portfolio managers. Bonds are selected based on the portfolio managers' projection of interest rates, varying amounts and maturities in order to achieve capital preservation and, when possible, capital growth. The Fund is not managed with a targeted maturity.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
6

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1997           1998          1999         2000
27.80          10.56         10.64        -4.93

Best Quarter:            2nd Quarter 1997       +13.26%
Worst Quarter:           3rd Quarter 1998       -7.37%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Lehman Brothers Government/Credit Bond Index (LBGCBI). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The LBGCBI is an unmanaged index that includes investment grade fixed-rate U.S. government, U.S. government agency, and corporate securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
             Inception  1 year  5 year  10 year     Since
               Date                               Inception
Fund         3/1/1996  -4.93%   N/A      N/A       11.79%
S&P 500                -9.10%   N/A      N/A       17.97%
LBGCBI                 11.85%   N/A      N/A        6.80%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.75%           0.00%          0.17%          0.92%

The table below shows the total expenses you would pay on a $10,000 investment over one- three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $94
3 years            $294
5 years            $510
10 years           $1,132

VARIABLE ANNUITY FUNDS
7

VA GLOBAL LEADERS FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Equity Securities

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:

o        Edwin D. Miska
o        Anthony Han, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks to provide investors with long-term capital growth.

Investment Strategy

The Fund normally invests at least 65% of its assets in a diversified portfolio of equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its total assets in one country. The Fund's portfolio managers will screen the largest companies in major industrialized countries and invest in what they believe are the 100 best companies selected. The portfolio managers use both qualitative and quantitative criteria for selecting securities, including high return on equity, consistent earnings growth, established market presence, and industries or sectors with significant growth prospects. The Fund's portfolio managers will review and evaluate on an ongoing basis, their criteria for choosing these companies.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
8

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return  (%)
1998            1999           2000
18.92           24.72          -8.70

Best Quarter:           4th Quarter 1998          +21.86%
Worst Quarter:          3rd Quarter 1998          -14.25%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Index (MSCI World), which is an unmanaged, broad, market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                  Performance
             Inception  1 year   5 year   10 year   Since
              Date                                 Inception
Fund         3/6/1997  -8.70%    N/A       N/A       10.67%
MSCI World            -13.18%    N/A       N/A       11.65%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.29%          1.16%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $118
3 years            $368
5 years            $638
10 years           $1,409

VARIABLE ANNUITY FUNDS
9

VA SMALL CAP VALUE FUND

FUND FACTS:

Goals:

o        Current Income
o        Capital Growth

Principal Investment:

o        Small-Cap U.S. Common Stocks

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Jordan D. Alexander, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks current income and capital growth in the value of its shares.

Investment Strategy

The Fund invests primarily in common stocks of small U.S. companies, typically having a market capitalization of less than $1.5 billion at the time of investment. The Fund's portfolio manager seeks to limit the investment risk of small company investing by seeking stocks that produce regular income, are issued by companies with a history of buying back stock, and trade below what the portfolio manager considers their intrinsic value. The Fund's portfolio manager looks specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
10

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in the calendar year since its inception on 5/1/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

1999             2000
12.07            20.71

Best Quarter:         2nd Quarter 1999          +17.26%
Worst Quarter:        1st Quarter 1999          -5.64%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000) and the Russell 2000 Value Index (Russell 2000 Value). The Russell 2000 Index is a market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Value is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                  Performance
            Inception 1 year   5 year    10 year   Since
              Date                                 Inception
Fund         5/1/1998 20.71%   N/A      N/A        10.78%
Russell 2000          -3.02%   N/A      N/A         1.32%
Russell 2000 Value    22.83%   N/A      N/A         1.47%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.27%          1.14%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.02%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $116
3 years            $362
5 years            $628
10 years           $1,386

VARIABLE ANNUITY FUNDS
11

THE FUNDS' INVESTMENT ADVISORS

An investment advisor manages a Fund's investments and supervises its daily business affairs. There are two investment advisors for the Funds included in this prospectus. Evergreen Investment Management Company, LLC (EIMC) is a wholly-owned subsidiary of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.4 billion in consolidated assets as of 3/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013. Mentor Perpetual Advisors, LLC is partially owned by EIMC.

Evergreen Investment  Management Company, LLC is the investment advisor to:
o VA Equity  Index Fund
o VA Foundation Fund
o VA Global Leaders Fund
o VA Small Cap Value Fund

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in investment assets for 59 of the Evergreen Funds as of 3/31/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year end 12/31/2000, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                    % of the Fund's average
                                           net assets
VA Equity Index Fund* *                      0.09%
VA Foundation Fund*                          0.75%
VA Global Leaders Fund*                      0.72%
VA Small Cap Value Fund*                     0.75%

*Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.
**Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC.

VARIABLE ANNUITY FUNDS
11

THE FUNDS' PORTFOLIO MANAGERS

VA Foundation Fund

Jean C. Ledford, CFA, and Richard S. Welsh, CFA, have co-managed the Fund since August 1999.

Ms. Ledford joined EIMC as a Senior Vice President in November 2000. From August 1999 until joining EIMC, Ms. Ledford was President and Chief Executive Officer of Evergreen Asset Management Corp. (EAMC). From February 1997 until she joined EAMC, Ms. Ledford was employed as a senior portfolio manager at American Century Investments (American Century). From 1980 until she joined American Century, Ms. Ledford was an investment director at the State of Wisconsin Investment Board. Ms. Ledford has co-managed the Evergreen Foundation Fund since August 1999.

Mr. Welsh has been a portfolio manager with EIMC since November 2000. Prior to joining EIMC, he was a Senior Vice President and portfolio manager at EAMC beginning in August 1999. Prior to joining EAMC, he was employed for five years as a portfolio manager and analyst at American Century. Mr. Welsh has co-managed the Evergreen Foundation Fund since August 1999.

VA Global Leaders Fund

Edwin D. Miska and Anthony T. Han, CFA, co-manage the Fund. Mr. Miska has managed the Fund since March 1997. Mr. Miska had been an analyst with EIMC and its predecessor since 1986. He became a portfolio manager with EIMC in 1989. Mr. Miska has managed the Evergreen Global Leaders Fund since November 1995.

Anthony T. Han,  has  managed  the Fund since  March  2000.  Mr. Han joined
EIMC in January 2000 as a Vice President and portfolio manager. From September 1992 until he joined EIMC, Mr. Han was an International Analyst with The Pioneer Group. Mr. Han has co-managed the Evergreen Global Leaders Fund since January 2000.

VA Small Cap Value Fund

Jordan Alexander, CFA, had been co-manager of the Fund since April 1999 and became manager in January 2000. Mr. Alexander has been associated with EIMC since November 2000. From September 1998 until April 1999, he was an assistant portfolio manager with EAMC. From 1995 to 1998, Mr. Alexander was an associate healthcare analyst at PaineWebber Incorporated. Mr. Alexander has managed the Evergreen Small Cap Value Fund since April 1999.

VARIABLE ANNUITY FUNDS
12

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open, at 4 p.m. Eastern time or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price you pay per share for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds

Normally, we will send redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

OTHER SERVICES

Automatic Reinvestment of Distributions

For  the  convenience  of  investors,   all  dividends  and  capital  gains  are
distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise.

VARIABLE ANNUITY FUNDS
13

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Fund Distributions

Each Fund passes along the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Dividends. Each Fund pays an annual dividend from the dividends, interest and other income on the securities in which it invests.
o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policies, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running a Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results. Because these fees are "invisible," investors should examine them closely, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

VARIABLE ANNUITY FUNDS
14

FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in each of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.


                                   EVERGREEN
                             Variable Annuity Trust

                                                Year Ended December 31,
                                                -------------------------
                                                   2000        1999 (a)
VA EQUITY INDEX FUND
Net asset value, beginning of period            $     11.48   $     10.00
                                                -----------   -----------
Income from investment operations
Net investment income                                  0.10          0.03
Net realized and unrealized gains or losses on
 securities and future contracts                      (1.15)         1.51
                                                -----------   -----------
Total from investment operations                      (1.05)         1.54
                                                -----------   -----------
Distributions to shareholders from
Net investment income                                 (0.10)        (0.03)
Net realized gains                                    (0.03)        (0.03)
                                                -----------   -----------
Total distributions                                   (0.13)        (0.06)
                                                -----------   -----------
Net asset value, end of period                  $     10.30   $     11.48
                                                -----------   -----------
Total return*                                         (9.11%)       15.47%
Ratios and supplemental data
Net assets, end of period (thousands)           $    31,796   $    18,685
Ratios to average net assets
 Expenses++                                            0.31%         0.31%+
 Net investment income                                 1.15%         1.34%+
Portfolio turnover rate                                  11%            5%

(a) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                          Year Ended December 31,
                              -------------------------------------------------
                                2000       1999    1998 #   1997 #   1996 (a) #
VA FOUNDATION FUND
Net asset value, beginning
 of period                    $  15.70   $  14.47  $ 13.54  $ 11.31   $ 10.00
                              --------   --------  -------  -------   -------
Income from investment
 operations
Net investment income             0.24       0.28     0.35     0.26      0.16
Net realized and unrealized
 gains or losses on
 securities                      (1.01)      1.27     1.07     2.86      1.37
                              --------   --------  -------  -------   -------
Total from investment
 operations                      (0.77)      1.55     1.42     3.12      1.53
                              --------   --------  -------  -------   -------
Distributions to
 shareholders from
Net realized gains               (0.09)     (0.04)   (0.23)   (0.65)    (0.06)
Net investment income            (0.24)     (0.28)   (0.26)   (0.24)    (0.16)
                              --------   --------  -------  -------   -------
Total distributions              (0.33)     (0.32)   (0.49)   (0.89)    (0.22)
                              --------   --------  -------  -------   -------
Net asset value, end of
 period                       $  14.60   $  15.70  $ 14.47  $ 13.54   $ 11.31
                              --------   --------  -------  -------   -------
Total return*                    (4.93%)    10.64%   10.56%   27.80%    15.30%
Ratios and supplemental data
Net assets, end of period
 (thousands)                  $187,825   $145,566  $78,371  $31,840   $15,812
Ratios to average net assets
 Expenses++                       0.92%      0.95%    1.00%    1.01%     1.00%+
 Net investment income            1.78%      2.29%    2.44%    2.15%     2.70%+
Portfolio turnover rate             89%        77%      10%      26%       12%

(a) For the period from March 1, 1996 (commencement of operations) to
    December 31, 1996.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                              Year Ended December 31,
                                       -------------------------------------
                                        2000      1999    1998 #  1997 (a) #
VA GLOBAL LEADERS FUND
Net asset value, beginning of period   $ 15.85   $ 12.76  $10.79    $10.00
                                       -------   -------  ------    ------
Income from investment operations
Net investment income                     0.07      0.06    0.10      0.11
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions           (1.45)     3.09    1.94      0.77
                                       -------   -------  ------    ------
Total from investment operations         (1.38)     3.15    2.04      0.88
                                       -------   -------  ------    ------
Distributions to shareholders from
Net investment income                    (0.07)    (0.06)  (0.07)    (0.06)
Net realized gains                           0         0       0     (0.03)
                                       -------   -------  ------    ------
Total distributions                      (0.07)    (0.06)  (0.07)    (0.09)
                                       -------   -------  ------    ------
Net asset value, end of period         $ 14.40   $ 15.85  $12.76    $10.79
                                       -------   -------  ------    ------
Total return*                            (8.70%)   24.72%  18.92%     8.80%
Ratios and supplemental data
Net assets, end of period (thousands)  $43,382   $21,022  $9,583    $2,899
Ratios to average net assets
 Expenses++                               1.01%     1.01%   1.04%     1.05%+
 Net investment income                    0.57%     0.58%   0.89%     1.15%+
Portfolio turnover rate                     21%       17%     12%       11%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
17

                                   EVERGREEN
                             Variable Annuity Trust

                                                 Year Ended December 31,
                                                ---------------------------
                                                 2000     1999   1998 (a) #
VA SMALL CAP VALUE FUND
Net asset value, beginning of period            $ 10.14  $ 9.58    $10.00
                                                -------  ------    ------
Income from investment operations
Net investment income                              0.08    0.13      0.15
Net realized and unrealized gains or losses on
 securities                                        1.99    1.02     (0.45)
                                                -------  ------    ------
Total from investment operations                   2.07    1.15     (0.30)
                                                -------  ------    ------
Distributions to shareholders from
Net investment income                             (0.10)  (0.13)    (0.11)
Net realized gains                                (0.41)  (0.46)    (0.01)
                                                -------  ------    ------
Total distributions                               (0.51)  (0.59)    (0.12)
                                                -------  ------    ------
Net asset value, end of period                  $ 11.70  $10.14    $ 9.58
                                                -------  ------    ------
Total return*                                     20.71%  12.07%   (2.86)%
Ratios and supplemental data
Net assets, end of period (thousands)           $10,400  $4,958    $2,282
Ratios to average net assets
 Expenses++                                        1.02%   1.01%     1.02%+
 Net investment income                             1.01%   1.69%     2.49%+
Portfolio turnover rate                              82%     65%       16%

(a) For the period from May 1, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
18

OTHER FUND PRACTICES

The Funds may invest in futures and options which are forms of derivatives. Such practices are used to hedge a Fund's portfolio, to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility. The VA Equity Index Fund may also use options and futures as a substitute for the sale or purchase of securities in the S&P 500 Index.

The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses.

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

While not principal investment strategies, the VA Foundation Fund may invest up to 25% (however the Fund's current intention is to invest no more than 10%), VA Equity Index Fund may invest up to 10%, in foreign securities.

If a Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and dividend yield and total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.


VARIABLE ANNUITY FUNDS
19

                                      Notes

                                 Evergreen Funds

Money  Market  Funds
Florida  Municipal  Money  Market Fund
Money  Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal  Money Market Fund
Treasury  Money Market Fund
State  Municipal  Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New  Jersey  Municipal  Bond  Fund
North  Carolina  Municipal  Bond  Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund
National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and  Intermediate  Term Bond Funds
Intermediate  Term Bond Fund
Select  Adjustable Rate Fund
Short-Duration  Income Fund

Intermediate and Long Term Bond Funds
Diversified  Bond Fund
High Yield Bond Fund
Quality Income Fund
Strategic  Income  Fund
U.S.  Government  Fund

Balanced  Funds
Balanced  Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth and Income  Funds
Blue Chip Fund
Equity  Income  Fund
Equity  Index Fund
Growth and Income  Fund
Small Cap Value Fund
Value Fund

Domestic  Growth  Funds
Aggressive  Growth Fund
Capital  Growth Fund
Evergreen  Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund


Sector Funds
Health Care Fund
Technology Fund
Utility and  Telecommunications Fund

Global and  International  Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Variable Annuity

VA Blue Chip Fund
VA Capital  Growth Fund
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth and Income Fund
VA Growth Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Perpetual International Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund

www.evergreen-funds.com

                      Q U I C K  R E F E R E N C E  G U I D E



1.   Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

2.   Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o for general correspondence


3.   For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA  02116-5034

4.   Visit us on-line
     www.evergreen-funds.com

     For More Information About the
     Evergreen Variable Annuity Funds, Ask for:

     The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-847-5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

     Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                                                      Sec File No.: 811-8716
                                                                  537769 RV7

                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]